UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08216

PIMCO Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO Closed-End Funds

Semiannual Report

December 31, 2015

PCM Fund, Inc.

PIMCO Global StocksPLUS® & Income Fund

PIMCO Income Opportunity Fund

PIMCO Strategic Income Fund, Inc.

PIMCO Dynamic Credit Income Fund

PIMCO Dynamic Income Fund

Letter from the Chairman of the Board & President

Dear Shareholder:

The financial markets experienced periods of volatility during the reporting period. Investor sentiment was challenged at times given mixed economic data, uncertainties surrounding future global monetary policy, falling commodity prices and geopolitical issues.

For the six-month reporting period ended December 31, 2015

The U.S. economy expanded during the reporting period, but the pace was uneven. Looking back, U.S. gross domestic product (“GDP”), which represents the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanded at a 3.9% annual pace during the second quarter of 2015. Economic activity then decelerated, as GDP grew at a 2.0% annual pace during the third quarter of 2015. Finally, the Commerce Department’s initial reading — released after the reporting period had ended — showed that fourth quarter 2015 GDP grew at an annual pace of 0.7%.

After nearly a decade of highly accommodative monetary policy, the Federal Reserve (“Fed”) raised interest rates at its meeting in mid-December 2015. The Fed’s action pushed rates from a range between 0% and 0.25% to a range between 0.25% and 0.50%. In its official statement following the meeting, the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Economic activity outside the U.S. was mixed during the reporting period. Anemic growth and concerns of deflation in the eurozone caused the European Central Bank (“ECB”) to announce that beginning in March 2015, it would start a €60 billion-a-month bond-buying program that was expected to run until at least September 2016. In December 2015, continued economic headwinds prompted the ECB to extend its monthly bond-buying program by six months, until at least March 2017.

Commodities and emerging markets dominated the news over the reporting period. Crude oil declined from $64 to $37 between June and December, as OPEC continued pumping at close to full capacity and even as U.S. production started to contract. In August 2015, China surprised the markets by allowing its currency to depreciate by nearly 2% against the U.S. dollar, and then spent over $180 billion in foreign reserves over the course of the fourth quarter to support its currency. Meanwhile, Chinese equity markets continued their sharp sell-off, casting a shadow on global risk assets. Elsewhere in emerging markets, the Brazilian political and economic situation continued to deteriorate, culminating in Standard & Poor’s and Fitch downgrading Brazilian foreign currency debt rating to below investment grade.

Outlook

PIMCO’s baseline view sees U.S. economic growth in the range of 2.0% - 2.5% over the next four quarters — in line with the average growth rate of the U.S. economy during the current expansion — and headline CPI (Consumer Price Index) inflation in a range of 1.5% - 2%. In PIMCO’s view, given moderate global recovery and the strong U.S. dollar, there will be little if any boost to aggregate demand from international trade. On the positive side of the ledger, PIMCO believes that the recent budget agreement between Congress and President Obama will provide the U.S. economy a modest and unexpected fiscal boost from the increase in federal spending. With respect to the Fed, after December’s initial rate hike, the market is pricing in two further quarter-point increases in 2016. PIMCO believes there is a risk that the Fed will deliver more rate hikes than the market is currently pricing in.

Overseas, PIMCO’s baseline view for the eurozone is economic growth of around 1.5% over the next four quarters, with inflation from roughly zero in 2015 to about 1% in 2016. PIMCO believes that ECB quantitative easing will have a positive impact on loan growth. However, while net exports should benefit from the cumulative weakening of the euro, it is PIMCO’s belief that slower growth from the eurozone’s major trading partners may limit the contribution to growth from net exports in 2016. PIMCO sees the prospects of a modest pickup in Japanese growth to about 1% in

2	PIMCO CLOSED-END FUNDS

2016, versus an estimated 0.6% in 2015. In PIMCO’s view, headline inflation will remain positive in 2016, but at around 0.5 - 1% is well below the Bank of Japan’s target of 2%.

In the following pages of this PIMCO Closed-End Funds Semiannual Report, please find specific details regarding investment performance and a discussion of factors that most affected the Funds’ performance over the six months ended December 31, 2015.

Thank you for investing with us. We value your trust and will continue to work diligently to meet your investment needs. If you have questions regarding any of your PIMCO Closed-End Funds investments, please contact your financial advisor or call the Funds’ shareholder servicing agent at (844) 33-PIMCO or (844) 337-4626. We also invite you to visit our website at www.pimco.com to learn more about our views.

Sincerely,

Hans W. Kertess	Peter G. Strelow
Chairman of the Board	President

SEMIANNUAL REPORT	DECEMBER 31, 2015	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund Management will anticipate such movement. As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with rising interest rates. This is especially true since the Federal Reserve Board has concluded its quantitative easing program and, at its meeting on December 16, 2015, raised interest rates for the first time since 2006 from a target range of 0% to 0.25% to a target range of 0.25% to 0.50%. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets” in corporate bonds. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates.

The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, management risk and the risk that a Fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in a Fund’s net asset value “NAV”. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying a derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not directly own. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and a Fund.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, however, in applying certain of a Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

A Fund’s use of leverage creates the opportunity for increased income for the Fund’s common shareholders, but also creates special risks. Leverage is a speculative technique that may expose a Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on a Fund’s portfolio, the interest and other costs to the Fund of leverage could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to the Fund’s common shareholders. In addition, fees and expenses of any form of leverage used by a Fund will be borne entirely by its common shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Fund’s common shares. There can be no assurance that a Fund’s use of leverage will result in a higher yield on its common shares, and it may result in losses. Leverage creates several major types of risks for a Fund’s common shareholders, including: (1) the likelihood of greater volatility of net asset value and market price of the Fund’s common shares, and of the investment return to the Fund’s common shareholders, than a comparable portfolio without leverage; (2) the possibility either that the Fund’s common share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on the Fund’s common shares will fluctuate

4	PIMCO CLOSED-END FUNDS

because such costs vary over time; and (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged and may result in a greater decline in the market value of the Fund’s common shares.

A Fund’s investments in and exposure to foreign securities involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability. Foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of certain foreign countries are relatively small, with a limited number of companies representing a small number of industries. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, auditing and custody standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or other confiscation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in foreign securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Risks associated with investing in foreign securities may be increased when a Fund invests in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the emerging market.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and, as applicable, risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. In the case of a loan participation or assignment, a Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In the event of the insolvency of the lender selling a loan participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans or acting as an originator of loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, lender liability, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans. To the extent that a Fund originates a loan, it may be responsible for all or a substantial portion of the expenses associated with initiating the loan, irrespective of whether the loan transaction is ultimately consummated or closed. This may include significant legal and due diligence expenses, which will be indirectly borne by a Fund and its shareholders.

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may experience additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High-yield bonds (commonly referred to as “junk bonds”) typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money on its investment. The Funds may also invest in bonds and other instruments that are not rated, but which PIMCO considers to be equivalent to high-yield investments. The Funds may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted securities are often illiquid and may not be actively traded. Sale of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material.

SEMIANNUAL REPORT	DECEMBER 31, 2015	5

Important Information About the Funds (Cont.)

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

The global economic crisis brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all experienced large public budget deficits, the effects of which are still yet unknown and may slow the overall recovery of the European economies from the global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or other central banks or supranational agencies such as the International Monetary Fund. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn which could significantly affect the value of a Fund’s European investments. It is possible that one or more Economic and Monetary Union of the European Union (“EMU”) member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The exit of any country out of the euro may have an extremely destabilizing effect on other eurozone countries and their economies and a negative effect on the global economy as a whole. Such an exit by one country may also increase the possibility that additional countries may exit the euro should they face similar financial difficulties.

The Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Funds’ performance and/or ability to achieve their investment objectives. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of the Funds could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Funds to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. The common shares of a Fund may trade at a price that is less than the initial offering price and/or the net asset value of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the net asset value of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to net asset value thereafter.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

6	PIMCO CLOSED-END FUNDS

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between a Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. A Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: asset allocation risk, credit risk, stressed securities risk, distressed and defaulted securities risk, corporate bond risk, market risk, issuer risk, liquidity risk, equity securities and related market risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, mortgage market/ subprime risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, redenomination risk, non-diversification risk, management risk, municipal bond risk, inflation-indexed security risk, senior debt risk, loans, participations and assignments risk, reinvestment risk, real estate risk, U.S. Government securities risk, foreign (non-U.S.) government securities risk, valuation risk, segregation and cover risk, focused investment risk, credit default swaps risk, event-linked securities risk, counterparty risk, preferred securities risk, confidential information access risk, other investment companies risk, private placements risk, inflation/deflation risk, regulatory risk, tax risk, recent economic conditions risk, market disruptions and geopolitical risk, potential conflicts of interest involving allocation of investment opportunities, repurchase agreements risk, securities lending risk, zero-coupon bond and payment-in-kind securities risk, portfolio turnover risk, smaller company risk, short sale risk and convertible securities risk. A description of certain of these risks is available in the Notes to Financial Statements of this Report.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses.

The following table discloses the commencement of operations and diversification status of each fund:

Fund Name	Commencement of Operations	Diversification Status
PCM Fund, Inc.	09/02/93	Diversified
PIMCO Global StocksPlus® & Income Fund	05/31/05	Diversified
PIMCO Income Opportunity Fund	11/30/07	Diversified
PIMCO Strategic Income Fund, Inc.	02/24/94	Diversified
PIMCO Dynamic Credit Income Fund	01/31/13	Diversified
PIMCO Dynamic Income Fund	05/30/12	Diversified

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees/Directors1 are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Investment Manager and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s original or any subsequent prospectus or Statement of Additional Information (SAI), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Fund, a service provider to the

[1]	Hereinafter, the terms “Trustee” or “Trustees” used herein shall refer to a Director or Directors of applicable Funds.

SEMIANNUAL REPORT	DECEMBER 31, 2015	7

Important Information About the Funds (Cont.)

Fund, and/or the Trustees or officers of the Fund, on the other hand. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO (844-337-4626), on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Funds at (844) 33-PIMCO (844-337-4626) and on the Funds’ website at www.pimco.com. Updated portfolio holdings information about a Fund will be available at www.pimco.com approximately 15 calendar days after such Fund’s most recent fiscal quarter end, and will remain accessible until such Fund files a Form N-Q or a shareholder report for the period which includes the date of the information. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO CLOSED-END FUNDS

PCM Fund, Inc.

Symbol on NYSE - PCM

Allocation Breakdown†

Non-Agency Mortgage-Backed Securities	43.1%
Asset-Backed Securities	31.7%
Corporate Bonds & Notes	16.7%
Short-Term Instruments	3.6%
Bank Loan Obligations	2.9%
Other	2.0%
†	% of Investments, at value as of 12/31/15. Financial derivative instruments, if any, are excluded.

Fund Information (as of December 31, 2015)(1)

Market Price	$9.24
NAV	$9.82
Premium/(Discount) to NAV	(5.91)%
Market Price Distribution Yield(2)	10.39%
NAV Distribution Yield(2)	9.78%
Total Effective Leverage(3)	45%

Average Annual Total Return(1) for the period ended December 31, 2015
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (09/02/93)
Market Price	(3.38)%	(4.62)%	6.78%	6.75%	7.90%
NAV	(3.68)%	0.37%	10.23%	9.52%	8.79%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PCM Fund’s primary investment objective is to achieve high current income. Capital gains from the disposition of investments are a secondary objective of the Fund.

Fund Insights

»

For the period from July 1, 2015 through December 31, 2015, the Fund’s allocation to high yield corporate bonds was the primary detractor from performance. The asset class sold off amid broad commodity weakness and retail fund outflows late in the reporting period.

»

Within high yield, the Fund’s exposure to energy, as well as select names in media and telecommunications, were the key detractors. Exposure to utilities, manufacturing and raw materials credits further dampened returns.

»

The Fund’s allocation to commercial mortgage-backed securities was a significant contributor to performance, supported by their attractive carry, the rate of interest earned by holding the respective securities.

»

The Fund’s exposure to U.S. interest rates was a significant contributor to performance, due mainly to an emphasis on the intermediate portion of the curve, which provided an attractive carry during a period when rates were mostly flat.

»

The Fund’s allocation to non-agency mortgage-backed securities was a modest contributor to returns. The sector continued to benefit from an improving U.S. housing market and limited outstanding supply.

SEMIANNUAL REPORT	DECEMBER 31, 2015	9

PIMCO Global StocksPLUS® & Income Fund

Symbol on NYSE - PGP

Allocation Breakdown†

Non-Agency Mortgage-Backed Securities	44.4%
Corporate Bonds & Notes	27.3%
Short-Term Instruments	13.8%
Asset-Backed Securities	8.5%
Bank Loan Obligations	1.9%
Other	4.1%
†	% of Investments, at value as of 12/31/15. Financial derivative instruments, if any, are excluded.

Fund Information (as of December 31, 2015)(1)

Market Price	$18.12
NAV	$10.88
Premium/(Discount) to NAV	66.54%
Market Price Distribution Yield(2)	12.14%
NAV Distribution Yield(2)	20.22%
Total Effective Leverage(3)	41%

Average Annual Total Return(1) for the period ended December 31, 2015
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (05/31/05)
Market Price	14.55%	5.41%	7.65%	12.92%	11.79%
NAV	(7.30)%	0.60%	11.60%	10.83%	11.28%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO Global StocksPLUS® & Income Fund’s primary investment objective is to seek total return comprised of current income, current gains and long-term capital appreciation.

Fund Insights

»

Exposure to the S&P 500 Index and the MSCI EAFE Index through equity index derivatives was a primary detractor from absolute returns. During the reporting period, international equities (as represented by the MSCI EAFE Index) declined -6.01% and U.S. equities (as represented by the S&P 500 Index) were basically flat.

»	The fixed income portfolio that backs the equity index derivatives also detracted from returns, alongside weakness in corporate and emerging market credits.

»

Exposure to high yield corporate bonds had a major negative impact on performance. High yield spreads widened amid broad commodity weakness and retail fund outflows late in the reporting period. Corporate credits associated with energy and raw materials, as well as select names in manufacturing, media and telecommunications, were among the worst performers.

»

Exposure to local and hard currency-denominated Brazilian debt was another significant detractor from returns. During the reporting period, Brazil was negatively impacted by its slowing economy, high inflation and a political crisis.

»	A yield curve-steepening strategy implemented through U.S. dollar interest rate swaps detracted from performance as the swap curve flattened.

»	Exposure to residential non-agency mortgages added modestly to performance, as these securities benefited from an improving housing market and limited supply.

»	A defensive option strategy involving written at-the-money calls and purchased out-of-the-money puts on S&P 500 futures contracts had a positive impact on performance.

10	PIMCO CLOSED-END FUNDS

PIMCO Income Opportunity Fund

Symbol on NYSE - PKO

Allocation Breakdown†

Corporate Bonds & Notes	31.5%
Asset-Backed Securities	29.6%
Non-Agency Mortgage-Backed Securities	27.4%
Short-Term Instruments	3.2%
Convertible Preferred Securities	3.0%
Other	5.3%
†	% of Investments, at value as of 12/31/15. Financial derivative instruments, if any, are excluded.

Fund Information (as of December 31, 2015)(1)

Market Price	$21.17
NAV	$22.68
Premium/(Discount) to NAV	(6.66)%
Market Price Distribution Yield(2)	10.77%
NAV Distribution Yield(2)	10.05%
Total Effective Leverage(3)	42%

Average Annual Total Return(1) for the period ended December 31, 2015
	6 Month*	1 Year	5 Year	Commencement of Operations (11/30/07)
Market Price	(5.86)%	(4.91)%	8.18%	9.92%
NAV	(6.41)%	(1.70)%	9.42%	11.49%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO Income Opportunity Fund’s primary investment objective is to seek current income as a primary focus and also capital appreciation.

Fund Insights

»

For the period from July 1, 2015 through December 31, 2015, the Fund’s allocation to high yield corporate bonds was the primary detractor from performance, as the asset class struggled amid broad commodity weakness and retail fund outflows late in the reporting period.

»	Within high yield, exposure to banking and brokerage, utilities, energy, telecommunications, media, raw materials and manufacturing credits detracted from results.

»	Exposure to local and hard currency-denominated Brazilian debt was a major detractor from returns. Brazil was negatively impacted by its slowing economy, high inflation and a political crisis.

»

The Fund’s exposure to U.S. dollar-denominated Russian quasi-sovereign bonds contributed meaningfully to returns. Spreads on these issues continued to retrace much of the widening that occurred during the second half of 2014 as geopolitical tensions in the region eased and investor sentiment improved.

»

The Fund’s exposure to U.S. interest rates was modestly positive for performance given the carry, the rate of interest earned by holding the respective securities, associated with such exposure. This positive impact, however, was partially offset by strategies designed to benefit from rising long-term interest rates, as long-term yields fell during the reporting period.

»

The Fund’s allocation to securitized credit was a modest contributor to performance. Positive contributions from commercial mortgage-backed securities, structured credit and lower-beta non-agency residential mortgage-backed securities were partially offset by negative contributions from higher-beta non-agency residential mortgage-backed securities.

SEMIANNUAL REPORT	DECEMBER 31, 2015	11

PIMCO Strategic Income Fund, Inc.

Symbol on NYSE - RCS

Allocation Breakdown†

U.S. Government Agencies	57.0%
Non-Agency Mortgage-Backed Securities	16.1%
Corporate Bonds & Notes	10.7%
U.S. Treasury Obligations	7.4%
Asset-Backed Securities	6.4%
Short-Term Instruments	0.9%
Other	1.5%
†	% of Investments, at value as of 12/31/15. Financial derivative instruments, if any, are excluded.

Fund Information (as of December 31, 2015)(1)

Market Price	$8.95
NAV	$8.03
Premium/(Discount) to NAV	11.46%
Market Price Distribution Yield(2)	10.73%
NAV Distribution Yield(2)	11.96%
Total Effective Leverage(3)	28%

Average Annual Total Return(1) for the period ended December 31, 2015
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (02/24/94)
Market Price	9.45%	5.96%	9.15%	10.22%	8.93%
NAV	(0.36)%	3.89%	8.97%	10.37%	8.62%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»

The primary investment objective of PIMCO Strategic Income Fund, Inc. is to generate a level of income that is higher than that generated by high quality, intermediate-term U.S. debt securities. The Fund also seeks capital appreciation to the extent consistent with this objective.

Fund Insights

»

For the period from July 1, 2015 through December 31, 2015, the Fund’s allocation to securitized credit was a primary contributor to performance. In particular, the positive contribution from exposure to both agency and non-agency residential mortgage-backed securities boosted returns given an improving U.S. housing market.

»

The Fund’s exposure to local and hard currency-denominated Brazilian debt was a major detractor from returns. Brazil was negatively impacted by its slowing economy, high inflation and a political crisis.

»

The Fund’s exposure to U.S. interest rates was substantially negative for performance. In particular, strategies designed to benefit from rising long-term interest rates hurt performance as long-term yields fell during the reporting period.

»	The Fund’s allocation to high yield corporate bonds modestly detracted from performance. The asset class struggled amid broad commodity weakness and retail fund outflows late in the reporting period.

»

The Fund’s exposure to U.S. dollar-denominated Russian quasi-sovereign bonds contributed meaningfully to returns. Spreads on these issues continued to retrace much of the widening that occurred during the second half of 2014 as geopolitical tensions in the region eased and investor sentiment improved.

»

Within investment grade credit, exposure to banking/brokerage and utilities modestly contributed to returns, as balance sheet strengthening and improving profitability in the former and the defensive nature of the latter benefited the Fund.

12	PIMCO CLOSED-END FUNDS

PIMCO Dynamic Credit Income Fund

Symbol on NYSE - PCI

Allocation Breakdown†

Asset-Backed Securities	44.4%
Non-Agency Mortgage-Backed Securities	25.3%
Corporate Bonds & Notes	22.9%
Bank Loan Obligations	2.9%
Short-Term Instruments	2.2%
Other	2.3%
†	% of Investments, at value as of 12/31/15. Financial derivative instruments, if any, are excluded.

Fund Information (as of December 31, 2015)(1)

Market Price	$18.03
NAV	$20.42
Premium/(Discount) to NAV	(11.70)%
Market Price Distribution Yield(2)	10.92%
NAV Distribution Yield(2)	9.64%
Total Effective Leverage(3)	46%

Average Annual Total Return(1) for the period ended December 31, 2015
	6 Month*	1 Year	Commencement of Operations (01/31/13)
Market Price	(4.74)%	(2.62)%	(0.97)%
NAV	(6.18)%	(1.53)%	4.25%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO Dynamic Credit Income Fund’s primary investment objective is to seek current income, with capital appreciation as a secondary objective.

Fund Insights

»

For the period July 1, 2015 through December 31, 2015, the Fund’s allocation to high yield corporate bonds was the primary detractor from performance, as the asset class struggled amid broad commodity weakness and retail fund outflows late in the reporting period.

»	Exposure to local and hard currency-denominated Brazilian debt was a significant detractor from returns. Brazil was negatively impacted by its slowing economy, high inflation and a political crisis.

»

The Fund’s allocation to securitized credit detracted from performance. On the upside, positions in prime and lower-beta non-agency residential mortgage-backed securities and commercial mortgage-back securities contributed to returns. However, this was more than offset by weakness in the Fund’s higher-beta non-agency residential mortgage-backed securities.

»

The Fund’s exposure to dollar-denominated Russian quasi-sovereign bonds had a positive impact on performance. The spreads on these issues continued to retrace much of the widening that occurred during the second half of 2014, as geopolitical tensions in the region eased and investor sentiment improved.

»

The Fund’s exposure to U.S. interest rates was modestly positive for performance given the carry, the rate of interest earned by holding the respective securities, associated with such exposure. This positive impact, however, was partially offset by strategies designed to benefit from rising long-term interest rates, as long-term yields fell during the reporting period.

»

Within investment grade credit, exposure to banking/brokerage and utilities modestly contributed to returns, as balance sheet strengthening and improving profitability in the former and the defensive nature of the latter benefited the Fund.

SEMIANNUAL REPORT	DECEMBER 31, 2015	13

PIMCO Dynamic Income Fund

Symbol on NYSE - PDI

Allocation Breakdown†

Non-Agency Mortgage-Backed Securities	55.6%
Asset-Backed Securities	23.8%
Corporate Bonds & Notes	12.8%
Short-Term Instruments	3.7%
Sovereign Issues	1.4%
Other	2.7%
†	% of Investments, at value as of 12/31/15. Financial derivative instruments, if any, are excluded.

Fund Information (as of December 31, 2015)(1)

Market Price	$27.36
NAV	$27.17
Premium/(Discount) to NAV	0.70%
Market Price Distribution Yield(2)	9.67%
NAV Distribution Yield(2)	9.74%
Total Effective Leverage(3)	48%

Average Annual Total Return(1) for the period ended December 31, 2015
	6 Month*	1 Year	Commencement of Operations (05/30/12)
Market Price	7.31%	6.16%	17.12%
NAV	(0.96)%	4.54%	18.56%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO Dynamic Income Fund’s primary investment objective is to seek current income, with capital appreciation as a secondary objective.

Fund Insights

»

For the period July 1, 2015 through December 31, 2015, exposure to local and hard currency-denominated Brazilian debt was a primary detractor from returns. Brazil was negatively impacted by its slowing economy, high inflation and a political crisis.

»

The Fund’s allocation to high yield corporate bonds significantly detracted from performance, as the asset class struggled amid broad commodity weakness and retail fund outflows late in the reporting period.

»

The Fund’s allocation to securitized credit contributed to performance. Positions in prime and lower-beta non-agency residential mortgage-backed securities and commercial mortgage-back securities contributed to returns. However, this was partially offset by weakness in the Fund’s higher-beta non-agency residential mortgage-backed securities.

»

The Fund’s exposure to dollar-denominated Russian quasi-sovereign bonds had a positive impact on performance. The spreads on these issues continued to retrace much of the widening that occurred during the second half of 2014, as geopolitical tensions in the region eased and investor sentiment improved.

»

Within investment grade credit, exposure to banking/brokerage and utilities modestly contributed to returns, as balance sheet strengthening and improving profitability in the former and the defensive nature of the latter benefited the Fund.

»

The Fund’s exposure to U.S. interest rates was modestly positive for performance given the carry, the rate of interest earned by holding the respective securities, associated with such exposure. This positive impact, however, was partially offset by strategies designed to benefit from rising long-term interest rates, as long-term yields fell during the reporting period.

14	PIMCO CLOSED-END FUNDS

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SEMIANNUAL REPORT	DECEMBER 31, 2015	15

Financial Highlights

		Investment Operations			Less Distributions

	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income (b)	From Net Realized Capital (Loss) (b)	Tax Basis Return of Capital (b)	Total

PCM Fund, Inc.
07/01/2015 - 12/31/2015+	$10.68	$0.42	$(0.80)	$(0.38)	$(0.48)	$0.00	$0.00	$(0.48)
01/01/2015 - 06/30/2015(e)	10.72	0.44	0.00 ^	0.44	(0.48)	0.00	0.00	(0.48	)(j)
12/31/2014	11.17	0.94	(0.34)	0.60	(1.05)	0.00	0.00	(1.05)
12/31/2013	11.35	1.12	(0.20)	0.92	(1.10)	0.00	0.00	(1.10)
12/31/2012	9.48	1.06	1.93	2.99	(1.12)	0.00	0.00	(1.12)
12/31/2011	9.88	1.13	(0.47)	0.66	(1.06)	0.00	0.00	(1.06)
12/31/2010	7.73	1.12	2.29	3.41	(1.26)	0.00	0.00	(1.26)

PIMCO Global StocksPLUS® & Income Fund
07/01/2015 - 12/31/2015+	$12.88	$0.52	$(1.42)	$(0.90)	$(1.10)	$0.00	$0.00	$(1.10)
04/01/2015 - 06/30/2015(f)	12.82	0.34	0.27	0.61	(0.55)	0.00	0.00	(0.55	)(j)
03/31/2015	14.72	1.15	(0.85)	0.30	(2.20)	0.00	0.00	(2.20)
03/31/2014	14.32	1.39	1.21	2.60	(2.20)	0.00	0.00	(2.20)
03/31/2013	12.57	1.38	2.57	3.95	(2.20)	0.00	0.00	(2.20)
03/31/2012	14.88	1.61	(1.72)	(0.11)	(2.20)	0.00	0.00	(2.20)
03/31/2011	12.52	1.75	2.81	4.56	(2.20)	0.00	0.00	(2.20)

PIMCO Income Opportunity Fund
07/01/2015 - 12/31/2015+	$25.94	$1.11	$(2.72)	$(1.61)	$(1.14)	$(0.51)	$0.00	$(1.65)
11/01/2014 - 06/30/2015(g)	28.38	1.54	(0.86)	0.68	(2.34)	(0.77)	(0.01)	(3.12	)(j)
10/31/2014	28.67	2.71	(0.12)	2.59	(2.88)	0.00	0.00	(2.88)
10/31/2013	27.86	2.87	0.77	3.64	(2.83)	0.00	0.00	(2.83)
10/31/2012	24.62	2.61	3.69	6.30	(3.06)	0.00	0.00	(3.06)
10/31/2011	26.97	3.24	(2.20)	1.04	(3.39)	0.00	0.00	(3.39)
10/31/2010	21.40	3.11	4.58	7.69	(2.12)	0.00	0.00	(2.12)

PIMCO Strategic Income Fund, Inc.
07/01/2015 - 12/31/2015+	$8.58	$0.35	$(0.38)	$(0.03)	$(0.52)	$0.00	$0.00	$(0.52)
02/01/2015 - 06/30/2015(h)	8.57	0.30	0.11	0.41	(0.40)	0.00	0.00	(0.40	)(j)
01/31/2015	9.24	0.90	(0.55)	0.35	(1.02)	0.00	0.00	(1.02)
01/31/2014	9.66	0.99	(0.30)	0.69	(1.11)	0.00	0.00	(1.11)
01/31/2013	8.91	1.05	0.95	2.00	(1.25)	0.00	0.00	(1.25)
01/31/2012	9.97	1.36	(1.03)	0.33	(1.39)	0.00	0.00	(1.39)
01/31/2011	9.08	1.27	1.04	2.31	(1.42)	0.00	0.00	(1.42)

PIMCO Dynamic Credit Income Fund (Consolidated)
07/01/2015 - 12/31/2015+	$23.00	$0.57	$(1.95)	$(1.38)	$(1.20)	$0.00	$0.00	$(1.20)
01/01/2015 - 06/30/2015(e)	22.83	0.76	0.35	1.11	(0.94)	0.00	0.00	(0.94	)(j)
12/31/2014	24.04	1.79	(0.53)	1.26	(2.47)	0.00	0.00	(2.47)
01/31/2013 - 12/31/2013	23.88	1.33	0.76	2.09	(1.68)	(0.24)	0.00	(1.92)

PIMCO Dynamic Income Fund (Consolidated)
07/01/2015 - 12/31/2015+	$31.38	$1.44	$(1.74)	$(0.30)	$(2.92)	$(0.99)	$0.00	$(3.91)
04/01/2015 - 06/30/2015(f)	30.74	0.80	0.47	1.27	(0.63)	0.00	0.00	(0.63	)(j)
03/31/2015	32.11	3.25	(0.49)	2.76	(4.13)	0.00	0.00	(4.13)
03/31/2014	30.69	3.70	1.24	4.94	(3.29)	(0.23)	0.00	(3.52)
05/30/2012 - 03/31/2013	23.88	2.79	6.50	9.29	(2.18)	(0.27)	0.00	(2.45)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(c) in the Notes to Financial Statements for more information.
(c)

Total investment return is calculated assuming a purchase of a share at the market price on the first day and a sale of a share at the market price on the last day of each year reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

16	PIMCO CLOSED-END FUNDS	See Accompanying Notes

		Common Share			Ratios/Supplemental Data
						Ratios to Average Net Assets
Offering Cost Charged to Paid in Capital in Excess of Par		Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return (c)	Net Assets End of Year or Period (000s)	Expenses (d)		Expenses Excluding Interest Expense (d)		Expenses Excluding Interest Expense and Waivers		Net Investment Income		Portfolio Turnover Rate

$	N/A	$9.82	$9.24	(3.38)%	$113,316	2.54	%*	1.58	%*	1.58	%*	8.00	%*	9%
	N/A	10.68	10.05	(1.28)	123,235	2.26	*	1.54	*	1.54	*	8.32	*	20
	N/A	10.72	10.65	0.34	123,633	1.89		1.40		1.40		8.38		11
	N/A	11.17	11.65	6.49	128,672	2.05		1.52		1.52		9.75		6
	N/A	11.35	12.02	23.34	130,461	2.59		1.76		1.76		10.05		13
	N/A	9.48	10.77	10.43	108,810	2.44		1.75		1.75		11.30		26
	N/A	9.88	10.80	54.01	113,020	2.41		1.75		1.75		11.91		28

$	N/A	$10.88	$18.12	14.55%	$115,016	2.45	%*	1.73	%*	1.73	%*	8.58	%*	9%
	N/A	12.88	16.92	(21.82)	135,468	2.34	*	1.72	*	1.72	*	10.35	*	3
	N/A	12.82	22.27	4.05	134,594	2.30		1.78		1.78		8.29		92
	N/A	14.72	23.67	19.44	153,393	1.94		1.67		1.67		9.62		197
	N/A	14.32	21.95	21.57	148,170	2.64		2.10		2.10		10.75		33
	N/A	12.57	20.18	(8.00)	128,952	2.71		2.12		2.12		12.70		90
	N/A	14.88	24.48	43.45	150,881	2.81		2.20		2.20		13.07		80

$	N/A	$22.68	$21.17	(5.86)%	$339,424	2.50	%*	1.72	%*	1.72	%*	8.78	%*	5%
	N/A	25.94	24.20	0.22	388,353	2.43	*	1.79	*	1.79	*	8.93	*	14
	N/A	28.38	27.26	4.39	424,632	2.01		1.65		1.65		9.44		175
	N/A	28.67	28.90	6.81	426,561	1.93		1.66		1.66		10.03		65
	N/A	27.86	29.85	26.98	411,976	2.29		1.86		1.86		10.38		57
	N/A	24.62	26.45	11.68	359,909	2.44		1.93		1.93		12.40		194
	N/A	26.97	26.92	39.51	391,730	2.36		1.86		1.86		13.07		77

$	N/A	$8.03	$8.95	9.45%	$336,374	1.24	%*	0.96	%*	0.96	%*	8.31	%*	35%
	N/A	8.58	8.69	(5.81)	357,692	1.16	*	0.96	*	0.96	*	8.58	*	17
	N/A	8.57	9.65	5.92	355,942	1.18		0.98		0.98		10.01		90
	N/A	9.24	10.12	(4.58)	379,762	1.39		1.00		1.00		10.48		208
	N/A	9.66	11.84	12.21	392,317	1.55		1.00		1.00		11.14		293
	N/A	8.91	11.80	28.34	357,712	1.48		1.01		1.01		14.27		147
	N/A	9.97	10.44	11.82	394,695	1.43		1.04		1.04		12.98		168

$	N/A	$20.42	$18.03	(4.74)%	$2,801,620	2.95	%*	1.99	%*	1.99	%*	5.12	%*	14%
	N/A	23.00	20.18	2.23	3,155,689	2.63	*	1.97	*	1.97	*	6.71	*	31
	(0.00)^	22.83	20.65	2.68	3,132,146	2.36		1.91		1.91		7.29		35
	(0.01)	24.04	22.48	(2.79)	3,298,673	1.52	*	1.42	*	1.42	*	6.06	*	76

$	N/A	$27.17	$27.36	7.31%	$1,246,052	3.34	%*	2.07	%*	2.07	%*	9.29	%*	6%
	N/A	31.38	29.21	2.87	1,426,891	2.83	*	2.01	*	2.01	*	10.23	*	5
	N/A	30.74	29.00	9.04	1,397,987	3.12		2.12		2.12		9.97		10
	N/A	32.11	30.32	9.62	1,458,961	3.15		2.17		2.17		11.90		18
	(0.03)	30.69	31.10	35.21	1,393,099	2.91	*	2.04	*	2.04	*	12.04	*	16

(d)	Interest expense primarily relates to participation in borrowing and financing transactions. See Note 5 in the Notes to Financial Statements for more information.
(e)	Fiscal year end changed from December 31st to June 30th.
(f)	Fiscal year end changed from March 31st to June 30th.
(g)	Fiscal year end changed from October 31st to June 30th.
(h)	Fiscal year end changed from January 31st to June 30th.
(i)

Total distributions for the period ended June 30, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended June 30, 2015.

SEMIANNUAL REPORT	DECEMBER 31, 2015	17

Statements of Assets and Liabilities

(Unaudited)

December 31, 2015

(Amounts in thousands†, except per share amounts)	PIMCO PCM Fund, Inc.	PIMCO Global StocksPLUS® & Income Fund	PIMCO Income Opportunity Fund	PIMCO Strategic Income Fund, Inc.

Assets:
Investments, at value
Investments in securities*	$195,235	$170,159	$552,769	$870,919
Financial Derivative Instruments
Exchange-traded or centrally cleared	8	1,220	16	92
Over the counter	0	693	507	1,171
Cash	12	280	0	439
Deposits with counterparty	591	28,381	2,918	12,724
Foreign currency, at value	0	69	189	140
Receivable for investments sold	2,578	7,568	10,703	2
Receivable for mortgage dollar rolls	0	0	0	299,865
Interest and dividends receivable	1,110	1,384	4,329	3,369
Other assets	2	2	3	9
Total Assets	199,536	209,756	571,434	1,188,730

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$82,849	$75,066	$211,969	$122,275
Payable for sale-buyback transactions	0	0	0	57,103
Payable for mortgage dollar rolls	0	0	0	299,865
Financial Derivative Instruments
Exchange-traded or centrally cleared	13	2,421	248	1,062
Over the counter	1,661	6,881	12,492	2,726
Payable for investments purchased	582	7,840	2,850	452
Payable for TBA investments purchased	0	0	0	364,210
Deposits from counterparty	0	399	210	840
Distributions payable to common shareholders	923	1,938	2,844	3,350
Overdraft due to custodian	0	0	849	0
Accrued management fees	169	194	548	299
Other liabilities	23	1	0	174
Total Liabilities	86,220	94,740	232,010	852,356

Net Assets	$113,316	$115,016	$339,424	$336,374

Net Assets Consist of:
Shares:
Par value ($0.001 per share), ($0.00001 per share), ($0.00001 per share), ($0.00001 per share)	$12	$0	$0	$0
Paid in capital in excess of par	125,541	232,983	343,103	427,496
(Overdistributed) net investment income	(1,363)	(7,315)	(5,932)	(3,651)
Accumulated undistributed net realized (loss)	(13,722)	(131,019)	(2,705)	(97,728)
Net unrealized appreciation	2,848	20,367	4,958	10,257
	$113,316	$115,016	$339,424	$336,374

Common Shares Issued and Outstanding	11,538	10,567	14,968	41,890

Net Asset Value Per Common Share	$9.82	$10.88	$22.68	$8.03

Cost of investments in securities	$192,280	$160,925	$542,704	$860,061
Cost of foreign currency held	$0	$70	$195	$139
Cost or premiums of financial derivative instruments, net	$(1,676)	$(692)	$(6,418)	$(762)

* Includes repurchase agreements of:	$268	$983	$0	$3,612

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Statements of Assets and Liabilities

(Unaudited)

December 31, 2015

(Amounts in thousands†, except per share amounts)	PIMCO Dynamic Credit Income Fund	PIMCO Dynamic Income Fund

Assets:
Investments, at value
Investments in securities*	$4,880,995	$2,326,446
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,465	1,130
Over the counter	36,343	6,844
Cash	0	5,961
Deposits with counterparty	46,042	20,687
Foreign currency, at value	23,790	189
Receivable for investments sold	48,394	22,968
Interest and dividends receivable	30,598	13,042
Other assets	12	5
Total Assets	5,069,639	2,397,272

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,134,233	$1,100,940
Financial Derivative Instruments
Exchange-traded or centrally cleared	4,071	1,921
Over the counter	46,343	17,335
Payable for investments purchased	26,644	11,614
Deposits from counterparty	27,037	6,810
Distributions payable to common shareholders	22,513	10,028
Overdraft due to custodian	1,844	0
Accrued management fees	5,333	2,572
Other liabilities	1	0
Total Liabilities	2,268,019	1,151,220

Net Assets Applicable to Common Shareholders	$2,801,620	$1,246,052

Composition of Net Assets Applicable to Common Shareholders:
Par value ($0.00001 per share)	$1	$0
Paid in capital in excess of par	3,274,224	1,096,765
(Overdistributed) net investment income	(94,646)	(32,279)
Accumulated undistributed net realized gain (loss)	(68,411)	11,659
Net unrealized appreciation (depreciation)	(309,548)	169,907
	$2,801,620	$1,246,052

Common Shares Issued and Outstanding	137,221	45,851

Net Asset Value Per Common Share	$20.42	$27.17

Cost of investments in securities	$5,161,818	$2,175,482
Cost of foreign currency held	$23,768	$187
Cost or premiums of financial derivative instruments, net	$1,590	$(27,080)

* Includes repurchase agreements of:	$49,000	$62,569

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	DECEMBER 31, 2015	19

Statements of Operations

Six Months Ended December 31, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO PCM Fund, Inc.	PIMCO Global StocksPLUS® & Income Fund	PIMCO Income Opportunity Fund	PIMCO Strategic Income Fund, Inc.

Investment Income:
Interest, net of foreign taxes*	$6,396	$6,997	$20,669	$16,916
Dividends	2	14	592	7
Total Income	6,398	7,011	21,261	16,923

Expenses:
Management fees	955	1,095	3,219	1,692
Trustee fees and related expenses	5	5	26	16
Interest expense	582	455	1,465	495
Total Expenses	1,542	1,555	4,710	2,203

Net Investment Income	4,856	5,456	16,551	14,720

Net Realized Gain (Loss):
Investments in securities	1,899	989	3,346	2,529
Exchange-traded or centrally cleared financial derivative instruments	(133)	(9,980)	(3,342)	(9,216)
Over the counter financial derivative instruments	3,324	1,835	9,659	3,176
Foreign currency	0	2	271	(15)

Net Realized Gain (Loss)	5,090	(7,154)	9,934	(3,526)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(10,980)	(10,022)	(36,303)	(12,572)
Exchange-traded or centrally cleared financial derivative instruments	(95)	7,155	313	804
Over the counter financial derivative instruments	(3,252)	(5,436)	(15,782)	(611)
Foreign currency assets and liabilities	0	357	1,056	(29)

Net Change in Unrealized (Depreciation)	(14,327)	(7,946)	(50,716)	(12,408)

Net (Decrease) in Net Assets Resulting from Operations	$(4,381)	$(9,644)	$(24,231)	$(1,214)

* Foreign tax withholdings	$0	$0	$1	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended December 31, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO Dynamic Credit Income Fund	PIMCO Dynamic Income Fund

Investment Income:
Interest, net of foreign taxes*	$124,287	$88,732
Dividends	0	336
Total Income	124,287	89,068

Expenses:
Management fees	30,305	14,450
Trustee fees and related expenses	197	94
Interest expense	14,840	8,971
Miscellaneous Expense	91	61
Total Expenses	45,433	23,576

Net Investment Income	78,854	65,492

Net Realized Gain (Loss):
Investments in securities	(46,446)	(9,365)
Exchange-traded or centrally cleared financial derivative instruments	17,690	2,409
Over the counter financial derivative instruments	34,869	25,445
Foreign currency	(1,685)	(824)

Net Realized Gain	4,428	17,665

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(228,517)	(85,201)
Exchange-traded or centrally cleared financial derivative instruments	(29,151)	(10,246)
Over the counter financial derivative instruments	(26,922)	(5,918)
Foreign currency assets and liabilities	11,733	5,153

Net Change in Unrealized (Depreciation)	(272,857)	(96,212)

Net (Decrease) in Net Assets Resulting from Operations	$(189,575)	$(13,055)

* Foreign tax withholdings	$12	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	DECEMBER 31, 2015	21

Statements of Changes in Net Assets

	PCM Fund, Inc.				PIMCO Global StocksPLUS® & Income Fund

(Amounts in thousands†)	Six Months Ended December 31, 2015	Period from January 1, 2015 to June 30, 2015 (a)		Year Ended December 31, 2014	Six Months Ended December 31, 2015	Period from April 1, 2015 to June 30, 2015 (b)		Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,856	$5,058		$10,813	$5,456	$3,559		$12,039
Net realized gain (loss)	5,090	5,586		64	(7,154)	8,310		(19,967)
Net change in unrealized appreciation (depreciation)	(14,327)	(5,577)		(4,000)	(7,946)	(5,604)		10,460

Net Increase (Decrease) in Net assets Resulting from Operations	(4,381)	5,067		6,877	(9,644)	6,265		2,532

Distributions to Common Shareholders:
From net investment income(e)	(5,538)	(5,537)		(12,094)	(11,602)	(5,782)		(23,021)
From net realized capital gains(e)	0	0		0	0	0		0
Tax basis return of capital(e)	0	0		0	0	0		0

Total Distributions to Common Shareholders	(5,538)	(5,537	)(f)	(12,094)	(11,602)	(5,782	)(f)	(23,021)

Common Share Transactions**:
Issued as reinvestment of distributions	0	72		178	794	391		1,690

Total Increase (Decrease) in Net Assets	(9,919)	(398)		(5,039)	(20,452)	874		(18,799)

Net Assets Applicable to Common Shareholders:
Beginning of year or period	123,235	123,633		128,672	135,468	134,594		153,393
End of year or period*	$113,316	$123,235		$123,633	$115,016	$135,468		$134,594

* Including undistributed (overdistributed) net investment income of:	$(1,363)	$(681)		$(540)	$(7,315)	$(1,169)		$(3,939)

** Common Share Transactions:
Shares issued as reinvestment of distributions	0	7		16	49	18		78

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fiscal year end changed from December 31st to June 30th.
(b)	Fiscal year end changed from March 31st to June 30th.
(c)	Fiscal year end changed from October 31st to June 30th.
(d)	Fiscal year end changed from January 31st to June 30th.
(e)	Determined in accordance with federal income tax regulations, see Note 2(c) in the Notes to Financial Statements for more information.
(f)

Total distributions for the period ended June 30, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended June 30, 2015.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO Income Opportunity Fund				PIMCO Strategic Income Fund, Inc.

Six Months Ended December 31, 2015	Period from November 1, 2014 to June 30, 2015 (c)		Year Ended October 31, 2014	Six Months Ended December 31, 2015	Period from February 1, 2015 to June 30, 2015 (d)		Year Ended January 31, 2015

$16,551	$23,106		$40,467	$14,720	$12,571		$37,303
9,934	(3,967)		18,425	(3,526)	11,358		15,398
(50,716)	(9,047)		(20,170)	(12,408)	(7,166)		(38,494)

(24,231)	10,092		38,722	(1,214)	16,763		14,207

(17,064)	(34,865)		(42,972)	(21,736)	(16,651)		(42,226)
(7,634)	(11,498)		0	0	0		0
0	(224)		0	0	0		0

(24,698)	(46,587	)(f)	(42,972)	(21,736)	(16,651	)(f)	(42,226)

0	216		2,321	1,632	1,638		4,199

(48,929)	(36,279)		(1,929)	(21,318)	1,750		(23,820)

388,353	424,632		426,561	357,692	355,942		379,762
$339,424	$388,353		$424,632	$336,374	$357,692		$355,942

$(5,932)	$(5,419)		$6,094	$(3,651)	$3,365		$2,692

0	8		82	190	182		432

SEMIANNUAL REPORT	DECEMBER 31, 2015	23

Consolidated Statements of Changes in Net Assets

	PIMCO Dynamic Credit Income Fund				PIMCO Dynamic Income Fund

(Amounts in thousands†)	Six Months Ended December 31, 2015	Period from January 1, 2015 to June 30, 2015 (a)		Year Ended December 31, 2014	Six Months Ended December 31, 2015	Period from April 1, 2015 to June 30, 2015 (b)		Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$78,854	$104,043		$245,912	$65,492	$36,172		$147,564
Net realized gain (loss)	4,428	29,622		12,922	17,665	37,320		76,891
Net change in unrealized appreciation (depreciation)	(272,857)	18,523		(85,852)	(96,212)	(15,937)		(99,042)

Net Increase (Decrease) in Net Assets Resulting from Operations	(189,575)	152,188		172,982	(13,055)	57,555		125,413

Distributions to Common Shareholders:
From net investment income(c)	(164,494)	(128,645)		(339,486)	(132,888)	(28,651)		(187,696)
From net realized capital gains(c)	0	0		0	(45,024)	0		0

Total Distributions to Common Shareholders	(164,494)	(128,645	)(d)	(339,486)	(177,912)	(28,651	)(d)	(187,696)

Common Share Transactions**:
Offering costs charged to paid in capital in excess of par	0	0		(23)	0	0		0
Issued as reinvestment of distributions	0	0		0	10,128	0		1,309
Net increase (decrease) resulting from common share transactions	0	0		(23)	10,128	0		1,309

Total Increase (Decrease) in Net Assets	(354,069)	23,543		(166,527)	(180,839)	28,904		(60,974)

Net Assets Applicable to Common Shareholders:
Beginning of year or period	3,155,689	3,132,146		3,298,673	1,426,891	1,397,987		1,458,961
End of year or period*	$2,801,620	$3,155,689		$3,132,146	$1,246,052	$1,426,891		$1,397,987

* Including undistributed (overdistributed) net investment income of:	$(94,646)	$(9,006)		$(24,101)	$(32,279)	$35,117		$22,795

** Common Share Transactions:
Shares issued as reinvestment of distributions	0	0		0	372	0		41

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fiscal year end changed from December 31st to June 30th.
(b)	Fiscal year end changed from March 31st to June 30th.
(c)	Determined in accordance with federal income tax regulations, see Note 2(c) in the Notes to Financial Statements for more information.
(d)

Total distributions for the period ended June 30, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended June 30, 2015.

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Cash Flows

Six Months Ended December 31, 2015 (Unaudited)
(Amounts in thousands†)	PCM Fund, Inc	PIMCO Global StocksPLUS® & Income Fund	PIMCO Income Opportunity Fund	PIMCO Strategic Income Fund, Inc.

Cash Flows Provided by Operating Activities:

Net (decrease) in net assets resulting from operations	$(4,381)	$(9,644)	$(24,231)	$(1,214)

Adjustments to Reconcile Net (Decrease) in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of long-term securities	(20,222)	(13,731)	(27,495)	(303,474)
Proceeds from sales of long-term securities	26,421	19,681	75,986	323,581
(Purchases) Proceeds from sales of short-term portfolio investments, net	(1,004)	4,407	15,497	10,871
(Increase) decrease in deposits with counterparty	31	(12,839)	(1,102)	(3,762)
(Increase) decrease in receivable for investments sold	11	(5,433)	(1,243)	3,070
(Increase) decrease in interest and dividends receivable	101	(143)	282	328
Decrease in exchange-traded or centrally cleared financial derivative instruments	(213)	(1,020)	(2,683)	(7,260)
(Increase) decrease in over the counter financial derivative instruments	109	(332)	296	3,197
(Increase) decrease in other assets	0	0	(1)	2
Increase in payable for investments purchased	575	7,352	1,738	42,885
Increase (decrease) in deposits from counterparty	0	182	(3,009)	(830)
Increase (decrease) in accrued investment advisory fees	9	3	(64)	18
Proceeds from (Payments on) foreign currency transactions	0	(8)	209	(44)
(Decrease) in other liabilities	(65)	(58)	(94)	(443)
Net Realized (Gain) Loss
Investments in securities	(1,899)	(989)	(3,346)	(2,529)
Exchange-traded or centrally cleared financial derivative instruments	133	9,980	3,342	9,216
Over the counter financial derivative instruments	(3,324)	(1,835)	(9,659)	(3,176)
Foreign currency	0	(2)	(271)	15
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	10,980	10,022	36,303	12,572
Exchange-traded or centrally cleared financial derivative instruments	95	(7,155)	(313)	(804)
Over the counter financial derivative instruments	3,252	5,436	15,782	611
Foreign currency assets and liabilities	0	(357)	(1,056)	29
Net amortization (accretion) on investments	55	157	(1,294)	(200)

Net Cash Provided by Operating Activities	10,664	3,674	73,574	82,659

Cash Flows (Used for) Financing Activities:
Increase (decrease) in overdraft due to custodian	0	0	849	0
Cash dividend paid*	(5,538)	(10,798)	(24,698)	(20,090)
Proceeds from reverse repurchase agreements	145,811	115,802	428,749	401,921
Payments on reverse repurchase agreements	(151,007)	(109,215)	(479,046)	(417,846)
Proceeds from sale-buyback transactions	0	0	0	3,419,948
Payments on sale-buyback transactions	0	0	0	(3,466,649)
Proceeds from mortgage dollar rolls	0	0	0	2,038,825
Payments on mortgage dollar rolls	0	0	0	(2,038,671)
Proceeds from deposits from counterparty	0	0	768	280
Payments on deposits from counterparty	0	0	(1,316)	(280)

Net Cash (Used for) Financing Activities	(10,734)	(4,211)	(74,694)	(82,562)

Net Increase (Decrease) in Cash and Foreign Currency	(70)	(537)	(1,120)	97

Cash and Foreign Currency:
Beginning of period	82	886	1,309	482
End of period	$12	$349	$189	$579

* Reinvestment of distributions	$0	$794	$0	$1,632

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$453	$375	$1,254	$144

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	DECEMBER 31, 2015	25

Consolidated Statements of Cash Flows

Six Months Ended December 31, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO Dynamic Credit Income Fund	PIMCO Dynamic Income Fund

Cash Flows Provided by (Used for) Operating Activities:

Net (decrease) in net assets resulting from operations	$(189,575)	$(13,055)

Adjustments to Reconcile Net (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(848,865)	(367,354)
Proceeds from sales of long-term securities	870,836	254,994
Proceeds from sales of short-term portfolio investments, net	137,373	35,760
(Increase) decrease in deposits with counterparty	(26,184)	5,000
(Increase) decrease in receivable for investments sold	127,823	(15,351)
Decrease in interest and dividends receivable	5,960	1,252
(Increase) in exchange-traded or centrally cleared financial derivative instruments	(8,675)	(6,723)
Decrease in over the counter financial derivative instruments	20,068	25,246
Decrease in other assets	4	3
Increase (decrease) in payable for investments purchased	(70,677)	9,713
Increase (decrease) in deposits from counterparty	1,958	(5,190)
Increase (decrease) in accrued investment advisory fees	(825)	140
Payments on foreign currency transactions	(2,529)	(1,065)
(Decrease) in other liabilities	(322)	(159)
Net Realized (Gain) Loss
Investments in securities	46,446	9,365
Exchange-traded or centrally cleared financial derivative instruments	(17,690)	(2,409)
Over the counter financial derivative instruments	(34,869)	(25,445)
Foreign currency	1,685	824
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	228,517	85,201
Exchange-traded or centrally cleared financial derivative instruments	29,151	10,246
Over the counter financial derivative instruments	26,922	5,918
Foreign currency assets and liabilities	(11,733)	(5,153)
Net amortization (accretion) on investments	(13,282)	(7,056)

Net Cash Provided by (Used for) Operating Activities	271,517	(5,298)

Cash Flows (Used for) Financing Activities:
Increase in overdraft due to custodian	1,844	0
Cash dividend paid*	(163,422)	(167,307)
Proceeds from reverse repurchase agreements	4,119,478	1,780,149
Payments on reverse repurchase agreements	(4,229,896)	(1,613,974)
Proceeds from deposits from counterparty	8,969	981
Payments on deposits from counterparty	(8,787)	(2,661)

Net Cash (Used for) Financing Activities	(271,814)	(2,812)

Net (Decrease) in Cash and Foreign Currency	(297)	(8,110)

Cash and Foreign Currency:
Beginning of period	24,087	14,260
End of period	$23,790	$6,150

* Reinvestment of distributions	$0	$10,128

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$10,374	$6,705

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PCM Fund, Inc.

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.2%

BANK LOAN OBLIGATIONS 4.9%
Cactus Wellhead LLC
7.000% due 07/31/2020	$494	$367
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	2,274	2,270
Getty Images, Inc.
4.750% due 10/18/2019	380	241
iHeartCommunications, Inc.
7.174% due 01/30/2019	3,000	2,115
Sequa Corp.
5.250% due 06/19/2017	830	577

Total Bank Loan Obligations (Cost $6,857)		5,570

CORPORATE BONDS & NOTES 28.7%

BANKING & FINANCE 12.6%
American International Group, Inc.
8.175% due 05/15/2068 (g)	600	791
Blackstone CQP Holdco LP
9.296% due 03/19/2019	3,926	3,916
Cantor Fitzgerald LP
7.875% due 10/15/2019 (g)	740	814
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (g)	600	515
Exeter Finance Corp.
9.750% due 05/20/2019	800	786
Ford Motor Credit Co. LLC
8.000% due 12/15/2016 (g)	500	529
Jefferies Finance LLC
7.500% due 04/15/2021	187	165
Jefferies LoanCore LLC
6.875% due 06/01/2020 (g)	800	768
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (e)	1,453	1,217
Navient Corp.
5.500% due 01/15/2019 (g)	1,000	937
8.450% due 06/15/2018 (g)	850	897
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021 (g)	536	539
Springleaf Finance Corp.
6.500% due 09/15/2017 (g)	455	465
6.900% due 12/15/2017 (g)	1,200	1,245
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (c)	3,515	738

		14,322

INDUSTRIALS 13.6%
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)(g)	255	252
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)(g)	1,089	679
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(d)(g)	3,143	2,404
9.000% due 02/15/2020 ^(d)	182	139
California Resources Corp.
6.000% due 11/15/2024 (g)	748	230
Chesapeake Energy Corp.
3.571% due 04/15/2019	20	6
CVS Pass-Through Trust
5.880% due 01/10/2028 (g)	1,402	1,508
7.507% due 01/10/2032 (g)	866	1,023
Forbes Energy Services Ltd.
9.000% due 06/15/2019 (g)	1,900	921

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^	$285	$20
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019	1,700	1,402
Rockies Express Pipeline LLC
6.875% due 04/15/2040	252	218
Scientific Games International, Inc.
10.000% due 12/01/2022 (g)	650	465
Sequa Corp.
7.000% due 12/15/2017	1,140	368
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (g)	2,290	2,258
UAL Pass-Through Trust
6.636% due 01/02/2024 (g)	618	659
9.750% due 07/15/2018	394	417
10.400% due 05/01/2018	210	223
UCP, Inc.
8.500% due 10/21/2017	1,300	1,299
Warren Resources, Inc.
9.000% due 08/01/2022	1,000	155
Westmoreland Coal Co.
8.750% due 01/01/2022 (g)	1,264	784

		15,430

UTILITIES 2.5%
Frontier Communications Corp.
8.875% due 09/15/2020	90	91
10.500% due 09/15/2022	150	149
11.000% due 09/15/2025	150	149
Illinois Power Generating Co.
6.300% due 04/01/2020 (g)	1,515	917
7.950% due 06/01/2032 (g)	1,024	599
Sprint Corp.
7.125% due 06/15/2024 (g)	1,246	913

		2,818

Total Corporate Bonds & Notes (Cost $38,171)		32,570

MUNICIPAL BONDS & NOTES 1.1%

ARKANSAS 0.5%
Little Rock Municipal Property Owners Multipurpose Improvement District No. 10, Arkansas Special Tax Bonds, Series 2007
7.200% due 03/01/2032	545	518

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	855	741

Total Municipal Bonds & Notes (Cost $1,345)		1,259

U.S. GOVERNMENT AGENCIES 2.5%
Freddie Mac
0.645% due 01/25/2021 (a)	2,819	69
0.737% due 10/25/2020 (a)(g)	8,910	256
3.615% due 06/25/2041 (a)(g)	10,500	1,794
7.972% due 12/25/2027	700	655

Total U.S. Government Agencies (Cost $2,581)		2,774

NON-AGENCY MORTGAGE-BACKED SECURITIES 74.1%
Adjustable Rate Mortgage Trust
2.805% due 01/25/2036 ^	297	257

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Alternative Loan Trust
6.243% due 04/25/2037 ^(g)	$394	$305
Banc of America Funding Trust
2.811% due 12/20/2034	626	569
5.660% due 03/20/2036	181	163
5.806% due 03/25/2037 ^	184	164
7.000% due 10/25/2037 ^	819	517
Banc of America Mortgage Trust
2.761% due 06/20/2031	522	536
2.834% due 06/25/2035	227	220
2.869% due 11/25/2034	382	382
BCAP LLC Trust
0.407% due 07/26/2036	87	67
BCRR Trust
5.858% due 07/17/2040	1,000	1,042
Bear Stearns ALT-A Trust
0.592% due 04/25/2037	1,265	936
2.660% due 08/25/2036 ^	993	846
2.702% due 11/25/2036 ^	1,090	790
2.753% due 01/25/2047	79	57
2.862% due 05/25/2036 ^	402	308
2.941% due 05/25/2036	61	44
2.956% due 08/25/2036 ^	448	337
3.617% due 09/25/2034	244	243
4.813% due 07/25/2035 ^	195	162
Bear Stearns Commercial Mortgage Securities Trust
5.722% due 06/11/2040 (g)	1,579	1,618
6.901% due 05/11/2039 (g)	476	483
BRAD Resecuritization Trust
2.178% due 03/12/2021	2,522	195
6.550% due 03/12/2021	471	481
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^	673	587
Chase Mortgage Finance Trust
6.000% due 03/25/2037 ^	354	309
Citigroup Commercial Mortgage Trust
0.530% due 05/15/2043 (a)	2,492	0
5.710% due 12/10/2049 (g)	2,500	2,586
Citigroup Mortgage Loan Trust, Inc.
2.589% due 10/25/2035	228	186
2.684% due 11/25/2036 ^	269	240
2.792% due 08/25/2035 ^	179	169
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.838% due 09/25/2035 ^	340	296
CitiMortgage Alternative Loan Trust
5.500% due 04/25/2022 ^	70	72
COBALT Commercial Mortgage Trust
5.223% due 08/15/2048 (g)	1,494	1,519
Commercial Mortgage Trust
6.126% due 07/10/2046 (g)	690	740
6.586% due 07/16/2034	618	633
6.922% due 07/16/2034 (g)	1,500	1,541
Countrywide Alternative Loan Trust
0.702% due 02/25/2037 (g)	426	334
0.712% due 02/25/2036 ^	1,235	1,142
1.257% due 12/25/2035 (g)	2,761	2,319
5.500% due 03/25/2035	932	784
6.000% due 11/25/2035 ^	227	114
6.000% due 04/25/2036 ^(g)	5,069	4,286
Countrywide Home Loan Mortgage Pass-Through Trust
0.742% due 03/25/2035	299	235
2.559% due 09/20/2036 ^	214	191
2.593% due 02/20/2036 ^	22	20
2.718% due 09/25/2047 ^	834	754
6.000% due 05/25/2037 ^	492	445
Credit Suisse First Boston Mortgage Securities Corp.
7.000% due 02/25/2033	98	103

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	27

Schedule of Investments PCM Fund, Inc. (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036	$350	$268
6.000% due 07/25/2036	2,080	1,597
6.500% due 05/25/2036 ^	238	154
FFCA Secured Franchise Loan Trust
0.959% due 09/18/2027 (a)	2,265	63
First Horizon Alternative Mortgage Securities Trust
2.298% due 08/25/2035 ^	149	40
First Horizon Mortgage Pass-Through Trust
2.608% due 04/25/2035	151	151
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)	14,337	46
GS Mortgage Securities Trust
1.469% due 08/10/2043 (a)	14,720	795
2.519% due 05/10/2045 (a)	6,127	549
6.079% due 08/10/2043 (g)	1,670	1,758
GSR Mortgage Loan Trust
2.835% due 03/25/2047 (g)	1,898	1,649
HarborView Mortgage Loan Trust
0.453% due 01/19/2036	1,057	720
4.007% due 06/19/2036 ^	463	318
IndyMac Mortgage Loan Trust
1.222% due 11/25/2034	175	159
2.813% due 05/25/2036	259	186
2.928% due 06/25/2037	686	636
JPMorgan Alternative Loan Trust
6.500% due 03/25/2036	1,748	1,526
JPMorgan Chase Commercial Mortgage Securities Corp.
1.334% due 03/12/2039 (a)	555	8
JPMorgan Chase Commercial Mortgage Securities Trust
0.457% due 02/15/2046 (a)	61,000	1,567
5.695% due 02/12/2049 (g)	1,348	1,392
5.794% due 02/12/2051 (g)	1,056	1,099
5.937% due 02/15/2051	29	29
6.450% due 05/12/2034 (g)	2,848	2,913
JPMorgan Commercial Mortgage-Backed Securities Trust
5.637% due 03/18/2051 (g)	4,100	4,293
JPMorgan Mortgage Trust
2.726% due 07/25/2035	163	164
LB Commercial Mortgage Trust
5.600% due 10/15/2035	286	293
5.898% due 07/15/2044 (g)	928	963
LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038 (g)	1,278	1,302
Lehman Mortgage Trust
5.000% due 08/25/2021 ^	566	549
5.945% due 04/25/2036	280	252
6.000% due 05/25/2037 ^	642	627
Luminent Mortgage Trust
0.391% due 12/25/2036	1,055	857
MASTR Adjustable Rate Mortgages Trust
2.632% due 11/25/2035 ^	774	599
MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^	810	785
Merrill Lynch Mortgage Investors Trust
0.842% due 07/25/2030	336	309
1.082% due 11/25/2029	179	174
2.798% due 11/25/2035	306	305
Morgan Stanley Capital Trust
0.216% due 11/12/2049 (a)	53,679	155
5.447% due 02/12/2044 (g)	2,000	2,047
5.692% due 04/15/2049	315	323
5.809% due 12/12/2049 (g)	474	495
Morgan Stanley Capital, Inc.
6.010% due 11/15/2030 (g)	1,812	1,854

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
2.717% due 01/25/2035 ^	$370	$180
6.000% due 08/25/2037 ^	388	359
Morgan Stanley Resecuritization Trust
5.348% due 03/26/2037	5,748	4,444
Regal Trust
2.151% due 09/29/2031	244	226
Residential Accredit Loans, Inc. Trust
3.811% due 01/25/2036 ^	586	476
6.000% due 08/25/2035 ^(g)	381	353
6.500% due 09/25/2037 ^	393	304
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^	308	216
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2036 ^	439	404
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048 (g)	1,000	1,017
5.336% due 05/16/2047 (g)	1,000	1,022
6.068% due 02/17/2051	2,744	2,757
Structured Adjustable Rate Mortgage Loan Trust
4.035% due 01/25/2036 ^(g)	483	372
4.391% due 11/25/2036 ^	257	247
4.456% due 04/25/2036 ^(g)	587	438
5.042% due 09/25/2036 ^	385	345
Structured Asset Mortgage Investments Trust
0.632% due 08/25/2036 ^	1,222	939
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035	81	82
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^	207	154
Wachovia Bank Commercial Mortgage Trust
0.943% due 10/15/2041 (a)	4,844	4
5.509% due 04/15/2047 (g)	1,000	1,029
WaMu Commercial Mortgage Securities Trust
5.773% due 03/23/2045 (g)	1,000	1,010
WaMu Mortgage Pass-Through Certificates Trust
0.912% due 06/25/2044	739	644
2.300% due 12/25/2036 ^(g)	596	520
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2036 ^(g)	2,085	1,549
Wells Fargo Alternative Loan Trust
5.500% due 07/25/2022	55	55
Wells Fargo-RBS Commercial Mortgage Trust
0.985% due 02/15/2044 (a)(g)	23,212	616

Total Non-Agency Mortgage-Backed Securities (Cost $73,691)		84,058

ASSET-BACKED SECURITIES 54.7%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.517% due 02/25/2035	56	46
2.147% due 12/25/2034 (g)	2,496	2,235
3.652% due 06/21/2029	156	148
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 (g)	428	501
Bayview Financial Acquisition Trust
0.512% due 12/28/2036	229	221
Bear Stearns Asset-Backed Securities Trust
0.802% due 06/25/2036	32	32
2.934% due 07/25/2036	435	412
5.500% due 12/25/2035	86	74
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030	1,197	648
Centex Home Equity Loan Trust
0.922% due 01/25/2035	1,647	1,365

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
0.582% due 12/25/2036 (g)	$1,951	$1,293
0.671% due 11/25/2045 (g)	5,300	4,829
0.682% due 03/25/2037 (g)	5,699	4,448
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	399	300
9.163% due 03/01/2033	970	863
Countrywide Asset-Backed Certificates
0.552% due 12/25/2036 ^(g)	1,740	1,569
0.562% due 06/25/2035 (g)	3,903	3,015
0.562% due 01/25/2037	1,241	1,168
0.562% due 06/25/2047 ^(g)	4,236	3,285
0.622% due 06/25/2037 ^(g)	1,098	993
0.662% due 05/25/2036	7,772	4,104
2.072% due 06/25/2035 (g)	4,000	2,964
5.397% due 10/25/2032 ^	882	769
EMC Mortgage Loan Trust
1.521% due 02/25/2041	379	370
Fremont Home Loan Trust
0.602% due 04/25/2036 (g)	1,791	1,527
GE Capital Mortgage Services, Inc. Trust
6.705% due 04/25/2029	160	146
GSAMP Trust
2.222% due 06/25/2035	2,200	1,814
HSI Asset Securitization Corp. Trust
0.532% due 04/25/2037	2,448	1,390
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.662% due 04/25/2037 (g)	6,056	3,742
Keystone Owner Trust
9.000% due 01/25/2029	56	31
Lehman XS Trust
5.420% due 11/25/2035 ^(g)	353	356
MASTR Asset-Backed Securities Trust
0.532% due 08/25/2036	4,007	1,913
Morgan Stanley ABS Capital, Inc. Trust
1.202% due 12/25/2034	237	195
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^	4,404	2,661
Residential Asset Mortgage Products Trust
1.162% due 09/25/2032	54	50
1.517% due 12/25/2033	873	810
Residential Asset Securities Corp. Trust
0.882% due 06/25/2031	1,895	1,772
1.112% due 08/25/2035 (g)	4,350	3,261
Securitized Asset-Backed Receivables LLC Trust
0.872% due 10/25/2035 (g)	5,500	4,243
Southern Pacific Secured Asset Corp.
0.762% due 07/25/2029	25	24
Structured Asset Investment Loan Trust
2.147% due 10/25/2034	1,986	1,671
4.922% due 10/25/2033	68	29
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	606	626
UPS Capital Business Credit
6.081% due 04/15/2026	1,856	44

Total Asset-Backed Securities (Cost $62,579)		61,957

	SHARES
COMMON STOCKS 0.1%

ENERGY 0.1%
SemGroup Corp. ‘A’	2,654	77

Total Common Stocks (Cost $74)		77

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

INDUSTRIALS 0.0%
Global Geophysical Services, Inc. - Exp. 05/01/2049	1,239	$0

Total Warrants (Cost $12)		0

SHORT-TERM INSTRUMENTS 6.1%

REPURCHASE AGREEMENTS (f) 0.2%
		268

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 4.4%
Fannie Mae
0.228% due 01/14/2016 - 02/03/2016	$900	900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.264% due 02/10/2016	$300	$300
Federal Home Loan Bank
0.137% due 01/19/2016	200	200
0.162% due 01/29/2016 - 02/03/2016	900	899
0.188% due 01/20/2016 - 01/29/2016	1,300	1,300
0.193% due 02/08/2016	100	100
0.213% due 01/27/2016	100	100
0.244% due 01/26/2016	500	500
0.294% due 02/19/2016	100	100
0.304% due 01/25/2016	100	100
0.314% due 01/26/2016 - 01/28/2016	300	300
0.375% due 02/19/2016	200	200

		4,999

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.5%
0.193% due 01/14/2016 (j)	$1,703	$1,703

Total Short-Term Instruments (Cost $6,970)		6,970

Total Investments in Securities (Cost $192,280)		195,235

Total Investments 172.2% (Cost $192,280)		$195,235

Financial Derivative Instruments (1.5%) (h)(i) (Cost or Premiums, net $(1,676))		(1,666)

Other Assets and Liabilities, net (70.7%)		(80,253)

Net Assets 100.0%		$113,316

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Payment in-kind bond security.
(c)	Zero coupon bond.
(d)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	$ 1,431	$1,217	1.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.580%	12/31/2015	01/04/2016	$100	U.S. Treasury Notes 2.750% due 02/15/2024	$(102)	$100	$100
SSB	0.010	12/31/2015	01/04/2016	168	Fannie Mae 2.170% due 10/17/2022	(172)	168	168

Total Repurchase Agreements						$(274)	$268	$268

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(1.000%)	12/11/2015	(TBD	)(2)	$(363)	$(363)
	(0.375)	12/15/2015	(TBD	)(2)	(293)	(293)
	0.213	10/02/2015	04/01/2016		(1,186)	(1,193)
	0.900	11/24/2015	(TBD	)(2)	(1,512)	(1,512)
	1.179	10/30/2015	02/01/2016		(192)	(192)
	1.573	10/07/2015	01/07/2016		(556)	(558)
	1.992	12/11/2015	03/11/2016		(1,251)	(1,253)
	2.131	10/02/2015	04/01/2016		(1,147)	(1,153)
	2.134	10/01/2015	04/01/2016		(2,022)	(2,033)
	2.176	10/01/2015	10/03/2016		(2,258)	(2,271)
BOS	2.198	07/06/2015	01/06/2016		(1,845)	(1,865)
DEU	1.000	10/02/2015	01/04/2016		(2,019)	(2,024)
	1.000	10/08/2015	01/08/2016		(2,147)	(2,152)
	1.000	10/28/2015	01/28/2016		(1,372)	(1,375)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	29

Schedule of Investments PCM Fund, Inc. (Cont.)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
	1.000%	11/04/2015	02/04/2016	$(1,517)	$(1,520)
	1.050	11/12/2015	02/12/2016	(433)	(434)
	1.100	11/30/2015	03/01/2016	(2,342)	(2,344)
	1.300	01/04/2016	04/04/2016	(1,741)	(1,741)
JPS	1.163	07/14/2015	01/14/2016	(1,470)	(1,478)
	1.242	12/11/2015	03/11/2016	(1,726)	(1,727)
	1.254	08/07/2015	02/08/2016	(1,904)	(1,914)
	1.992	12/11/2015	03/11/2016	(2,074)	(2,077)
MSC	1.200	10/16/2015	01/19/2016	(3,698)	(3,708)
RDR	0.630	10/08/2015	01/08/2016	(774)	(775)
	0.630	11/03/2015	02/03/2016	(523)	(524)
	1.050	11/13/2015	05/13/2016	(249)	(249)
	1.100	12/24/2015	05/27/2016	(737)	(737)
	1.170	08/03/2015	02/03/2016	(921)	(926)
	1.200	12/01/2015	06/01/2016	(579)	(580)
	1.280	11/23/2015	02/23/2016	(1,177)	(1,179)
	1.470	08/03/2015	02/03/2016	(877)	(882)
	1.530	10/14/2015	04/14/2016	(552)	(554)
	1.570	11/10/2015	05/10/2016	(848)	(850)
RTA	1.521	11/09/2015	05/09/2016	(3,747)	(3,756)
	1.521	11/12/2015	05/12/2016	(5,661)	(5,674)
	1.616	03/24/2015	03/24/2016	(1,104)	(1,118)
	1.628	04/14/2015	04/15/2016	(2,709)	(2,741)
	1.732	07/27/2015	07/26/2016	(3,254)	(3,279)
SAL	1.167	11/19/2015	02/19/2016	(1,816)	(1,819)
	1.195	07/07/2015	01/07/2016	(2,361)	(2,375)
	1.254	07/14/2015	01/14/2016	(1,414)	(1,423)
	1.349	11/02/2015	05/02/2016	(2,247)	(2,252)
	1.395	11/13/2015	05/13/2016	(2,287)	(2,292)
SOG	0.840	10/14/2015	01/14/2016	(853)	(855)
	0.840	10/19/2015	01/19/2016	(816)	(817)
	0.840	10/29/2015	01/29/2016	(484)	(485)
	0.950	11/30/2015	03/01/2016	(875)	(876)
	0.990	11/24/2015	02/24/2016	(764)	(765)
UBS	0.900	10/20/2015	01/20/2016	(950)	(952)
	1.737	11/05/2015	02/05/2016	(2,220)	(2,226)
	1.737	11/06/2015	02/08/2016	(711)	(713)
	1.828	11/20/2015	02/22/2016	(3,612)	(3,620)
	1.878	11/20/2015	02/22/2016	(2,369)	(2,375)

Total Reverse Repurchase Agreements					$(82,849)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(86,969) at a weighted average interest rate of 1.276%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of December 31, 2015:

(g)	Securities with an aggregate market value of $103,470 and cash of $370 have been pledged as collateral under the terms of the following master agreements as of December 31, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(10,821)	$0	$(10,821)	$15,319	$4,498
BOS	0	(1,865)	0	(1,865)	2,040	175
DEU	0	(11,590)	0	(11,590)	12,199	609
JPS	0	(7,196)	0	(7,196)	8,487	1,291
MSC	0	(3,708)	0	(3,708)	4,626	918
RDR	0	(7,256)	0	(7,256)	8,457	1,201
RTA	0	(16,568)	0	(16,568)	23,500	6,932
SAL	100	(10,161)	0	(10,061)	11,778	1,717
SOG	0	(3,798)	0	(3,798)	4,008	210
SSB	168	0	0	168	(172)	(4)
UBS	0	(9,886)	0	(9,886)	13,324	3,438

Total Borrowings and Other Financing Transactions	$268	$(82,849)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Asset-Backed Securities	$0	$0	$(8,935)	$(16,084)	$(25,019)
Corporate Bonds & Notes	0	(9,435)	(6,462)	(3,734)	(19,631)
Non-Agency Mortgage-Backed Securities	0	(11,407)	(11,642)	(11,964)	(35,013)
U.S. Government Agencies	0	0	(1,445)	0	(1,445)

Total Borrowings	$0	$(20,842)	$(28,484)	$(31,782)	$(81,108)

Gross amount of recognized liabilities for reverse repurchase agreements (5)					$(81,108)

(5)	Unsettled reverse repurchase agreements liability of $(1,741) is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	06/17/2025	$2,220	$113	$(23)	$8	$0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	1,500	(31)	(99)	0	(13)

					$82	$(122)	$8	$(13)

Total Swap Agreements					$82	$(122)	$8	$(13)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2015:

Cash of $221 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$8	$8	$0	$0		$(13)	$(13)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (3)
							Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$6,545	$(1,302)	$7	$0	$(1,295)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	1,929	(374)	8	0	(366)

					$(1,676)	$15	$0	$(1,661)

Total Swap Agreements					$(1,676)	$15	$0	$(1,661)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	31

Schedule of Investments PCM Fund, Inc. (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of December 31, 2015:

(j)	Securities with an aggregate market value of $1,703 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged	Net Exposure (4)
GST	$0	$0	$0	$0	$0	$0	$(1,661)	$(1,661)	$(1,661)	$1,703	$42

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$8	$8

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$13	$13

Over the counter
Swap Agreements	$0	$1,661	$0	$0	$0	$1,661

	$0	$1,661	$0	$0	$13	$1,674

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(133)	$(133)

Over the counter
Swap Agreements	$0	$3,189	$0	$0	$135	$3,324

	$0	$3,189	$0	$0	$2	$3,191

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(95)	$(95)

Over the counter
Swap Agreements	$0	$(3,141)	$0	$0	$(111)	$(3,252)

	$0	$(3,141)	$0	$0	$(206)	$(3,347)

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,570	$0	$5,570
Corporate Bonds & Notes
Banking & Finance	0	8,402	5,920	14,322
Industrials	0	14,111	1,319	15,430
Utilities	0	2,818	0	2,818
Municipal Bonds & Notes
Arkansas	0	518	0	518
West Virginia	0	741	0	741
U.S. Government Agencies	0	2,774	0	2,774
Non-Agency Mortgage-Backed Securities	0	83,319	739	84,058
Asset-Backed Securities	0	61,882	75	61,957
Common Stocks
Energy	77	0	0	77
Short-Term Instruments
Repurchase Agreements	0	268	0	268
Short-Term Notes	0	4,999	0	4,999
U.S. Treasury Bills	0	1,703	0	1,703

Total Investments	$77	$187,105	$8,053	$195,235

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$8	$0	$8

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(13)	0	(13)
Over the counter	0	(1,661)	0	(1,661)
	$0	$(1,674)	$0	$(1,674)

Totals	$77	$185,439	$8,053	$193,569

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$424	$0	$(2)	$1	$0	$(56)	$0	$(367)	$0	$0
Corporate Bonds & Notes
Banking & Finance	6,039	179	(19)	(2)	0	(277)	0	0	5,920	(277)
Industrials	1,825	0	(80)	1	0	(10)	0	(417)	1,319	9
Mortgage-Backed Securities	672	0	(18)	2	1	19	63	0	739	20
Asset-Backed Securities	75	0	0	3	0	(3)	0	0	75	(3)
Warrants
Industrials	12	0	0	0	0	(12)	0	0	0	(11)

Totals	$9,047	$179	$(119)	$5	$1	$(339)	$63	$(784)	$8,053	$(262)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$3,918	Reference Instrument	Spread	210.00 bps
	1,217	Reference Instrument	Spread Movement	653.21 bps
	785	Proxy Pricing	Base Price	99.87
Industrials	1,319	Proxy Pricing	Base Price	6.94-100.09
Mortgage-Backed Securities	63	Other Valuation Techniques (2)	—	—
	676	Proxy Pricing	Base Price	7.75-102.50
Asset-Backed Securities	75	Proxy Pricing	Base Price	2.39-54.93

Total	$8,053

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques that are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	33

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 147.9%

BANK LOAN OBLIGATIONS 2.8%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$2,363	$2,359
iHeartCommunications, Inc.
7.174% due 01/30/2019		200	141
OGX
TBD% - 13.000% due 04/10/2049		133	136
Sequa Corp.
5.250% due 06/19/2017		912	634

Total Bank Loan Obligations (Cost $3,523)			3,270

CORPORATE BONDS & NOTES 40.4%

BANKING & FINANCE 23.8%
AGFC Capital Trust
6.000% due 01/15/2067 (j)		1,000	705
Banco do Brasil S.A.
9.000% due 06/18/2024 (f)(j)		900	594
Banco Espirito Santo S.A.
4.000% due 01/21/2019	EUR	200	30
4.750% due 01/15/2018		100	15
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	100	191
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$4,796	4,783
BNP Paribas S.A.
7.375% due 08/19/2025 (f)(j)		1,100	1,130
Cantor Fitzgerald LP
7.875% due 10/15/2019 (j)		370	407
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (j)		400	343
Exeter Finance Corp.
9.750% due 05/20/2019		900	884
Ford Motor Credit Co. LLC
8.000% due 12/15/2016 (j)		3,850	4,072
Jefferies Finance LLC
7.500% due 04/15/2021 (j)		767	678
Jefferies LoanCore LLC
6.875% due 06/01/2020 (j)		800	768
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (h)		1,840	1,543
LBG Capital PLC
7.588% due 05/12/2020 (j)	GBP	500	754
15.000% due 12/21/2019 (j)		800	1,605
Navient Corp.
5.500% due 01/15/2019 (j)		$1,000	937
8.450% due 06/15/2018 (j)		970	1,023
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021 (j)		613	616
Pinnacol Assurance
8.625% due 06/25/2034 (h)		1,100	1,131
Rabobank Group
6.875% due 03/19/2020 (j)	EUR	1,000	1,296
11.000% due 06/30/2019 (f)(j)		$1,135	1,405
Springleaf Finance Corp.
6.500% due 09/15/2017 (j)		900	920
6.900% due 12/15/2017		200	208
TIG FinCo PLC
8.500% due 03/02/2020	GBP	132	200
8.750% due 04/02/2020		678	889
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (e)		$1,010	212

			27,339

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 13.3%
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)(j)		$264	$261
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)(j)		1,308	816
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(g)(j)		3,667	2,805
9.000% due 02/15/2020 ^(g)(j)		183	140
Chesapeake Energy Corp.
3.571% due 04/15/2019		20	6
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		470	10
CVS Pass-Through Trust
5.880% due 01/10/2028 (j)		534	575
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	10	15
Forbes Energy Services Ltd.
9.000% due 06/15/2019		$292	142
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^		357	25
Harvest Operations Corp.
6.875% due 10/01/2017 (j)		940	728
iHeartCommunications, Inc.
9.000% due 03/01/2021 (j)		690	484
9.000% due 09/15/2022 (j)		1,000	694
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (j)		1,310	616
8.125% due 06/01/2023		54	25
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		1,890	1,559
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		30	16
Numericable-SFR S.A.S.
6.250% due 05/15/2024 (j)		1,900	1,838
OGX Austria GmbH
8.375% due 04/01/2022 ^		2,050	0
8.500% due 06/01/2018 ^		1,400	0
Rockies Express Pipeline LLC
6.875% due 04/15/2040		71	61
Scientific Games International, Inc.
10.000% due 12/01/2022 (j)		700	500
Sequa Corp.
7.000% due 12/15/2017 (j)		1,166	376
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (j)		500	493
Tembec Industries, Inc.
9.000% due 12/15/2019 (j)		600	393
UAL Pass-Through Trust
6.636% due 01/02/2024 (j)		1,545	1,647
10.400% due 05/01/2018 (j)		210	223
Westmoreland Coal Co.
8.750% due 01/01/2022 (j)		1,415	877

			15,325

UTILITIES 3.3%
Frontier Communications Corp.
8.875% due 09/15/2020		90	91
10.500% due 09/15/2022		150	149
11.000% due 09/15/2025		150	149
Illinois Power Generating Co.
6.300% due 04/01/2020 (j)		480	290
7.950% due 06/01/2032 (j)		800	468
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		785	290

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (g)	$827	$190
Petrobras Global Finance BV
6.750% due 01/27/2041 (j)	1,790	1,155
6.850% due 06/05/2049	300	196
6.875% due 01/20/2040 (j)	520	341
7.875% due 03/15/2019 (j)	440	391
Sierra Hamilton LLC
12.250% due 12/15/2018	100	49
Sprint Capital Corp.
6.875% due 11/15/2028	100	70

		3,829

Total Corporate Bonds & Notes (Cost $55,082)		46,493

MUNICIPAL BONDS & NOTES 1.4%

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	40	42
7.750% due 01/01/2042	70	71

		113

WEST VIRGINIA 1.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,715	1,487

Total Municipal Bonds & Notes (Cost $1,725)		1,600

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
5.628% due 03/25/2037 (a)(j)	655	112
5.728% due 11/25/2039 (a)(j)	584	93
5.878% due 01/25/2038 (a)(j)	840	126
5.958% due 03/25/2037 (a)(j)	669	100
5.978% due 12/25/2037 (a)(j)	993	131
5.988% due 06/25/2037 (a)(j)	253	38
6.018% due 04/25/2037 (a)(j)	594	87
6.028% due 04/25/2037 (a)(j)	1,494	277
6.178% due 11/25/2035 (a)(j)	265	41
6.378% due 11/25/2036 (a)(j)	3,111	537
6.778% due 02/25/2037 (a)(j)	605	107
7.000% due 12/25/2023 (j)	162	181
7.500% due 06/01/2032	46	48
7.800% due 06/25/2026	4	4
9.973% due 12/25/2042	99	113
13.610% due 08/25/2022 (j)	197	258
Freddie Mac
0.737% due 10/25/2020 (a)(j)	10,673	307
6.110% due 03/15/2037 (a)(j)	1,068	153
6.240% due 09/15/2036 (a)(j)	657	98
6.250% due 09/15/2036 (a)(j)	1,461	246
7.000% due 08/15/2023	8	9

Total U.S. Government Agencies (Cost $3,041)		3,066

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Notes
1.500% due 08/31/2018 (l)(n)	1,000	1,007

Total U.S. Treasury Obligations (Cost $1,000)		1,007

NON-AGENCY MORTGAGE-BACKED SECURITIES 65.7%
Banc of America Alternative Loan Trust
16.012% due 09/25/2035 ^(j)	2,499	3,068

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Trust
2.621% due 03/20/2036		$991	$917
2.811% due 12/20/2034		626	570
5.846% due 01/25/2037 ^		351	295
Banc of America Mortgage Trust
6.000% due 07/25/2046 ^		4	4
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.762% due 03/11/2041 (j)		2,000	2,160
BCAP LLC Trust
6.250% due 11/26/2036		630	637
BCRR Trust
5.858% due 07/17/2040 (j)		3,000	3,127
Bear Stearns Adjustable Rate Mortgage Trust
2.749% due 07/25/2036 ^		440	375
Bear Stearns ALT-A Trust
2.587% due 04/25/2035		359	300
2.726% due 09/25/2035		246	209
2.741% due 11/25/2035 ^		147	110
Bear Stearns Asset-Backed Securities Trust
22.108% due 03/25/2036 ^(j)		2,142	2,496
Bear Stearns Commercial Mortgage Securities Trust
5.486% due 02/11/2041		1,000	996
Bear Stearns Structured Products, Inc. Trust
2.566% due 12/26/2046		438	324
2.693% due 01/26/2036 (j)		1,235	1,021
BRAD Resecuritization Trust
2.178% due 03/12/2021		2,114	164
6.550% due 03/12/2021		395	404
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^		673	587
Celtic Residential Irish Mortgage Securitisation PLC
0.054% due 11/13/2047 (j)	EUR	2,146	2,211
Charlotte Gateway Village LLC
6.410% due 12/01/2016		$251	255
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.561% due 10/25/2034		14	13
0.722% due 08/25/2035		189	172
Citigroup Mortgage Loan Trust, Inc.
2.751% due 03/25/2037 ^(j)		625	498
Commercial Mortgage Trust
0.132% due 10/10/2046 (a)(j)		77,000	842
6.126% due 07/10/2046		760	815
Countrywide Alternative Loan Trust
0.612% due 05/20/2046 ^(j)		1,166	892
0.662% due 12/25/2046 ^		140	94
0.752% due 10/25/2035 (j)		1,374	1,097
0.772% due 05/25/2036 ^(j)		2,405	1,409
2.608% due 10/25/2035 ^		261	232
2.673% due 02/25/2037 ^		355	320
5.500% due 08/25/2034 (j)		724	725
5.500% due 02/25/2036 ^		38	35
5.500% due 03/25/2036 ^(j)		726	619
6.250% due 09/25/2034		110	113
6.728% due 07/25/2036 (a)		1,746	575
18.641% due 07/25/2035 (j)		1,518	2,032
Countrywide Home Loan Mortgage Pass-Through Trust
0.662% due 03/25/2036		266	226
0.742% due 03/25/2035 (j)		1,519	1,345
1.202% due 02/25/2035		179	141
2.506% due 10/20/2035 ^		223	189
2.593% due 02/20/2036 ^		1,606	590
2.596% due 10/20/2035 ^		298	271
2.720% due 03/25/2037 ^		499	410
2.766% due 08/25/2034		357	327
2.905% due 10/20/2035 (j)		740	673
5.500% due 08/25/2035 ^		49	45

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Commercial Mortgage Trust
6.067% due 02/15/2041 (j)	$2,000	$2,106
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039 (j)	900	912
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 11/25/2036	311	299
First Horizon Alternative Mortgage Securities Trust
2.287% due 11/25/2036 ^	647	511
First Horizon Mortgage Pass-Through Trust
2.731% due 01/25/2037 ^(j)	1,330	1,185
GMAC Mortgage Corp. Loan Trust
3.277% due 06/25/2034	160	156
GS Mortgage Securities Trust
6.079% due 08/10/2043 (j)	730	769
GSR Mortgage Loan Trust
2.676% due 05/25/2035	224	205
2.748% due 04/25/2035	416	399
5.500% due 06/25/2036 ^	118	111
HarborView Mortgage Loan Trust
1.002% due 04/19/2034	33	30
2.149% due 11/19/2034	150	119
2.754% due 02/25/2036 ^	65	54
4.007% due 06/19/2036 ^	572	392
4.730% due 08/19/2036 ^	35	32
HSI Asset Loan Obligation Trust
2.713% due 01/25/2037 ^	575	455
IndyMac Mortgage Loan Trust
0.491% due 06/25/2037 ^(j)	1,967	1,365
0.702% due 03/25/2035	57	50
2.579% due 06/25/2037 ^	802	615
JPMBB Commercial Mortgage Securities Trust
0.154% due 11/15/2045 (a)(j)	76,047	1,497
JPMorgan Chase Commercial Mortgage Securities Corp.
5.587% due 05/15/2041 (j)	1,500	1,526
JPMorgan Mortgage Trust
2.582% due 04/25/2037 ^(j)	1,285	997
5.500% due 01/25/2036 ^	94	88
5.500% due 06/25/2037 ^	79	77
Luminent Mortgage Trust
0.391% due 12/25/2036 (j)	977	793
0.622% due 10/25/2046 (j)	896	771
MASTR Adjustable Rate Mortgages Trust
2.632% due 11/25/2035 ^	1,101	852
3.087% due 10/25/2034	325	287
Merrill Lynch Alternative Note Asset Trust
0.492% due 01/25/2037	328	147
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048 (j)	881	902
Morgan Stanley Capital Trust
5.569% due 12/15/2044 (j)	1,283	1,337
Opteum Mortgage Acceptance Corp. Trust
0.692% due 07/25/2036	377	258
Prime Mortgage Trust
6.128% due 11/25/2036 (a)	6,959	787
Provident Funding Mortgage Loan Trust
2.639% due 10/25/2035	144	143
RBSSP Resecuritization Trust
5.000% due 09/26/2036 (j)	2,463	1,693
Residential Accredit Loans, Inc. Trust
3.150% due 12/26/2034 ^	392	325
3.811% due 01/25/2036 ^(j)	1,205	979
6.000% due 09/25/2035	599	461
6.000% due 08/25/2036 ^	430	351
Residential Asset Mortgage Products Trust
7.500% due 12/25/2031	121	126
Royal Bank of Scotland Capital Funding Trust
6.068% due 02/17/2051 (j)	3,000	3,014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
1.685% due 05/25/2035 ^(j)		$2,839	$2,023
2.789% due 09/25/2036 ^		452	294
2.877% due 09/25/2035		130	111
4.035% due 01/25/2036 ^		537	413
4.391% due 11/25/2036 ^		257	247
4.456% due 04/25/2036 ^		587	438
Structured Asset Mortgage Investments Trust
0.652% due 02/25/2036		539	420
0.702% due 02/25/2036 ^		443	346
Suntrust Adjustable Rate Mortgage Loan Trust
2.767% due 01/25/2037 ^		210	195
Theatre Hospitals PLC
3.579% due 10/15/2031 (j)	GBP	1,080	1,499
Wachovia Bank Commercial Mortgage Trust
5.169% due 01/15/2041 (j)		$1,500	1,519
5.952% due 02/15/2051 (j)		2,500	2,640
WaMu Commercial Mortgage Securities Trust
5.773% due 03/23/2045 (j)		1,000	1,010
WaMu Mortgage Pass-Through Certificates Trust
0.712% due 07/25/2045		156	147
0.987% due 01/25/2047		152	139
2.300% due 12/25/2036 ^		666	582
4.408% due 07/25/2037 ^		189	175
Washington Mutual Mortgage Pass-Through Certificates Trust
1.027% due 04/25/2047 ^		1,126	132
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 03/25/2037 ^		462	456
Wells Fargo-RBS Commercial Mortgage Trust
0.337% due 12/15/2046 (a)		30,000	715

Total Non-Agency Mortgage-Backed Securities (Cost $58,785)			75,607

ASSET-BACKED SECURITIES 12.5%
Apidos CLO
0.000% due 07/22/2026 (e)		500	275
Bear Stearns Asset-Backed Securities Trust
6.500% due 08/25/2036 ^		758	499
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030		1,437	778
Carrington Mortgage Loan Trust
0.572% due 08/25/2036		100	62
Centex Home Equity Loan Trust
0.872% due 06/25/2035		236	203
Citigroup Mortgage Loan Trust, Inc.
0.582% due 12/25/2036 (j)		2,154	1,427
0.582% due 01/25/2037		247	146
5.972% due 01/25/2037 ^		769	514
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		449	338
Countrywide Asset-Backed Certificates
0.552% due 12/25/2036 ^(j)		1,933	1,744
0.572% due 01/25/2037		151	145
0.972% due 09/25/2034		129	124
5.397% due 10/25/2032 ^(j)		882	769
EMC Mortgage Loan Trust
1.362% due 05/25/2039		577	556
Lehman XS Trust
5.058% due 05/25/2037 ^		361	463
5.420% due 11/25/2035 ^		353	356
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		150	151
Morgan Stanley ABS Capital, Inc. Trust
0.482% due 05/25/2037		158	101

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	35

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Mortgage Products Trust
1.102% due 03/25/2033		$62	$56
5.572% due 06/25/2032		94	93
Soundview Home Loan Trust
0.482% due 11/25/2036		216	80
South Coast Funding Ltd.
0.587% due 01/06/2041		15,165	4,550
Structured Asset Securities Corp. Mortgage Loan Trust
0.572% due 05/25/2036		412	397
0.722% due 06/25/2035		562	499
Washington Mutual Asset-Backed Certificates Trust
0.482% due 10/25/2036		124	64

Total Asset-Backed Securities (Cost $13,010)			14,390

SOVEREIGN ISSUES 0.7%
Costa Rica Government International Bond
7.000% due 04/04/2044		300	251
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	33	27
3.000% due 02/24/2024		33	26
3.000% due 02/24/2025		33	26
3.000% due 02/24/2026		33	25
3.000% due 02/24/2027		33	24
3.000% due 02/24/2028		33	24
3.000% due 02/24/2029		33	23
3.000% due 02/24/2030		33	23
3.000% due 02/24/2031		33	22
3.000% due 02/24/2032		33	22
3.000% due 02/24/2033		33	22
3.000% due 02/24/2034		33	21
3.000% due 02/24/2035		33	21
3.000% due 02/24/2036		33	21
3.000% due 02/24/2037		33	20
3.000% due 02/24/2038		33	21

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/24/2039	EUR	33	$21
3.000% due 02/24/2040		33	21
3.000% due 02/24/2041		33	21
3.000% due 02/24/2042		33	21
4.750% due 04/17/2019		100	100

Total Sovereign Issues (Cost $800)			803

		SHARES
COMMON STOCKS 0.1%

ENERGY 0.0%
OGX Petroleo e Gas S.A. ADR (c)		54,707	0

FINANCIALS 0.1%
TIG FinCo PLC (h)		103,539	107

Total Common Stocks (Cost $153)			107

WARRANTS 0.0%

INDUSTRIALS 0.0%
Global Geophysical Services, Inc. - Exp. 05/01/2049		1,552	1

Total Warrants (Cost $15)			1

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%
AgriBank FCB
6.875% due 01/01/2024 (f)		4,000	423

Total Preferred Securities (Cost $400)			423

SHORT-TERM INSTRUMENTS 20.3%

REPURCHASE AGREEMENTS (i) 0.9%
			983

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 10.8%
Federal Home Loan Bank
0.228% due 01/22/2016	$100	$100
0.233% due 01/29/2016	1,900	1,900
0.243% due 01/27/2016	2,300	2,300
0.254% due 01/27/2016	300	300
0.264% due 01/22/2016	600	600
0.314% due 01/26/2016	100	100
0.330% due 02/26/2016	7,200	7,197

		12,497

U.S. TREASURY BILLS 8.6%
0.251% due 01/07/2016 - 06/30/2016 (d)(n)	9,914	9,912

Total Short-Term Instruments (Cost $23,391)		23,392

Total Investments in Securities (Cost $160,925)		170,159

Total Investments 147.9% (Cost $160,925)		$170,159

Financial Derivative Instruments (k)(m) (6.4%) (Cost or Premiums, net $(692))		(7,389)

Other Assets and Liabilities, net (41.5%)		(47,754)

Net Assets 100.0%		$115,016

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Payment in-kind bond security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon bond.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC 8.500% due 08/08/2019	08/07/2014	$1,813	$1,543	1.35%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	1,100	1,131	0.98%
TIG FinCo PLC	04/02/2015	153	107	0.09%

		$3,066	$2,781	2.42%

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.580%	12/31/2015	01/04/2016	$200	U.S. Treasury Notes 2.750% due 02/15/2024	$(204)	$200	$200
SSB	0.010	12/31/2015	01/04/2016	783	Fannie Mae 2.170% due 10/17/2022	(802)	783	783

Total Repurchase Agreements						$(1,006)	$983	$983

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(2.000%)	11/30/2015	TBD	(2)	$	(382)	$(381)
	0.000	11/24/2015	TBD	(2)		(1,908)	(1,908)
	1.070	10/22/2015	01/22/2016			(1,454)	(1,457)
	1.073	10/08/2015	01/08/2016			(913)	(915)
	1.650	12/14/2015	02/12/2016			(620)	(621)
	1.820	10/22/2015	01/22/2016			(2,636)	(2,646)
	1.862	11/17/2015	02/17/2016			(2,229)	(2,235)
	2.134	10/01/2015	04/01/2016			(591)	(594)
	2.176	10/01/2015	10/03/2016			(1,142)	(1,149)
BOS	2.362	12/08/2015	03/08/2016			(2,273)	(2,277)
	2.505	09/21/2015	03/21/2016			(1,475)	(1,486)
BPG	2.093	03/23/2015	03/22/2016			(1,254)	(1,255)
DEU	1.000	10/08/2015	01/08/2016			(517)	(518)
	1.000	10/14/2015	01/14/2016			(837)	(839)
	1.000	10/29/2015	01/29/2016			(725)	(726)
	1.100	11/30/2015	03/01/2016			(1,522)	(1,524)
	1.100	12/04/2015	03/04/2016			(2,782)	(2,785)
	1.150	12/04/2015	03/04/2016			(218)	(218)
	1.200	12/16/2015	03/16/2016			(2,415)	(2,417)
	1.250	12/21/2015	03/21/2016			(647)	(647)
	1.400	12/22/2015	03/01/2016			(1,871)	(1,872)
FOB	2.067	12/14/2015	01/14/2016			(2,322)	(2,325)
JPS	1.354	08/07/2015	02/08/2016			(1,944)	(1,955)
	1.652	12/16/2015	03/16/2016			(1,272)	(1,273)
MSC	1.300	11/09/2015	02/09/2016			(2,690)	(2,695)
	1.400	12/21/2015	03/21/2016			(1,924)	(1,925)
	1.500	12/21/2015	03/21/2016			(1,220)	(1,221)
RDR	0.630	10/29/2015	01/29/2016			(1,098)	(1,099)
	0.760	11/23/2015	02/23/2016			(2,929)	(2,932)
	0.940	12/24/2015	03/11/2016			(319)	(319)
	1.400	11/30/2015	05/27/2016			(3,293)	(3,297)
	1.450	07/14/2015	01/14/2016			(1,155)	(1,163)
RTA	1.493	12/15/2015	03/11/2016			(1,788)	(1,789)
	1.697	07/02/2015	07/01/2016			(1,615)	(1,629)
	2.039	12/21/2015	12/20/2016			(1,742)	(1,743)
SAL	1.121	10/15/2015	01/15/2016			(1,395)	(1,399)
	1.404	11/18/2015	05/18/2016			(630)	(631)
SOG	0.820	10/19/2015	01/19/2016			(847)	(849)
	0.950	11/30/2015	03/01/2016			(875)	(876)
	0.990	11/23/2015	02/23/2016			(444)	(445)
UBS	0.550	12/04/2015	03/04/2016		EUR	(1,051)	(1,143)
	0.860	10/16/2015	01/18/2016			(1,611)	(1,754)
	0.900	12/14/2015	01/28/2016		$	(1,360)	(1,361)
	0.950	11/11/2015	02/11/2016		GBP	(990)	(1,462)
	0.950	11/30/2015	03/01/2016		$	(1,031)	(1,032)
	0.950	12/22/2015	01/18/2016		GBP	(428)	(631)
	1.000	12/14/2015	01/28/2016		$	(751)	(751)
	1.050	11/30/2015	03/01/2016			(837)	(838)
	1.050	12/14/2015	01/28/2016			(606)	(606)
	1.481	10/02/2015	01/05/2016		GBP	(824)	(1,219)
	1.710	03/24/2015	01/04/2016		$	(3,882)	(3,935)
	1.740	03/24/2015	01/04/2016			(2,268)	(2,299)

Total Reverse Repurchase Agreements							$(75,066)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	37

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(67,982) at a weighted average interest rate of 1.282%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of December 31, 2015:

(j)	Securities with an aggregate market value of $91,548 and cash of $148 have been pledged as collateral under the terms of the following master agreements as of December 31, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(11,906)	$0	$(11,906)	$15,170	$3,264
BOS	0	(3,763)	0	(3,763)	5,718	1,955
BPG	0	(1,255)	0	(1,255)	1,345	90
DEU	0	(11,546)	0	(11,546)	13,253	1,707
FOB	0	(2,325)	0	(2,325)	3,679	1,354
JPS	0	(3,228)	0	(3,228)	3,632	404
MSC	0	(5,841)	0	(5,841)	6,970	1,129
RDR	0	(8,810)	0	(8,810)	9,592	782
RTA	0	(5,161)	0	(5,161)	7,060	1,899
SAL	200	(2,030)	0	(1,830)	2,319	489
SOG	0	(2,170)	0	(2,170)	2,342	172
SSB	783	0	0	783	(802)	(19)
UBS	0	(17,031)	0	(17,031)	20,414	3,383

Total Borrowings and Other Financing Transactions	$983	$(75,066)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Asset-Backed Securities	$0	$0	$(942)	$(1,743)	$(2,685)
Corporate Bonds and Notes	0	(7,381)	(19,128)	(2,289)	(28,798)
Non-Agency Mortgage Securities	0	(16,740)	(17,169)	(7,301)	(41,210)
U.S. Government Agencies	0	(2,373)	0	0	(2,373)

Total Borrowings	$0	$(26,494)	$(37,239)	$(11,333)	$(75,066)

Gross amount of recognized liabilities for reverse repurchase agreements					$(75,066)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index January Futures	$1,945.000	01/15/2016	108	$0	$167

Total Purchased Options				$0	$167

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME S&P 500 Index January Futures	$2,045.000	01/15/2016	108	$0	$(556)

Total Written Options				$0	$(556)

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2016	9	$8	$0	$(8)
S&P 500 Index March Futures	Long	03/2016	111	372	0	(533)

Total Futures Contracts				$380	$0	$(541)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	4,900	$470	$242	$6	$0
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		1,600	(252)	(196)	0	(6)
Pay	3-Month USD-LIBOR	2.750	06/19/2023	$	345,000	18,086	15,237	982	0
Pay	3-Month USD-LIBOR	3.000	06/18/2024		19,700	1,419	385	65	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		328,400	1,219	804	0	(1,318)

						$20,942	$16,472	$1,053	$(1,324)

Total Swap Agreements						$20,942	$16,472	$1,053	$(1,324)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2015:

(l)	Securities with an aggregate market value of $1,006 and cash of $28,233 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$167	$0	$1,053	$1,220	$(556)	$(541)	$(1,324)	$(2,421)

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	02/2016	$		2,594		GBP	1,746	$0	$(20)

CBK	01/2016			1,331			880	0	(34)
	02/2016		SEK	104	$		12	0	0
	02/2016		SGD	31			22	0	0

DUB	01/2016		BRL	903			239	11	0
	01/2016	$		231		BRL	903	0	(2)
	02/2016		BRL	903	$		228	2	0
	02/2016		DKK	84			12	0	0

GLM	01/2016		JPY	38,008			312	0	(4)
	01/2016	$		133		JPY	16,315	3	0

HUS	01/2016		EUR	2,723	$		2,902	0	(58)
	01/2016	$		1,140		EUR	1,050	1	0
	02/2016		AUD	50	$		35	0	(1)
	02/2016		CHF	24			24	0	0
	02/2016		HKD	403			52	0	0
	02/2016		JPY	5,780			47	0	(1)

JPM	01/2016		EUR	253			277	2	0
	01/2016	$		4,862		GBP	3,276	0	(32)
	02/2016		CAD	54	$		41	2	0
	02/2016		CHF	32			32	0	0
	02/2016		GBP	3,276			4,862	32	0
	02/2016		JPY	5,034			41	0	(1)
	02/2016	$		136		EUR	125	0	0

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	39

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
MSB	01/2016		GBP	4,631	$		6,982	$155	$0
	01/2016	$		179		JPY	21,693	1	0
	02/2016		JPY	21,693	$		179	0	(1)

SCX	01/2016	$		231		EUR	211	0	(2)

UAG	01/2016			1,873			1,715	0	(10)
	01/2016			707		GBP	475	0	(7)
	02/2016		EUR	1,715	$		1,875	10	0

Total Forward Foreign Currency Contracts								$219	$(173)

WRITTEN OPTIONS:

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED DECEMBER 31, 2015:

	# of Contracts	Premiums
Balance at Beginning of Period	123	$(824)
Sales	807	(6,015)
Closing Buys	(588)	5,135
Expirations	(234)	1,704
Exercised	0	0

Balance at End of Period	108	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION (1)

Counterparty	Reference Obligation	Fixed (Pay) Rate		Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value (4)
								Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 4.250% due 10/11/2021	(5.000%	)	10/11/2021	$1,500	$ 0	$(37)	$0	$(37)

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION (2)

Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 5.250% due 07/25/2033	6.250%	07/25/2033	$384	$0	$(24)	$0	$(24)

MYC	Morgan Stanley Dean Witter Capital 1-Month USD-LIBOR plus 3.225% due 08/25/2032	3.225	08/25/2032	156	(3)	15	12	0

					$(3)	$(9)	$12	$(24)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$2,909	$(579)	$4	$0	$(575)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	2,057	(398)	7	0	(391)

					$(977)	$11	$0	$(966)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	1-Year BRL-CDI	12.055%	01/04/2021		BRL	3,600	$10	$(116)	$0	$(106)

GLM	Pay	3-Month USD-LIBOR	2.350	02/18/2021	$		42,500	278	184	462	0

								$288	$68	$462	$(106)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
FBF	Receive	NDDUEAFE Index	12,110	1-Month USD-LIBOR plus a specified spread	05/13/2016	$64,041		$(5,575)	$0	$(5,575)

Total Swap Agreements							$(692)	$(5,542)	$474	$(6,708)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of December 31, 2015:

(n)	Securities with an aggregate market value of $6,373 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$0	$0	$0	$0	$(20)	$0	$(24)	$(44)	$(44)	$292	$248
BPS	0	0	0	0	0	0	(106)	(106)	(106)	0	(106)
CBK	0	0	0	0	(34)	0	0	(34)	(34)	0	(34)
DUB	13	0	0	13	(2)	0	0	(2)	11	(20)	(9)
FBF	0	0	0	0	0	0	(5,575)	(5,575)	(5,575)	5,056	(519)
GLM	3	0	462	465	(4)	0	0	(4)	461	(380)	81
GST	0	0	0	0	0	0	(1,003)	(1,003)	(1,003)	1,025	22
HUS	1	0	0	1	(60)	0	0	(60)	(59)	0	(59)
JPM	36	0	0	36	(33)	0	0	(33)	3	0	3
MSB	156	0	0	156	(1)	0	0	(1)	155	0	155
MYC	0	0	12	12	0	0	0	0	12	0	12
SCX	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
UAG	10	0	0	10	(17)	0	0	(17)	(7)	0	(7)

Total Over the Counter	$219	$0	$474	$693	$(173)	$0	$(6,708)	$(6,881)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	41

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$167	$0	$0	$167
Swap Agreements	0	0	0	0	1,053	1,053

	$0	$0	$167	$0	$1,053	$1,220

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$219	$0	$219
Swap Agreements	0	12	0	0	462	474

	$0	$12	$0	$219	$462	$693

	$0	$12	$167	$219	$1,515	$1,913

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$556	$0	$0	$556
Futures	0	0	541	0	0	541
Swap Agreements	0	0	0	0	1,324	1,324

	$0	$0	$1,097	$0	$1,324	$2,421

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$173	$0	$173
Swap Agreements	0	1,027	5,575	0	106	6,708

	$0	$1,027	$5,575	$173	$106	$6,881

	$0	$1,027	$6,672	$173	$1,430	$9,302

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(1,961)	$0	$0	$(1,961)
Written Options	0	0	3,745	0	0	3,745
Futures	0	0	(1,621)	0	0	(1,621)
Swap Agreements	0	0	0	0	(10,143)	(10,143)

	$0	$0	$163	$0	$(10,143)	$(9,980)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$310	$0	$310
Swap Agreements	0	1,780	(378)	0	123	1,525

	$0	$1,780	$(378)	$310	$123	$1,835

	$0	$1,780	$(215)	$310	$(10,020)	$(8,145)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(142)	$0	$0	$(142)
Written Options	0	0	(1,240)	0	0	(1,240)
Futures	0	0	1,582	0	0	1,582
Swap Agreements	0	0	0	0	6,955	6,955

	$0	$0	$200	$0	$6,955	$7,155

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$155	$0	$155
Swap Agreements	0	(1,767)	(3,725)	0	(99)	(5,591)

	$0	$(1,767)	$(3,725)	$155	$(99)	$(5,436)

	$0	$(1,767)	$(3,525)	$155	$6,856	$1,719

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,134	$136	$3,270
Corporate Bonds & Notes
Banking & Finance	0	18,998	8,341	27,339
Industrials	0	15,300	25	15,325
Utilities	0	3,829	0	3,829
Municipal Bonds & Notes
Illinois	0	113	0	113
West Virginia	0	1,487	0	1,487
U.S. Government Agencies	0	3,066	0	3,066
U.S. Treasury Obligations	0	1,007	0	1,007
Non-Agency Mortgage-Backed Securities	0	74,461	1,146	75,607
Asset-Backed Securities	0	14,390	0	14,390
Sovereign Issues	0	803	0	803
Common Stocks
Financials	0	0	107	107
Warrants
Industrials	0	0	1	1
Preferred Securities
Banking & Finance	0	423	0	423

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Short-Term Instruments
Repurchase Agreements	$0	$983	$0	$983
Short-Term Notes	0	12,497	0	12,497
U.S. Treasury Bills	0	9,912	0	9,912

Total Investments	$0	$160,403	$9,756	$170,159

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	167	1,053	0	1,220
Over the counter	0	693	0	693
	$167	$1,746	$0	$1,913

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,097)	(1,324)	0	(2,421)
Over the counter	0	(6,881)	0	(6,881)
	$(1,097)	$(8,205)	$0	$(9,302)

Totals	$(930)	$153,944	$9,756	$162,770

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$150	$0	$0	$0	$0	$(14)	$0	$0	$136	$(13)
Corporate Bonds & Notes
Banking & Finance	8,489	215	(23)	2	0	(342)	0	0	8,341	(344)
Industrials	4	0	0	0	0	21	0	0	25	20
Mortgage-Backed Securities	1,301	0	(161)	1	14	(9)	0	0	1,146	1
Common Stocks
Financials	104	0	0	0	0	3	0	0	107	3
Warrants
Industrials	15	0	0	0	0	(14)	0	0	1	(14)

Totals	$10,063	$215	$(184)	$3	$14	$(355)	$0	$0	$9,756	$(347)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$136	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes
Banking & Finance	4,783	Reference Instrument	Spread	210.00 bps
	1,543	Reference Instrument	Spread Movement	653.21 bps
	2,015	Proxy Pricing	Base Price	99.87-102.67
Industrials	25	Proxy Pricing	Base Price	6.94
Mortgage-Backed Securities	821	Proxy Pricing	Base Price	7.75-102.50
	325	Third Party Vendor	Broker Quote	74.00
Common Stocks
Financials	107	Other Valuation Techniques (2)	—	—
Warrants
Industrials	1	Proxy Pricing	Base Price	$0.37

Total	$9,756

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	43

Schedule of Investments PIMCO Income Opportunity Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 162.9%

BANK LOAN OBLIGATIONS 4.1%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$7,507	$7,494
Essar Steel Algoma, Inc.
TBD% due 08/09/2019 ^		437	109
Getty Images, Inc.
4.750% due 10/18/2019		1,180	749
iHeartCommunications, Inc.
7.174% due 01/30/2019		4,600	3,243
OGX
TBD% - 13.000% due 04/10/2049		271	278
Sequa Corp.
5.250% due 06/19/2017		3,126	2,172

Total Bank Loan Obligations (Cost $16,796)			14,045

CORPORATE BONDS & NOTES 51.2%

BANKING & FINANCE 23.2%
AGFC Capital Trust
6.000% due 01/15/2067 (i)		2,300	1,621
Banco Continental SAECA
8.875% due 10/15/2017 (i)		3,900	3,983
Banco do Brasil S.A.
6.250% due 04/15/2024 (f)		240	118
Banco Espirito Santo S.A.
4.000% due 01/21/2019	EUR	3,100	462
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)(i)		2,100	2,488
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$400	456
14.000% due 06/15/2019 (f)(i)	GBP	2,170	4,144
Barclays PLC
8.000% due 12/15/2020 (f)	EUR	200	236
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$13,533	13,498
Cantor Fitzgerald LP
7.875% due 10/15/2019 (i)		3,160	3,475
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (i)		1,300	1,115
Credit Agricole S.A.
7.875% due 01/23/2024 (f)(i)		1,900	1,949
Credit Suisse AG
6.500% due 08/08/2023 (i)		200	216
Exeter Finance Corp.
9.750% due 05/20/2019		2,800	2,750
Jefferies Finance LLC
7.500% due 04/15/2021 (i)		2,285	2,019
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,050	1,008
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (h)		5,037	4,221
LBG Capital PLC
7.588% due 05/12/2020 (i)	GBP	1,500	2,261
7.869% due 08/25/2020		300	456
15.000% due 12/21/2019	EUR	250	389
15.000% due 12/21/2019 (i)	GBP	3,343	6,707
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,000	1,064
Navient Corp.
5.500% due 01/15/2019		$1,000	937
5.625% due 08/01/2033		170	115
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021 (i)		1,985	1,995

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pinnacol Assurance
8.625% due 06/25/2034 (h)		$2,900	$2,981
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022 (i)		6,800	6,847
6.125% due 02/07/2022		600	604
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	917	1,274
TIG FinCo PLC
8.500% due 03/02/2020		431	654
8.750% due 04/02/2020 (i)		2,336	3,065
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (e)		$14,632	3,073
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023 (i)		1,600	1,500
6.902% due 07/09/2020		1,000	1,015

			78,696

INDUSTRIALS 19.5%
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)(i)		800	791
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)(i)		3,601	2,246
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(g)(i)		10,192	7,797
9.000% due 02/15/2020 ^(g)		583	446
California Resources Corp.
6.000% due 11/15/2024 (i)		577	177
8.000% due 12/15/2022 (i)		1,547	818
Chesapeake Energy Corp.
3.571% due 04/15/2019		60	17
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022		680	742
8.048% due 05/01/2022		669	750
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		200	4
9.250% due 06/30/2020 ^		1,800	38
Crimson Merger Sub, Inc.
6.625% due 05/15/2022 (i)		1,000	688
CVS Pass-Through Trust
7.507% due 01/10/2032 (i)		2,597	3,069
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		566	636
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (i)		1,500	1,343
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	20	30
Forbes Energy Services Ltd.
9.000% due 06/15/2019 (i)		$1,580	766
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^		958	66
Harvest Operations Corp.
6.875% due 10/01/2017 (i)		2,820	2,185
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	800	809
iHeartCommunications, Inc.
9.000% due 03/01/2021 (i)		$3,790	2,658
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		3,958	1,860
8.125% due 06/01/2023		166	76
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		6,181	5,099
Millar Western Forest Products Ltd.
8.500% due 04/01/2021 (i)		1,876	985
Numericable-SFR S.A.S.
4.875% due 05/15/2019 (i)		2,455	2,440
6.000% due 05/15/2022 (i)		500	486

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OGX Austria GmbH
8.375% due 04/01/2022 ^		$3,300	$0
8.500% due 06/01/2018 ^		3,700	0
Perstorp Holding AB
8.750% due 05/15/2017 (i)		4,600	4,577
Petroleos de Venezuela S.A.
6.000% due 11/15/2026		130	48
Rockies Express Pipeline LLC
6.875% due 04/15/2040		213	184
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	140
Sequa Corp.
7.000% due 12/15/2017 (i)		$2,700	871
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (i)		7,650	7,545
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	2,175	3,359
Tembec Industries, Inc.
9.000% due 12/15/2019 (i)		$1,800	1,179
Times Square Hotel Trust
8.528% due 08/01/2026 (i)		4,869	5,896
UAL Pass-Through Trust
9.750% due 07/15/2018		1,183	1,250
10.400% due 05/01/2018 (i)		630	669
UCP, Inc.
8.500% due 10/21/2017		2,800	2,798
Unique Pub Finance Co. PLC
7.395% due 03/28/2024	GBP	500	747

			66,285

UTILITIES 8.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$500	549
Frontier Communications Corp.
8.875% due 09/15/2020		280	284
10.500% due 09/15/2022		450	448
11.000% due 09/15/2025		450	447
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		200	178
6.000% due 11/27/2023 (i)		1,350	1,277
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		381	381
6.510% due 03/07/2022 (i)		3,400	3,431
6.605% due 02/13/2018 (i)	EUR	100	114
8.625% due 04/28/2034 (i)		$1,081	1,217
9.250% due 04/23/2019		100	112
Genesis Energy LP
5.625% due 06/15/2024 (i)		1,100	842
Illinois Power Generating Co.
6.300% due 04/01/2020 (i)		4,295	2,598
7.950% due 06/01/2032 (i)		4,033	2,359
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		3,925	1,452
Petrobras Global Finance BV
2.886% due 03/17/2017		100	92
5.750% due 01/20/2020 (i)		570	449
6.250% due 03/17/2024		20	14
6.250% due 12/14/2026 (i)	GBP	600	577
6.625% due 01/16/2034		200	183
7.875% due 03/15/2019 (i)		$9,700	8,609
Sierra Hamilton LLC
12.250% due 12/15/2018		200	98
Sprint Capital Corp.
6.875% due 11/15/2028		200	141
Sprint Corp.
7.125% due 06/15/2024 (i)		4,082	2,990

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 09/15/2023 (i)		$165	$124

			28,966

Total Corporate Bonds & Notes (Cost $205,100)			173,947

CONVERTIBLE BONDS & NOTES 1.6%

BANKING & FINANCE 1.6%
SL Green Operating Partnership LP
3.000% due 10/15/2017		3,800	5,432

Total Convertible Bonds & Notes (Cost $3,792)			5,432

MUNICIPAL BONDS & NOTES 0.9%

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		120	127
7.750% due 01/01/2042		210	212

			339

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		180	181

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		2,730	2,367

Total Municipal Bonds & Notes (Cost $3,125)			2,887

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
4.000% due 11/01/2033 - 10/01/2040		77	81
Freddie Mac
0.737% due 10/25/2020 (a)(i)		28,683	825

Total U.S. Government Agencies (Cost $922)			906

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Floating Rate Notes
0.428% due 10/31/2017 (l)		1,800	1,799

Total U.S. Treasury Obligations (Cost $1,800)			1,799

NON-AGENCY MORTGAGE-BACKED SECURITIES 44.7%
Adjustable Rate Mortgage Trust
2.805% due 01/25/2036		229	200
Auburn Securities PLC
0.902% due 10/01/2041	GBP	247	351
Banc of America Alternative Loan Trust
16.012% due 09/25/2035 ^		$2,115	2,597
Banc of America Funding Trust
2.453% due 12/20/2036		202	204
2.632% due 03/20/2036 ^		1,475	1,275
2.811% due 12/20/2034		1,357	1,235
3.203% due 10/20/2046 ^		796	605
Banc of America Mortgage Trust
2.747% due 10/20/2046 ^		182	110
2.815% due 09/25/2034		227	223
5.750% due 08/25/2034		435	461

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
2.599% due 09/25/2034		$126	$119
2.774% due 03/25/2035		533	502
2.832% due 10/25/2036 ^		1,394	1,178
2.833% due 08/25/2047 ^		541	445
2.915% due 09/25/2034		137	134
4.718% due 06/25/2047 ^		399	358
Bear Stearns ALT-A Trust
0.742% due 06/25/2046 ^(i)		4,646	3,383
1.122% due 01/25/2035 (i)		1,007	986
2.550% due 04/25/2035		452	350
2.602% due 11/25/2035		83	65
2.660% due 08/25/2036 ^		3,974	3,385
2.862% due 05/25/2036 ^		1,105	847
2.889% due 05/25/2035		679	575
2.956% due 08/25/2036 ^(i)		686	516
3.617% due 09/25/2034		732	729
4.193% due 11/25/2036 ^		725	527
4.813% due 07/25/2035 ^		417	347
Bear Stearns Commercial Mortgage Securities Trust
6.000% due 11/11/2035 ^		264	264
Bluestone Securities PLC
0.798% due 06/09/2043	GBP	422	578
BRAD Resecuritization Trust
2.178% due 03/12/2021		$3,435	266
6.550% due 03/12/2021		642	656
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^		2,049	1,786
Celtic Residential Irish Mortgage Securitisation PLC
0.054% due 11/13/2047	EUR	580	598
Chase Mortgage Finance Trust
5.500% due 11/25/2021 ^		$1,105	917
6.000% due 03/25/2037 ^		1,151	1,003
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 02/25/2029		385	392
Citigroup Mortgage Loan Trust, Inc.
2.751% due 03/25/2037 ^(i)		2,045	1,630
5.500% due 11/25/2035 ^		896	801
Commercial Mortgage Trust
6.126% due 07/10/2046 (i)		2,170	2,328
Countrywide Alternative Loan Trust
0.597% due 12/20/2046 ^(i)		1,235	921
0.672% due 06/25/2037 ^(i)		1,272	938
0.743% due 11/20/2035 (i)		10,182	8,281
0.772% due 05/25/2036 ^(i)		2,405	1,409
0.772% due 06/25/2036 ^(i)		2,098	1,436
5.500% due 10/25/2035 ^		465	436
5.500% due 12/25/2035 ^(i)		2,290	1,999
5.750% due 05/25/2036 ^		426	361
6.000% due 11/25/2035 ^		454	228
6.000% due 04/25/2036 ^(i)		455	406
6.000% due 04/25/2037 ^		801	585
6.000% due 05/25/2037 ^(i)		1,696	1,466
6.250% due 08/25/2037 ^		470	402
6.500% due 09/25/2032 ^		477	467
6.500% due 07/25/2035 ^		759	611
6.500% due 06/25/2036 ^(i)		666	545
Countrywide Home Loan Mortgage Pass-Through Trust
0.742% due 03/25/2035 (i)		1,015	899
2.509% due 08/20/2035 ^		144	136
2.642% due 06/20/2035		410	369
2.706% due 11/25/2035 ^(i)		3,591	3,088
2.720% due 03/25/2037 ^		1,526	1,254
2.766% due 08/25/2034 ^		92	82
2.877% due 09/25/2047 ^		1,162	1,036
5.500% due 08/25/2035 ^		132	120
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^		569	337

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
7.500% due 05/25/2032 (i)		$1,839	$1,980
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.022% due 07/25/2036 ^		736	302
5.896% due 04/25/2036		613	469
6.500% due 05/25/2036 ^		515	334
Deutsche ALT-A Securities, Inc.
0.572% due 02/25/2047		826	590
Deutsche ALT-B Securities, Inc.
6.250% due 07/25/2036 ^		147	115
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
5.500% due 09/25/2033		222	231
Downey Savings & Loan Association Mortgage Loan Trust
0.582% due 04/19/2047 ^		555	184
EMF-NL BV
0.948% due 07/17/2041	EUR	800	750
2.198% due 10/17/2041		1,000	1,054
Epic Drummond Ltd.
0.137% due 01/25/2022		1,904	1,856
First Horizon Alternative Mortgage Securities Trust
2.287% due 11/25/2036 ^		$1,942	1,532
2.298% due 08/25/2035 ^		265	71
2.325% due 05/25/2036 ^		2,690	2,187
2.407% due 02/25/2036		270	218
6.250% due 11/25/2036 ^		157	124
First Horizon Mortgage Pass-Through Trust
2.447% due 07/25/2037 ^		196	164
2.731% due 01/25/2037 ^(i)		1,492	1,329
5.500% due 08/25/2035		224	202
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		48,389	155
GMAC Mortgage Corp. Loan Trust
3.089% due 06/25/2034		245	239
3.197% due 07/19/2035		113	107
3.277% due 06/25/2034		206	202
GreenPoint Mortgage Funding Trust
0.602% due 01/25/2037		1,536	1,247
GS Mortgage Securities Trust
1.469% due 08/10/2043 (a)		8,354	451
6.079% due 08/10/2043 (i)		2,100	2,211
GSR Mortgage Loan Trust
0.872% due 07/25/2037 ^		556	388
2.869% due 01/25/2036 ^(i)		1,939	1,814
3.129% due 12/25/2034		43	42
6.000% due 09/25/2034		183	184
HarborView Mortgage Loan Trust
0.592% due 02/19/2046 (i)		2,398	2,080
0.612% due 11/19/2036 (i)		4,507	3,394
0.962% due 06/19/2034		360	338
1.042% due 01/19/2035 (i)		357	311
2.664% due 08/19/2036 ^		315	235
4.007% due 06/19/2036 ^		1,531	1,051
HomeBanc Mortgage Trust
0.672% due 03/25/2035		498	431
IM Pastor Fondo de Titulizacion de Activos
0.009% due 03/22/2044	EUR	823	720
Impac CMB Trust
0.942% due 11/25/2035 ^		$444	373
IndyMac Mortgage Loan Trust
0.652% due 04/25/2035		251	220
1.222% due 08/25/2034		256	220
1.282% due 09/25/2034		576	530
2.302% due 06/25/2037 ^		456	348
2.782% due 05/25/2037 ^(i)		1,654	1,271
2.876% due 12/25/2036 ^		1,972	1,749

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	45

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.450% due 11/25/2036 ^		$1,474	$1,325
4.521% due 05/25/2037 ^		47	6
JPMorgan Alternative Loan Trust
2.692% due 05/25/2036 ^		633	519
5.500% due 11/25/2036 ^		7	5
JPMorgan Commercial Mortgage-Backed Securities Trust
5.637% due 03/18/2051 (i)		4,000	4,188
JPMorgan Mortgage Trust
2.618% due 07/25/2035		170	169
2.690% due 10/25/2036 ^		77	66
2.867% due 05/25/2036 ^		1,107	992
6.000% due 08/25/2037 ^		868	769
Landmark Mortgage Securities PLC
0.088% due 06/17/2038	EUR	328	338
0.805% due 06/17/2038	GBP	859	1,180
Lehman Mortgage Trust
5.945% due 04/25/2036		$486	438
6.000% due 05/25/2037 ^(i)		2,238	2,186
MASTR Adjustable Rate Mortgages Trust
0.997% due 01/25/2047 ^(i)		537	380
3.087% due 10/25/2034		1,040	919
Morgan Stanley Mortgage Loan Trust
2.563% due 07/25/2035 ^(i)		2,491	2,146
2.717% due 01/25/2035 ^		370	180
5.750% due 12/25/2035 ^		705	688
6.000% due 08/25/2037 ^		388	359
Prime Mortgage Trust
0.772% due 06/25/2036 ^		4,485	2,499
7.000% due 07/25/2034		240	230
RBSSP Resecuritization Trust
6.000% due 07/26/2037		9,240	6,809
Regal Trust
2.151% due 09/29/2031		21	20
Residential Accredit Loans, Inc. Trust
0.632% due 06/25/2037		2,669	2,058
5.500% due 04/25/2037		169	137
6.000% due 08/25/2035 ^		786	728
6.000% due 01/25/2037 ^		796	673
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		616	433
Residential Funding Mortgage Securities, Inc. Trust
4.077% due 07/27/2037 ^		443	386
6.000% due 06/25/2037 ^		687	606
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048 (i)		2,000	2,035
Sequoia Mortgage Trust
2.872% due 01/20/2038 ^		494	419
Structured Adjustable Rate Mortgage Loan Trust
2.504% due 08/25/2034		34	33
4.035% due 01/25/2036 ^		1,576	1,213
4.391% due 11/25/2036 ^		815	782
Structured Asset Mortgage Investments Trust
0.632% due 08/25/2036 ^(i)		3,056	2,348
0.652% due 05/25/2045		218	193
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.502% due 01/25/2034		583	568
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^		415	309
WaMu Commercial Mortgage Securities Trust
5.773% due 03/23/2045 (i)		5,000	5,048
WaMu Mortgage Pass-Through Certificates Trust
2.096% due 03/25/2037 ^		761	634
2.149% due 11/25/2036 ^		463	396
2.149% due 07/25/2046 (i)		2,612	2,359
2.183% due 03/25/2033		120	120

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.194% due 06/25/2037 ^(i)	$2,225	$1,940
2.292% due 02/25/2037 ^	1,253	1,126
2.380% due 07/25/2037 ^	1,769	1,594
2.465% due 07/25/2037 ^(i)	4,034	3,278
Washington Mutual Mortgage Pass-Through Certificates Trust
1.107% due 10/25/2046 ^	690	483
1.600% due 06/25/2033	67	66
Wells Fargo Mortgage-Backed Securities Trust
0.922% due 07/25/2037 ^	431	375
2.723% due 10/25/2036 ^	42	39
2.744% due 04/25/2036 ^	46	45
2.745% due 09/25/2036 ^	42	39
5.500% due 01/25/2036 ^	15	4

Total Non-Agency Mortgage-Backed Securities (Cost $128,766)		151,619

ASSET-BACKED SECURITIES 48.1%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021	213	118
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.147% due 05/25/2034	154	115
3.272% due 08/25/2032	1,382	1,307
Asset-Backed Funding Certificates Trust
0.572% due 10/25/2036 (i)	8,718	7,478
0.982% due 10/25/2033	167	149
1.082% due 03/25/2035 (i)	4,431	3,560
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 (i)	1,608	1,884
Bear Stearns Asset-Backed Securities Trust
0.652% due 09/25/2034	241	222
0.652% due 09/25/2034 (i)	706	649
2.934% due 07/25/2036	725	498
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030	3,587	1,942
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031	1,058	1,173
7.960% due 05/01/2031	1,794	1,350
7.970% due 05/01/2032	274	167
8.060% due 09/01/2029	3,111	1,990
9.163% due 03/01/2033	3,070	2,732
Conseco Financial Corp.
6.220% due 03/01/2030	148	155
6.330% due 11/01/2029	89	91
6.530% due 02/01/2031	1,460	1,470
7.050% due 01/15/2027	251	268
7.140% due 03/15/2028	350	366
7.240% due 06/15/2028	168	172
Countrywide Asset-Backed Certificates
0.562% due 06/25/2035 (i)	12,277	9,485
0.672% due 01/25/2037 (i)	15,575	12,183
0.762% due 12/25/2036 ^	852	598
0.982% due 08/25/2032 ^	410	351
1.397% due 02/25/2034	327	304
1.697% due 02/25/2035 (i)	3,750	3,415
Countrywide Asset-Backed Certificates Trust
0.572% due 03/25/2047 (i)	10,767	9,613
1.202% due 11/25/2034 (i)	528	514
4.693% due 10/25/2035	54	56
Credit Suisse First Boston Mortgage Securities Corp.
1.472% due 02/25/2031	2,773	2,566
Credit-Based Asset Servicing and Securitization LLC
1.742% due 12/25/2035	1,377	1,087
First Franklin Mortgage Loan Trust
0.872% due 11/25/2036 (i)	10,000	8,554

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.022% due 07/25/2035 (i)	$8,092	$6,059
Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,000	1,054
Home Equity Asset Trust
2.822% due 10/25/2033	36	33
Home Equity Loan Trust
0.652% due 04/25/2037	6,015	3,558
0.762% due 04/25/2037	8,700	4,947
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.662% due 04/25/2037	18,168	11,227
0.742% due 04/25/2037 (i)	6,248	4,689
JPMorgan Mortgage Acquisition Trust
0.502% due 08/25/2036	10	5
0.612% due 03/25/2047	1,849	1,324
KGS Alpha SBA Trust
1.016% due 04/25/2038 (a)	1,994	75
Lehman ABS Mortgage Loan Trust
0.512% due 06/25/2037	7,018	4,357
0.622% due 06/25/2037	5,463	3,450
Long Beach Mortgage Loan Trust
2.897% due 03/25/2032	365	311
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035	150	151
Morgan Stanley Dean Witter Capital, Inc. Trust
1.847% due 02/25/2033 (i)	531	506
Morgan Stanley Home Equity Loan Trust
1.472% due 12/25/2034 (i)	4,445	3,858
NovaStar Mortgage Funding Trust
0.592% due 11/25/2036	1,619	772
Oakwood Mortgage Investors, Inc.
0.561% due 06/15/2032	24	22
Option One Mortgage Loan Trust
5.662% due 01/25/2037 ^	25	25
Origen Manufactured Housing Contract Trust
7.650% due 03/15/2032	2,677	2,800
Ownit Mortgage Loan Trust
3.426% due 12/25/2036	2,742	1,708
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.297% due 10/25/2034	1,161	646
Residential Asset Mortgage Products Trust
1.547% due 08/25/2033	926	826
2.147% due 09/25/2034	3,239	2,199
4.020% due 04/25/2033	4	4
5.220% due 07/25/2034 ^	134	128
5.807% due 11/25/2033 (i)	1,189	1,270
Residential Asset Securities Corp. Trust
0.862% due 10/25/2035	3,526	2,688
4.470% due 03/25/2032	5	5
Saxon Asset Securities Trust
1.397% due 12/26/2034	683	529
Securitized Asset-Backed Receivables LLC Trust
0.652% due 02/25/2037 ^	434	240
1.097% due 01/25/2035	57	53
South Coast Funding Ltd.
0.587% due 01/06/2041	46,562	13,968
Specialty Underwriting & Residential Finance Trust
0.572% due 06/25/2037 (i)	6,979	4,883
Structured Asset Investment Loan Trust
0.642% due 01/25/2036 (i)	7,107	5,392
Structured Asset Securities Corp. Mortgage Loan Trust
0.722% due 06/25/2035	562	499
Talon Funding Ltd.
0.942% due 06/05/2035	2,048	1,341
UCFC Home Equity Loan Trust
7.750% due 04/15/2030	741	742

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vanderbilt Acquisition Loan Trust
7.330% due 05/07/2032		$364	$392

Total Asset-Backed Securities (Cost $150,941)			163,318

SOVEREIGN ISSUES 0.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	175	178
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	42	8
10.000% due 01/01/2023		62	12
10.000% due 01/01/2025		900	163
Costa Rica Government International Bond
7.000% due 04/04/2044		$700	586
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	46,000	344
4.500% due 07/03/2017		40,000	306
4.750% due 04/17/2019	EUR	200	200

Total Sovereign Issues (Cost $2,287)			1,797

		SHARES
COMMON STOCKS 0.2%

CONSUMER DISCRETIONARY 0.1%
Tribune Media Co. ‘A’		5,969	202
Tribune Publishing Co.		1,492	14

			216

ENERGY 0.0%
OGX Petroleo e Gas S.A. ADR (c)		110,824	0

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.1%
TIG FinCo PLC (h)	330,393	$341

Total Common Stocks (Cost $830)		557

WARRANTS 0.0%

INDUSTRIALS 0.0%
Global Geophysical Services, Inc. - Exp. 05/01/2049	4,165	2

Total Warrants (Cost $40)		2

CONVERTIBLE PREFERRED SECURITIES 5.0%

BANKING & FINANCE 5.0%
Wells Fargo & Co.
7.500% (f)	14,500	16,796

Total Convertible Preferred Securities (Cost $9,203)		16,796

PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.6%
AgriBank FCB
6.875% due 01/01/2024 (f)	10,000	1,058
Navient Corp. CPI Linked Security
1.964% due 03/15/2017	32,400	766
2.014% due 01/16/2018	8,500	196

Total Preferred Securities (Cost $1,460)		2,020

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.2%

SHORT-TERM NOTES 1.1%
Federal Home Loan Bank
0.345% due 02/10/2016	$2,500	$2,500
Freddie Mac
0.233% due 01/12/2016	1,300	1,300

		3,800

U.S. TREASURY BILLS 4.1%
0.278% due 01/07/2016 - 06/30/2016 (d)(l)	13,850	13,844

Total Short-Term Instruments (Cost $17,642)		17,644

Total Investments in Securities (Cost $542,704)		552,769

Total Investments 162.9% (Cost $542,704)		$552,769

Financial Derivative Instruments (j)(k) (3.6%) (Cost or Premiums, net $(6,418))		(12,217)

Other Assets and Liabilities, net (59.3%)		(201,128)

Net Assets 100.0%		$339,424

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Payment in-kind bond security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon bond.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC 8.500% due 08/08/2019	08/07/2014	$4,960	$4,221	1.24%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,900	2,981	0.88
TIG FinCo PLC	04/02/2015	490	341	0.10

		$8,350	$7,543	2.22%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(2.000%)	11/30/2015	TBD	(1)	$	(628)	$(627)
	(0.375)	12/15/2015	TBD	(1)		(895)	(895)
	(0.375)	11/24/2015	TBD	(1)		(4,824)	(4,824)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	47

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
	1.094%	11/09/2015	02/09/2016	$	(656)	$(657)
	1.550	11/30/2015	03/01/2016		(798)	(799)
	1.714	11/19/2015	02/19/2016		(1,320)	(1,323)
	2.124	05/15/2015	11/14/2016		(7,745)	(7,768)
	2.128	08/28/2015	02/29/2016		(3,682)	(3,710)
	2.131	10/02/2015	04/01/2016		(3,312)	(3,330)
	2.444	09/25/2015	09/26/2016		(8,957)	(8,963)
BOS	2.198	07/06/2015	01/06/2016		(1,872)	(1,893)
BPG	1.050	12/09/2015	01/13/2016		(1,741)	(1,742)
	1.450	12/24/2015	03/24/2016		(3,707)	(3,708)
DEU	1.000	10/21/2015	01/21/2016		(2,298)	(2,303)
	1.000	11/04/2015	02/04/2016		(1,131)	(1,133)
	1.050	11/12/2015	02/12/2016		(2,329)	(2,333)
	1.100	11/30/2015	03/01/2016		(1,905)	(1,907)
	1.100	12/04/2015	03/04/2016		(516)	(517)
	1.200	12/11/2015	03/11/2016		(3,304)	(3,307)
JML	0.550	12/02/2015	02/03/2016	EUR	(90)	(98)
	1.250	11/19/2015	01/19/2016	$	(1,997)	(2,000)
	1.250	11/23/2015	01/22/2016		(2,870)	(2,874)
	1.250	12/02/2015	01/06/2016		(905)	(906)
	1.250	12/16/2015	01/19/2016		(3,800)	(3,803)
	1.350	01/06/2016	02/08/2016		(876)	(876)
JPS	1.439	09/04/2015	03/04/2016		(1,807)	(1,816)
	2.006	11/12/2015	02/12/2016		(7,119)	(7,140)
MSC	0.600	10/08/2015	01/08/2016		(3,718)	(3,724)
	1.150	11/09/2015	02/09/2016		(1,296)	(1,298)
	1.500	12/21/2015	03/21/2016		(3,595)	(3,597)
RBC	1.380	12/24/2015	06/24/2016		(2,981)	(2,982)
RDR	0.920	12/24/2015	03/09/2016		(1,057)	(1,057)
	1.100	11/30/2015	05/27/2016		(2,107)	(2,109)
RTA	0.904	07/14/2015	01/14/2016		(458)	(460)
	0.904	12/09/2015	01/14/2016		(2,243)	(2,245)
	1.477	10/26/2015	04/26/2016		(2,872)	(2,880)
	1.626	04/29/2015	05/02/2016		(7,316)	(7,399)
	1.628	04/15/2015	04/15/2016		(6,593)	(6,672)
	1.631	04/27/2015	04/25/2016		(2,406)	(2,434)
	1.640	03/20/2015	03/21/2016		(4,570)	(4,630)
	1.763	10/28/2015	10/27/2016		(4,727)	(4,743)
SAL	1.124	10/02/2015	01/04/2016		(4,851)	(4,865)
	1.252	12/08/2015	03/08/2016		(438)	(438)
	1.318	12/16/2015	03/16/2016		(884)	(885)
	1.403	01/04/2016	04/04/2016		(4,701)	(4,701)
SOG	0.840	10/19/2015	01/19/2016		(3,238)	(3,244)
	0.840	10/20/2015	01/20/2016		(815)	(816)
	0.840	10/28/2015	01/28/2016		(1,739)	(1,742)
	0.860	11/12/2015	02/12/2016		(898)	(899)
	0.880	11/12/2015	02/12/2016		(813)	(814)
	0.990	11/23/2015	02/23/2016		(1,062)	(1,063)
	0.990	11/24/2015	02/24/2016		(4,202)	(4,207)
	1.030	11/30/2015	03/01/2016		(2,377)	(2,379)
UBS	0.780	10/26/2015	01/26/2016	EUR	(1,973)	(2,147)
	0.880	12/18/2015	01/18/2016	GBP	(1,751)	(2,582)
	0.900	10/16/2015	01/19/2016	$	(3,664)	(3,671)
	0.950	10/16/2015	01/18/2016	GBP	(2,621)	(3,872)
	0.950	11/11/2015	02/11/2016		(4,084)	(6,030)
	0.950	11/16/2015	01/18/2016		(1,333)	(1,968)
	1.000	10/16/2015	01/19/2016	$	(1,242)	(1,245)
	1.000	11/03/2015	05/03/2016		(212)	(212)
	1.050	10/28/2015	01/28/2016		(1,341)	(1,344)
	1.050	11/20/2015	05/20/2016		(212)	(212)
	1.050	11/30/2015	03/01/2016		(1,281)	(1,282)
	1.050	12/14/2015	01/28/2016		(372)	(372)
	1.100	08/28/2015	02/29/2016		(147)	(148)
	1.100	11/03/2015	05/03/2016		(926)	(928)
	1.100	11/20/2015	05/20/2016		(6,644)	(6,653)
	1.150	08/28/2015	02/29/2016		(806)	(809)
	1.150	11/20/2015	05/20/2016		(1,009)	(1,011)
	1.627	10/05/2015	01/05/2016		(8,347)	(8,381)
	1.677	10/05/2015	01/05/2016		(3,721)	(3,737)
	1.690	03/24/2015	01/04/2016		(3,347)	(3,392)

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
	1.710%	03/24/2015	01/04/2016	$	(1,095)	$(1,110)
	1.740	03/24/2015	01/04/2016		(1,390)	(1,409)
	1.741	11/09/2015	02/09/2016		(7,343)	(7,363)
	1.751	12/10/2015	01/28/2016		(6,918)	(6,926)
	1.902	12/14/2015	01/28/2016		(1,628)	(1,630)

Total Reverse Repurchase Agreements						$(211,969)

(1)	Open maturity reverse repurchase agreement.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(222,608) at a weighted average interest rate of 1.251%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged as of December 31, 2015:

(i)	Securities with an aggregate market value of $260,388 and cash of $635 have been pledged as collateral under the terms of the following master agreements as of December 31, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BCY	$0	$(32,896)	$0	$(32,896)	$46,822	$13,926
BOS	0	(1,893)	0	(1,893)	2,035	142
BPG	0	(5,450)	0	(5,450)	6,038	588
DEU	0	(11,500)	0	(11,500)	12,148	648
JML	0	(10,557)	0	(10,557)	11,982	1,425
JPS	0	(8,956)	0	(8,956)	12,579	3,623
MSC	0	(8,619)	0	(8,619)	9,752	1,133
RBC	0	(2,982)	0	(2,982)	3,362	380
RDR	0	(3,166)	0	(3,166)	3,299	133
RTA	0	(31,463)	0	(31,463)	39,456	7,993
SAL	0	(10,889)	0	(10,889)	13,120	2,231
SOG	0	(15,164)	0	(15,164)	16,525	1,361
UBS	0	(68,434)	0	(68,434)	83,635	15,201

Total Borrowings and Other Financing Transactions	$0	$(211,969)	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Asset-Backed Securities	$0	$(16,438)	$(19,974)	$(20,868)	$(57,280)
Corporate Bonds & Notes	0	(43,060)	(32,490)	(20,453)	(96,003)
Non-Agency Mortgage-Backed Securities	0	(16,905)	(12,226)	(23,321)	(52,452)
U.S. Government Agencies	0	0	(657)	0	(657)

Total Borrowings	$0	$(76,403)	$(65,347)	$(64,642)	$(206,392)

Gross amount of recognized liabilities for reverse repurchase agreements (4)					$(206,392)

(4)	Unsettled reverse repurchase agreements liability of $(5,577) is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	13,300	$1,276	$658	$16	$0
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		4,400	(693)	(539)	0	(18)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	49

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	06/15/2026	$ 13,100	$42	$(4)	$0	$(53)
Receive	3-Month USD-LIBOR	2.500	06/15/2046	17,400	779	(102)	0	(139)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	AUD 5,200	147	18	0	(38)

					$1,551	$31	$16	$(248)

Total Swap Agreements					$1,551	$31	$16	$(248)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2015:

Cash of $2,283 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$16	$16	$0	$0	$(248)	$(248)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	01/2016		EUR	1,693	$		1,838	$0	$(2)
	01/2016	$		1,456		EUR	1,350	11	0

DUB	01/2016		BRL	21,750	$		5,551	53	0
	01/2016	$		5,758		BRL	21,749	0	(261)
	02/2016			5,496			21,749	0	(53)

GLM	01/2016		GBP	313	$		473	12	0
	01/2016		JPY	82,500			675	0	(11)

HUS	01/2016		EUR	10,677			11,378	0	(225)

JPM	01/2016		GBP	652			982	21	0
	01/2016	$		12,911		GBP	8,700	0	(85)
	02/2016		GBP	8,700	$		12,911	84	0
	02/2016	$		38		BRL	155	1	0

MSB	01/2016		GBP	7,735	$		11,662	259	0
	01/2016	$		681		JPY	82,500	5	0
	02/2016		JPY	82,500	$		682	0	(5)

UAG	01/2016	$		12,037		EUR	11,020	0	(61)
	02/2016		EUR	11,020	$		12,046	61	0

Total Forward Foreign Currency Contracts								$507	$(703)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Russia Government International Bond	1.000%	06/20/2024	3.393%	$400	$(40)	$(24)	$0	$(64)

BRC	Gazprom S.A.	1.900	12/20/2017	3.019%	1,250	0	(26)	0	(26)
	JSC VTB Bank	2.340	12/20/2017	3.923%	1,250	0	(36)	0	(36)
	Russia Government International Bond	1.000	06/20/2019	2.658%	200	(12)	1	0	(11)
	Russia Government International Bond	1.000	06/20/2024	3.393%	400	(46)	(19)	0	(65)
	Russia Government International Bond	1.000	09/20/2024	3.403%	300	(25)	(25)	0	(50)

CBK	Russia Government International Bond	1.000	06/20/2019	2.658%	1,000	(62)	8	0	(54)
	Russia Government International Bond	1.000	06/20/2024	3.393%	500	(53)	(28)	0	(81)
	Russia Government International Bond	1.000	09/20/2024	3.403%	300	(26)	(24)	0	(50)

FBF	TNK-NS BP Finance S.A.	3.150	12/20/2017	3.883%	1,500	0	(19)	0	(19)

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
GST	Petrobras Global Finance BV	1.000%	09/20/2020	10.013%	$ 110	$(16)	$(18)	$0	$(34)
	Russia Government International Bond	1.000	06/20/2019	2.658	400	(25)	4	0	(21)
	Russia Government International Bond	1.000	03/20/2020	2.862	100	(19)	12	0	(7)
	Russia Government International Bond	1.000	06/20/2024	3.393	200	(23)	(9)	0	(32)

HUS	Russia Government International Bond	1.000	06/20/2019	2.658	130	(5)	(2)	0	(7)
	Russia Government International Bond	1.000	06/20/2024	3.393	130	(13)	(8)	0	(21)
	Russia Government International Bond	1.000	09/20/2024	3.403	69	(10)	(1)	0	(11)

JPM	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2020	3.788	3,200	(451)	80	0	(371)
	Russia Government International Bond	1.000	06/20/2024	3.393	200	(18)	(14)	0	(32)

						$(844)	$(148)	$0	$(992)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$18,725	$(3,727)	$22	$0	$(3,705)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	5,980	(1,158)	22	0	(1,136)

					$(4,885)	$44	$0	$(4,841)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
HUS	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	150,000	$(686)	$(4,273)	$0	$(4,959)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		34,000	(3)	(994)	0	(997)

MYC	Pay	1-Year BRL-CDI	15.590	01/04/2021		20	0	0	0	0

							$(689)	$(5,267)	$0	$(5,956)

Total Swap Agreements							$(6,418)	$(5,371)	$0	$(11,789)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of December 31, 2015:

(l)	Securities with an aggregate market value of $12,730 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$0	$0	$0	$0	$0	$0	$(64)	$(64)	$(64)	$261	$197
BRC	0	0	0	0	0	0	(188)	(188)	(188)	247	59
CBK	11	0	0	11	(2)	0	(185)	(187)	(176)	149	(27)
DUB	53	0	0	53	(314)	0	0	(314)	(261)	155	(106)
FBF	0	0	0	0	0	0	(19)	(19)	(19)	0	(19)
GLM	12	0	0	12	(11)	0	0	(11)	1	0	1
GST	0	0	0	0	0	0	(4,935)	(4,935)	(4,935)	5,051	116
HUS	0	0	0	0	(225)	0	(5,995)	(6,220)	(6,220)	6,158	(62)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	51

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
JPM	$106	$0	$0	$106	$(85)	$0	$(403)	$(488)	$(382)	$499	$117
MSB	264	0	0	264	(5)	0	0	(5)	259	0	259
UAG	61	0	0	61	(61)	0	0	(61)	0	0	0

Total Over the Counter	$507	$0	$0	$507	$(703)	$0	$(11,789)	$(12,492)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$16	$16

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$507	$0	$507

	$0	$0	$0	$507	$16	$523

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$248	$248

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$703	$0	$703
Swap Agreements	0	5,833	0	0	5,956	11,789

	$0	$5,833	$0	$703	$5,956	$12,492

	$0	$5,833	$0	$703	$6,204	$12,740

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(3,342)	$(3,342)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,184	$0	$3,184
Swap Agreements	0	9,327	0	0	(2,852)	6,475

	$0	$9,327	$0	$3,184	$(2,852)	$9,659

	$0	$9,327	$0	$3,184	$(6,194)	$6,317

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$313	$313

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,267)	$0	$(2,267)
Swap Agreements	0	(8,903)	0	0	(4,612)	(13,515)

	$0	$(8,903)	$0	$(2,267)	$(4,612)	$(15,782)

	$0	$(8,903)	$0	$(2,267)	$(4,299)	$(15,469)

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,768	$277	$14,045
Corporate Bonds & Notes
Banking & Finance	0	55,246	23,450	78,696
Industrials	0	63,421	2,864	66,285
Utilities	0	28,966	0	28,966
Convertible Bonds & Notes
Banking & Finance	0	5,432	0	5,432
Municipal Bonds & Notes
Illinois	0	339	0	339
Iowa	0	181	0	181
West Virginia	0	2,367	0	2,367
U.S. Government Agencies	0	906	0	906
U.S. Treasury Obligations	0	1,799	0	1,799
Non-Agency Mortgage-Backed Securities	0	150,697	922	151,619
Asset-Backed Securities	0	163,243	75	163,318
Sovereign Issues	0	1,797	0	1,797
Common Stocks
Consumer Discretionary	216	0	0	216
Financials	0	0	341	341
Warrants
Industrials	0	0	2	2
Convertible Preferred Securities
Banking & Finance	0	16,796	0	16,796

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Preferred Securities
Banking & Finance	$962	$1,058	$0	$2,020
Short-Term Instruments
Short-Term Notes	0	3,800	0	3,800
U.S. Treasury Bills	0	13,844	0	13,844

Total Investments	$1,178	$523,660	$27,931	$552,769

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	16	0	16
Over the counter	0	507	0	507
	$0	$523	$0	$523

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(248)	0	(248)
Over the counter	0	(12,492)	0	(12,492)
	$0	$(12,740)	$0	$(12,740)

Totals	$1,178	$511,443	$27,931	$540,552

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$304	$0	$0	$1	$0	$(28)	$0	$0	$277	$(27)
Corporate Bonds & Notes
Banking & Finance	23,887	608	(99)	6	2	(954)	0	0	23,450	(958)
Industrials	6,074	0	(421)	9	28	(84)	0	(2,742)	2,864	39
Non-Agency Mortgage-Backed Securities	1,012	0	(23)	2	1	28	0	(98)	922	28
Asset-Backed Securities	0	0	0	(8)	0	(15)	98	0	75	(14)
Common Stocks
Financials	332	0	0	0	0	9	0	0	341	9
Warrants
Industrials	40	0	0	0	0	(38)	0	0	2	(38)

Totals	$31,649	$608	$(543)	$10	$31	$(1,082)	$98	$(2,840)	$27,931	$(961)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	53

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

December 31, 2015 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$277	Other Valuation Techniques (3)	—	—
Corporate Bonds & Notes
Banking & Finance	13,497	Reference Instrument	Spread	210.00 bps
	4,222	Reference Instrument	Spread Movement	653.21 bps
	5,731	Proxy Pricing	Base Price	99.87-102.67
Industrials	2,864	Proxy Pricing	Base Price	6.94-100.09
Non-Agency Mortgage-Backed Securities	922	Proxy Pricing	Base Price	7.75-102.50
Asset-Backed Securities	75	Proxy Pricing	Base Price	3.78
Common Stocks
Financials	341	Other Valuation Techniques (3)	—	—
Warrants
Industrials	2	Proxy Pricing	Base Price	$0.37

Total	$27,931

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques that are not considered significant to the Fund.

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Strategic Income Fund, Inc.

December 31, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 258.9%

BANK LOAN OBLIGATIONS 2.4%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$7,138	$7,126
iHeartCommunications, Inc.
7.174% due 01/30/2019		900	635
Sequa Corp.
5.250% due 06/19/2017		490	340

Total Bank Loan Obligations (Cost $8,517)			8,101

CORPORATE BONDS & NOTES 27.6%

BANKING & FINANCE 18.9%
Barclays Bank PLC
14.000% due 06/15/2019 (c)	GBP	1,300	2,482
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$12,636	12,603
BNP Paribas S.A.
7.375% due 08/19/2025 (c)		2,800	2,877
Cantor Fitzgerald LP
7.875% due 10/15/2019		930	1,023
Exeter Finance Corp.
9.750% due 05/20/2019		2,400	2,357
International Lease Finance Corp.
6.750% due 09/01/2016 (g)		2,000	2,057
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,000	960
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (e)		4,360	3,653
LBG Capital PLC
15.000% due 12/21/2019	EUR	200	311
15.000% due 12/21/2019	GBP	2,600	5,217
Navient Corp.
5.500% due 01/15/2019		$1,000	937
8.450% due 06/15/2018 (g)		1,940	2,047
Pinnacol Assurance
8.625% due 06/25/2034 (e)		2,600	2,672
Rabobank Group
6.875% due 03/19/2020	EUR	2,000	2,592
11.000% due 06/30/2019 (c)(g)		$4,166	5,159
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	3,200	3,423
6.125% due 02/07/2022		$2,000	2,014
SL Green Realty Corp.
7.750% due 03/15/2020		4,500	5,259
Springleaf Finance Corp.
6.500% due 09/15/2017		500	511
6.900% due 12/15/2017		500	519
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		5,200	4,875

			63,548

INDUSTRIALS 3.2%
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(d)		1,334	1,021
9.000% due 02/15/2020 ^(d)		66	51
CVS Pass-Through Trust
7.507% due 01/10/2032		866	1,023
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	20	30
Forbes Energy Services Ltd.
9.000% due 06/15/2019		$240	116
iHeartCommunications, Inc.
9.000% due 03/01/2021		400	281
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		48	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rockies Express Pipeline LLC
6.875% due 04/15/2040	$213	$184
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017	1,000	986
UAL Pass-Through Trust
6.636% due 01/02/2024 (g)	1,853	1,976
9.750% due 07/15/2018 (g)	394	417
10.400% due 05/01/2018 (g)	945	1,003
UCP, Inc.
8.500% due 10/21/2017	3,700	3,697

		10,810

UTILITIES 5.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	3,100	3,399
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (g)	8,850	8,374
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034	2,600	2,926
Illinois Power Generating Co.
6.300% due 04/01/2020	115	70
7.950% due 06/01/2032	273	160
Petrobras Global Finance BV
2.461% due 01/15/2019	3,800	2,897
3.406% due 03/17/2020	150	107
5.750% due 01/20/2020	140	110
7.875% due 03/15/2019	500	444

		18,487

Total Corporate Bonds & Notes (Cost $92,314)		92,845

MUNICIPAL BONDS & NOTES 0.4%

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,715	1,487

Total Municipal Bonds & Notes (Cost $1,616)		1,487

U.S. GOVERNMENT AGENCIES 147.6%
Fannie Mae
2.190% due 12/01/2030	182	186
2.325% due 04/01/2030	1	1
2.385% due 09/01/2028	8	8
2.479% due 03/01/2032	83	83
2.500% due 12/25/2027 (a)	6,402	557
2.570% due 12/01/2028	47	49
2.663% due 11/01/2027	54	55
2.875% due 03/01/2031	64	65
4.250% due 11/25/2024 - 03/25/2033	530	568
4.500% due 09/01/2023 - 08/01/2041 (g)	3,603	3,843
5.000% due 12/01/2018	2	2
5.000% due 01/25/2038 - 07/25/2038 (g)	16,276	17,833
5.500% due 12/25/2016 - 07/25/2024	29	31
5.500% due 11/25/2032 - 04/25/2035 (g)	9,622	10,518
5.735% due 12/25/2042	44	49
5.750% due 06/25/2033	41	47
5.807% due 08/25/2043 (g)	2,476	2,784
6.000% due 02/25/2017 - 12/01/2032	34	37

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 09/25/2031 - 01/25/2044 (g)	$13,157	$14,907
6.335% due 02/25/2042 (g)	717	825
6.357% due 10/25/2042	21	24
6.500% due 10/01/2018 - 11/01/2047	1,920	2,152
6.500% due 09/01/2028 - 06/25/2044 (g)	9,095	10,477
6.808% due 09/25/2041 (g)	695	780
6.850% due 12/18/2027	20	23
7.000% due 03/01/2016 - 01/01/2047	2,038	2,273
7.000% due 05/01/2017 - 03/25/2045 (g)	1,349	1,519
7.028% due 10/25/2042 (g)	523	601
7.500% due 06/01/2017 - 03/25/2044	603	691
7.500% due 05/01/2022 - 06/25/2044 (g)	1,796	2,076
7.700% due 03/25/2023	27	31
7.844% due 06/19/2041 (g)	1,033	1,145
8.000% due 09/25/2021 - 06/01/2032	349	386
8.000% due 05/01/2030 - 10/01/2031 (g)	246	284
8.500% due 09/25/2021 - 06/25/2030	424	472
8.500% due 06/18/2027 (g)	504	576
9.443% due 05/15/2021	156	170
9.937% due 07/15/2027	56	62
Fannie Mae, TBA
3.000% due 01/01/2046	121,000	120,726
3.500% due 06/01/2045 - 05/01/2046	209,000	215,130
4.000% due 03/01/2046	3,000	3,168
Freddie Mac
2.408% due 04/01/2033	4	4
2.499% due 09/01/2031	37	38
2.512% due 12/01/2026	7	7
5.000% due 02/15/2024	12	13
5.500% due 04/01/2039 - 06/15/2041 (g)	9,935	11,104
6.000% due 09/15/2016 - 03/15/2035	916	1,029
6.000% due 04/01/2017 - 02/15/2032 (g)	3,442	3,912
6.040% due 07/25/2032	152	173
6.500% due 08/01/2021 - 09/01/2047	1,675	1,910
6.500% due 10/15/2023 - 03/25/2044 (g)	9,983	11,386
6.900% due 09/15/2023 (g)	434	479
6.950% due 07/15/2021	207	228
7.000% due 04/01/2016 - 10/25/2043	2,401	2,646
7.000% due 08/01/2021 - 02/25/2043 (g)	5,603	6,349
7.500% due 01/01/2016 - 02/25/2042	445	490
7.500% due 05/15/2024 - 05/01/2032 (g)	2,952	3,400
7.972% due 12/25/2027	2,200	2,058
8.000% due 08/15/2022 - 04/15/2030	132	147
8.000% due 12/01/2026 (g)	252	282
10.922% due 05/25/2028	345	346
11.172% due 03/25/2025	400	431

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	55

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac, TBA
4.000% due 11/01/2045	$3,000	$3,169
Ginnie Mae
6.000% due 04/15/2029 - 11/15/2038 (g)	2,507	2,852
6.000% due 08/15/2031 - 12/15/2038	60	68
6.500% due 11/20/2024 - 10/20/2038	135	146
6.500% due 04/15/2032 - 05/15/2032 (g)	814	950
7.000% due 04/15/2024 - 06/15/2026	65	70
7.500% due 01/15/2017 - 03/15/2029	254	263
7.500% due 03/15/2026 - 01/15/2029 (g)	691	745
8.000% due 01/15/2017 - 11/15/2022	14	14
8.500% due 10/15/2016 - 02/15/2031	12	13
9.000% due 11/15/2016 - 11/15/2019	86	87
9.000% due 11/15/2019 - 01/15/2020 (g)	54	58
Ginnie Mae, TBA
4.000% due 09/01/2045	20,000	21,212
Small Business Administration
4.625% due 02/01/2025	194	206
5.510% due 11/01/2027	625	696
5.780% due 08/01/2027	67	75
5.820% due 07/01/2027	63	71
6.300% due 06/01/2018	42	45
7.200% due 06/01/2017	5	5
7.700% due 07/01/2016	2	2
Vendee Mortgage Trust
6.500% due 03/15/2029	224	256
6.750% due 02/15/2026 - 06/15/2026	153	174
7.500% due 09/15/2030	3,182	3,806

Total U.S. Government Agencies (Cost $492,195)		496,629

U.S. TREASURY OBLIGATIONS 19.1%
U.S. Treasury Bonds
2.000% due 08/15/2025 (g)	65,700	64,064

Total U.S. Treasury Obligations (Cost $65,106)		64,064

NON-AGENCY MORTGAGE-BACKED SECURITIES 41.8%
Adjustable Rate Mortgage Trust
2.531% due 07/25/2035	1,070	971
2.788% due 08/25/2035	2,961	2,906
Banc of America Mortgage Trust
2.650% due 02/25/2035	33	32
Banc of America Re-REMIC Trust
5.686% due 04/24/2049	2,833	2,922
BCAP LLC Trust
0.407% due 07/26/2036	211	161
2.728% due 06/26/2035	43	38
2.733% due 10/26/2036	3,878	3,429
2.736% due 10/26/2033	130	112
Bear Stearns ALT-A Trust
2.956% due 08/25/2036 ^	507	382
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030	1,920	2,010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Celtic Residential Irish Mortgage Securitisation PLC
0.054% due 11/13/2047	EUR	6,350	$6,545
0.845% due 12/14/2048	GBP	5,631	7,599
Citigroup Mortgage Loan Trust, Inc.
7.000% due 09/25/2033		$4	5
Countrywide Alternative Loan Trust
0.597% due 12/20/2046 ^		10,803	8,058
0.632% due 07/25/2046 ^		3,065	2,423
5.500% due 05/25/2022 ^		60	52
6.250% due 08/25/2037 ^		901	771
6.500% due 07/25/2035 ^		759	611
Countrywide Home Loan Mortgage Pass-Through Trust
0.742% due 03/25/2035		3,110	2,451
3.115% due 08/25/2034		922	839
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		1,827	1,878
7.500% due 06/25/2035 ^		290	306
Credit Suisse Commercial Mortgage Trust
5.695% due 09/15/2040		2,216	2,291
Credit Suisse First Boston Mortgage Securities Corp.
1.572% due 03/25/2034 ^		607	588
7.000% due 02/25/2034		750	810
Credit Suisse Mortgage Capital Certificates
6.500% due 03/25/2036 ^		1,412	920
Emerald Mortgages PLC
0.051% due 07/15/2048	EUR	3,315	3,390
Epic Drummond Ltd.
0.137% due 01/25/2022		1,804	1,758
GMAC Mortgage Corp. Loan Trust
3.251% due 08/19/2034		$204	195
GSAA Trust
6.000% due 04/01/2034		1,351	1,419
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043		3,731	4,016
7.500% due 06/19/2027		54	53
8.000% due 09/19/2027		790	808
GSR Mortgage Loan Trust
0.752% due 12/25/2034		649	587
1.860% due 03/25/2033		4	4
6.500% due 01/25/2034		359	376
HarborView Mortgage Loan Trust
4.007% due 06/19/2036 ^		1,633	1,121
JPMorgan Commercial Mortgage-Backed Securities Trust
5.637% due 03/18/2051		4,000	4,188
JPMorgan Mortgage Trust
2.782% due 10/25/2036 ^		3,815	3,613
5.500% due 08/25/2022 ^		45	44
5.500% due 06/25/2037 ^		821	815
Lehman XS Trust
1.047% due 09/25/2047		7,390	6,065
Luminent Mortgage Trust
0.391% due 12/25/2036		2,634	2,139
MASTR Adjustable Rate Mortgages Trust
3.087% due 10/25/2034		1,300	1,149
MASTR Alternative Loan Trust
6.250% due 07/25/2036		598	521
6.500% due 03/25/2034		977	1,049
7.000% due 04/25/2034		74	77
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		5,132	5,200
7.500% due 07/25/2035		2,681	2,689
Morgan Stanley Resecuritization Trust
2.185% due 12/26/2046		8,155	5,968
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		1,387	1,412
7.500% due 03/25/2034 ^		3,765	3,693
7.500% due 10/25/2034 ^		4,162	4,404

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Newgate Funding PLC
1.122% due 12/15/2050	EUR	2,697	$2,586
1.372% due 12/15/2050		2,697	2,523
1.583% due 12/15/2050	GBP	3,713	4,993
1.833% due 12/15/2050		3,050	3,897
RBSSP Resecuritization Trust
6.000% due 02/26/2037		$4,257	3,392
6.250% due 12/26/2036		7,029	4,743
Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2035 ^		2,407	2,227
Residential Asset Mortgage Products Trust
7.000% due 08/25/2016		23	23
8.500% due 10/25/2031		667	752
8.500% due 11/25/2031		1,056	1,144
Structured Asset Mortgage Investments Trust
1.757% due 08/25/2047 ^		3,929	3,276
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,539	3,236
WaMu Mortgage Pass-Through Certificates Trust
2.458% due 05/25/2035		468	470
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		209	222
7.500% due 04/25/2033		582	625
Wells Fargo Mortgage-Backed Securities Trust
2.738% due 06/25/2035		457	461
2.744% due 04/25/2036 ^		57	56

Total Non-Agency Mortgage-Backed Securities (Cost $129,016)			140,489

ASSET-BACKED SECURITIES 16.6%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		213	118
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.947% due 11/25/2032 ^		330	13
Bear Stearns Asset-Backed Securities Trust
0.652% due 09/25/2034		797	732
Citigroup Mortgage Loan Trust, Inc.
0.582% due 12/25/2036		5,609	3,716
0.682% due 03/25/2037		8,629	6,735
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		1,745	1,313
7.970% due 05/01/2032		274	167
Conseco Financial Corp.
6.530% due 02/01/2031		171	172
7.050% due 01/15/2027		251	268
Countrywide Asset-Backed Certificates
0.552% due 12/25/2036 ^		4,663	4,206
0.562% due 06/25/2047 ^		12,407	9,620
0.622% due 06/25/2037 ^		3,224	2,913
0.622% due 06/25/2047		8,874	6,478
0.712% due 06/25/2037		8,449	5,677
4.942% due 07/25/2036		11,700	10,654
Credit-Based Asset Servicing and Securitization LLC
6.020% due 12/25/2037		901	946
Green Tree Servicing LLC
8.970% due 04/25/2038		993	1,020
Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,000	1,054
Oakwood Mortgage Investors, Inc.
0.561% due 06/15/2032		24	22
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031		22	20

Total Asset-Backed Securities (Cost $56,247)			55,844

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.0%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025	BRL	16,200	$2,930
Costa Rica Government International Bond
7.000% due 04/04/2044		$700	586

Total Sovereign Issues (Cost $7,115)			3,516

		SHARES
COMMON STOCKS 0.1%

ENERGY 0.1%
SemGroup Corp. ‘A’		7,966	230

Total Common Stocks (Cost $221)			230

SHORT-TERM INSTRUMENTS 2.3%

REPURCHASE AGREEMENTS (f) 1.1%
			3,612

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.2%
0.150% due 01/07/2016 - 01/28/2016 (b)(g)(j)	$4,102	$4,102

Total Short-Term Instruments (Cost $7,714)		7,714

Total Investments in Securities (Cost $860,061)		870,919

Total Investments 258.9% (Cost $860,061)		$870,919

Financial Derivative Instruments (h)(i) (0.8%) (Cost or Premiums, net $(762))		(2,525)

Other Assets and Liabilities, net (158.1%)		(532,020)

Net Assets 100.0%		$336,374

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	$4,293	$3,653	1.09%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	2,600	2,672	0.79%

				$6,893	$6,325	1.88%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.580%	12/31/2015	01/04/2016	$600	U.S. Treasury Notes 2.750% due 02/15/2024	$(612)	$600	$600
SSB	0.010	12/31/2015	01/04/2016	3,012	Fannie Mae 2.140% due 11/07/2022	(3,076)	3,012	3,012

Total Repurchase Agreements						$(3,688)	$3,612	$3,612

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.400%	10/08/2015	01/08/2016	$(5,083)	$(5,088)
	0.450	10/14/2015	01/14/2016	(40,541)	(40,582)
	0.500	10/14/2015	01/14/2016	(24,376)	(24,404)
	0.500	10/27/2015	01/27/2016	(27,261)	(27,287)
	0.500	10/28/2015	01/28/2016	(4,098)	(4,102)
	0.600	11/04/2015	02/04/2016	(5,628)	(5,634)
	1.050	11/12/2015	02/12/2016	(2,791)	(2,795)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	57

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
	1.100%	12/04/2015	03/04/2016	$(946)	$(947)
	1.200	12/11/2015	03/11/2016	(2,064)	(2,066)
	1.200	12/16/2015	03/16/2016	(5,326)	(5,329)
JML	1.250	11/23/2015	01/22/2016	(4,035)	(4,041)

Total Reverse Repurchase Agreements					$(122,275)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.819%	12/09/2015	01/08/2016	$(2,856)	$(2,858)
	0.849	12/08/2015	01/08/2016	(46,679)	(46,724)
	0.950	12/21/2015	01/04/2016	(7,517)	(7,521)

Total Sale-Buyback Transactions					$(57,103)

MORTGAGE DOLLAR ROLLS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Received	Amount Borrowed (2)
FOB	2.376%	01/13/2016	02/10/2016	$121,118	$(121,118)
	2.570	01/13/2016	02/10/2016	55,791	(55,791)
	2.667	01/13/2016	02/10/2016	119,784	(119,784)
MSC	2.352	01/13/2016	02/10/2016	3,172	(3,172)

Total Mortgage Dollar Rolls				$299,865	$(299,865)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(636,337) at a weighted average interest rate of 1.557%.
(3)	Payable for sale-buyback transactions include $12 of deferred price drop.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of December 31, 2015:

(g)	Securities with an aggregate market value of $184,521 have been pledged as collateral under the terms of the following master agreements as of December 31, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Receivable for Mortgage Dollar Rolls	Payable for Mortgage Dollar Rolls	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
DEU	$0	$(118,234)	$0	$0	$0	$(118,234)	$121,973	$3,739
JML	0	(4,041)	0	0	0	(4,041)	4,731	690
SAL	600	0	0	0	0	600	(612)	(12)
SSB	3,012	0	0	0	0	3,012	(3,076)	(64)

Master Securities Forward Transaction Agreement
BCY	0	0	(57,103)	0	0	0	0	0
FOB	0	0	0	296,693	(296,693)	0	0	0
GSC	0	0	0	0	0	0	372	372
MSC	0	0	0	3,172	(3,172)	0	0	0

Total Borrowings and Other Financing Transactions	$3,612	$(122,275)	$(57,103)	$299,865	$(299,865)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(4,041)	$(11,137)	$0	$(15,178)
U.S. Government Agencies	0	(101,463)	(5,634)	0	(107,097)

Total	$0	$(105,504)	$(16,771)	$0	$(122,275)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(57,103)	0	0	(57,103)

Total	$0	$(57,103)	$0	$0	$(57,103)

Total Borrowings	$0	$(162,607)	$(16,771)	$0	$(179,378)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(179,378)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note March Futures	Long	03/2016	138	$(58)	$6	$0

Total Futures Contracts				$(58)	$6	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	11,200	$1,074	$554	$13	$0
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		3,800	(598)	(466)	0	(15)
Pay	3-Month USD-LIBOR	2.500	06/17/2022	$	31,500	1,164	329	73	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		87,600	459	(35)	0	(276)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		87,000	323	217	0	(349)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		52,700	2,348	(312)	0	(422)

						$4,770	$287	$86	$(1,062)

Total Swap Agreements						$4,770	$287	$86	$(1,062)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2015:

Cash of $12,724 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$6	$86	$92	$0	$0	$(1,062)	$(1,062)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	01/2016		EUR	1,604	$		1,741	$0	$(2)
	01/2016	$		453		EUR	427	11	0
	01/2016			26,315		GBP	17,732	0	(175)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	59

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	02/2016		GBP	17,732	$		26,316	$173	$0
	02/2016	$		448		GBP	297	0	(10)

DUB	01/2016		BRL	17,036	$		4,510	204	0
	01/2016	$		4,347		BRL	17,035	0	(41)
	02/2016		BRL	17,035	$		4,305	41	0

GLM	01/2016		EUR	59			63	0	(1)
	01/2016	$		508		EUR	478	12	0

HUS	01/2016		EUR	20,706	$		22,066	0	(436)

JPM	01/2016	$		230		EUR	210	0	(1)
	02/2016			721		BRL	2,944	16	0
	02/2016			1,142		GBP	756	0	(28)

MSB	01/2016		GBP	17,732	$		26,734	593	0
	02/2016		CAD	105			79	3	0

UAG	01/2016	$		23,216		EUR	21,254	0	(118)
	02/2016		EUR	21,254	$		23,232	118	0

Total Forward Foreign Currency Contracts								$1,171	$(812)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 3.500% due 02/01/2046	$80.000	02/04/2016	$ 20,000	$2	$0

FBF	Put - OTC Fannie Mae 3.000% due 01/01/2046	80.000	01/06/2016	100,000	4	0
	Put - OTC Fannie Mae 3.500% due 01/01/2046	80.000	01/06/2016	80,000	3	0

					$9	$0

Total Purchased Options					$9	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Indonesia Government International Bond	1.000%	06/20/2019	1.707%	$ 600	$(20)	$6	$0	$(14)

BPS	Petrobras International Finance Co.	1.000	12/20/2019	9.956	3,100	(306)	(547)	0	(853)

DUB	Indonesia Government International Bond	1.000	06/20/2019	1.707	1,200	(42)	14	0	(28)

GST	Petrobras Global Finance BV	1.000	09/20/2020	10.013	10	(1)	(2)	0	(3)

HUS	Petrobras International Finance Co.	1.000	12/20/2019	9.956	3,400	(338)	(598)	0	(936)

JPM	Indonesia Government International Bond	1.000	06/20/2019	1.707	1,200	(40)	12	0	(28)
	Russia Government International Bond	1.000	12/20/2020	3.062	200	(23)	5	0	(18)

						$(770)	$(1,110)	$0	$(1,880)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	1-Year BRL-CDI	15.590%	01/04/2021	BRL	7,200	$(1)	$(33)	$0	$(34)

Total Swap Agreements							$(771)	$(1,143)	$0	$(1,914)

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of December 31, 2015:

(j)	Securities with an aggregate market value of $2,326 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$0	$0	$0	$0	$0	$0	$(14)	$(14)	$(14)	$22	$8
BPS	0	0	0	0	0	0	(887)	(887)	(887)	733	(154)
CBK	184	0	0	184	(187)	0	0	(187)	(3)	0	(3)
DUB	245	0	0	245	(41)	0	(28)	(69)	176	(180)	(4)
GLM	12	0	0	12	(1)	0	0	(1)	11	0	11
GST	0	0	0	0	0	0	(3)	(3)	(3)	0	(3)
HUS	0	0	0	0	(436)	0	(936)	(1,372)	(1,372)	1,571	199
JPM	16	0	0	16	(29)	0	(46)	(75)	(59)	0	(59)
MSB	596	0	0	596	0	0	0	0	596	(350)	246
UAG	118	0	0	118	(118)	0	0	(118)	0	0	0

Total Over the Counter	$1,171	$0	$0	$1,171	$(812)	$0	$(1,914)	$(2,726)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6
Swap Agreements	0	0	0	0	86	86

	$0	$0	$0	$0	$92	$92

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,171	$0	$1,171

	$0	$0	$0	$1,171	$92	$1,263

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,062	$1,062

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$812	$0	$812
Swap Agreements	0	1,880	0	0	34	1,914

	$0	$1,880	$0	$812	$34	$2,726

	$0	$1,880	$0	$812	$1,096	$3,788

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	61

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(7)	$(7)
Swap Agreements	0	0	0	0	(9,209)	(9,209)

	$0	$0	$0	$0	$(9,216)	$(9,216)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,104	$0	$3,104
Purchased Options	0	0	0	0	(6)	(6)
Swap Agreements	0	49	0	0	29	78

	$0	$49	$0	$3,104	$23	$3,176

	$0	$49	$0	$3,104	$(9,193)	$(6,040)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(88)	$(88)
Swap Agreements	0	0	0	0	892	892

	$0	$0	$0	$0	$804	$804

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$452	$0	$452
Purchased Options	0	0	0	0	(5)	(5)
Swap Agreements	0	(1,025)	0	0	(33)	(1,058)

	$0	$(1,025)	$0	$452	$(38)	$(611)

	$0	$(1,025)	$0	$452	$766	$193

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$8,101	$0	$8,101
Corporate Bonds & Notes
Banking & Finance	0	42,262	21,286	63,548
Industrials	0	7,113	3,697	10,810
Utilities	0	18,487	0	18,487
Municipal Bonds & Notes
West Virginia	0	1,487	0	1,487
U.S. Government Agencies	0	496,629	0	496,629
U.S. Treasury Obligations	0	64,064	0	64,064
Non-Agency Mortgage-Backed Securities	0	140,489	0	140,489
Asset-Backed Securities	0	55,844	0	55,844
Sovereign Issues	0	3,516	0	3,516
Common Stocks
Energy	230	0	0	230
Short-Term Instruments
Repurchase Agreements	0	3,612	0	3,612
U.S. Treasury Bills	0	4,102	0	4,102

Total Investments	$230	$845,706	$24,983	$870,919

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$6	$86	$0	$92
Over the counter	0	1,171	0	1,171
	$6	$1,257	$0	$1,263

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,062)		(1,062)
Over the counter	0	(2,726)	0	(2,726)
	$0	$(3,788)	$0	$(3,788)

Totals	$236	$843,175	$24,983	$868,394

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$21,621	$567	$(56)	$5	$1	$(852)	$0	$0	$21,286	$(854)
Industrials	4,231	0	(81)	2	0	(39)	0	(416)	3,697	(20)

Totals	$25,852	$567	$(137)	$7	$1	$(891)	$0	$(416)	$24,983	$(874)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$12,603	Reference Instrument	Spread	210.00 bps
	3,653	Reference Instrument	Spread Movement	653.21 bps
	5,030	Proxy Pricing	Base Price	99.87-102.67
Industrials	3,697	Proxy Pricing	Base Price	100.09

Total	$24,983

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	63

Consolidated Schedule of Investments PIMCO Dynamic Credit Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 174.2%

BANK LOAN OBLIGATIONS 5.1%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$71,072	$70,950
Essar Steel Algoma, Inc.
TBD% due 08/09/2019 ^		3,523	881
Fortescue Metals Group Ltd.
4.250% due 06/30/2019		13,253	9,949
Getty Images, Inc.
4.750% due 10/18/2019		10,645	6,753
Hellenic Republic
3.930% due 03/30/2016	EUR	6,000	6,350
iHeartCommunications, Inc.
7.174% due 01/30/2019		$24,775	17,466
Maxim Crane Works LP
10.250% due 11/26/2018		10,000	9,900
OGX
TBD% - 13.000% due 04/10/2049		2,107	2,158
Sabine Oil & Gas LLC
TBD% due 12/31/2018 ^		7,800	195
Sequa Corp.
5.250% due 06/19/2017		25,040	17,403

Total Bank Loan Obligations (Cost $172,604)			142,005

CORPORATE BONDS & NOTES 39.8%

BANKING & FINANCE 15.0%
AGFC Capital Trust
6.000% due 01/15/2067 (k)		20,300	14,312
Banco do Brasil S.A.
6.250% due 04/15/2024 (g)(k)		7,760	3,802
9.000% due 06/18/2024 (g)(k)		5,029	3,319
Banco Espirito Santo S.A.
2.625% due 05/08/2017 (k)	EUR	6,900	1,091
4.000% due 01/21/2019 (k)		15,000	2,233
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (g)(k)		16,900	20,019
Barclays Bank PLC
2.010% due 12/21/2020	MXN	7,500	424
14.000% due 06/15/2019 (g)(k)	GBP	8,530	16,289
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$107,345	107,064
Cantor Fitzgerald LP
7.875% due 10/15/2019 (k)		10,555	11,607
Credit Agricole S.A.
7.875% due 01/23/2024 (g)(k)		8,100	8,308
Exeter Finance Corp.
9.750% due 05/20/2019		21,900	21,512
Jefferies Finance LLC
7.500% due 04/15/2021 (k)		14,461	12,780
Jefferies LoanCore LLC
6.875% due 06/01/2020 (k)		1,200	1,152
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (i)		39,719	33,287
LBG Capital PLC
15.000% due 12/21/2019 (k)	GBP	1,100	2,207
Legg Mason PT
7.130% due 01/10/2021		$12,200	12,747
8.600% due 08/10/2021		7,714	8,471
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	700	745
Novo Banco S.A.
5.000% due 05/21/2019 (k)		1,500	1,459

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pinnacol Assurance
8.625% due 06/25/2034 (i)		$23,200	$23,846
Rio Oil Finance Trust
9.250% due 07/06/2024 (k)		7,253	5,376
9.750% due 01/06/2027 (k)		3,000	2,209
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)		600	626
8.000% due 08/10/2025 (g)		600	636
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		8,300	8,357
6.125% due 02/07/2022 (k)		51,100	51,453
Tesco Property Finance PLC
6.052% due 10/13/2039 (k)	GBP	7,035	9,777
TIG FinCo PLC
8.500% due 03/02/2020 (k)		3,318	5,039
8.750% due 04/02/2020 (k)		18,718	24,559
Vnesheconombank Via VEB Finance PLC
3.035% due 02/21/2018 (k)	EUR	500	526
6.025% due 07/05/2022		$200	190
6.902% due 07/09/2020 (k)		5,800	5,888

			421,310

INDUSTRIALS 16.7%
Altice Luxembourg S.A.
7.250% due 05/15/2022 (k)	EUR	6,627	6,764
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (c)(k)		$11,483	11,354
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(k)		28,642	17,865
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(h)(k)		71,967	55,055
9.000% due 02/15/2020 ^(h)		4,518	3,456
11.250% due 06/01/2017 ^(h)		5,000	3,775
Chesapeake Energy Corp.
3.571% due 04/15/2019		480	135
Crimson Merger Sub, Inc.
6.625% due 05/15/2022 (k)		7,905	5,435
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (k)		11,500	10,292
Enterprise Inns PLC
6.500% due 12/06/2018 (k)	GBP	742	1,172
6.875% due 02/15/2021 (k)		2,360	3,709
6.875% due 05/09/2025 (k)		2,210	3,356
Forbes Energy Services Ltd.
9.000% due 06/15/2019 (k)		$8,140	3,948
Harvest Operations Corp.
6.875% due 10/01/2017 (k)		22,932	17,772
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	6,400	6,468
5.014% due 12/27/2017		800	804
iHeartCommunications, Inc.
9.000% due 03/01/2021 (k)		$36,570	25,645
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (k)		15,815	7,433
8.125% due 06/01/2023		1,289	586
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (k)		40,120	33,099
Millar Western Forest Products Ltd.
8.500% due 04/01/2021 (k)		18,266	9,590
Numericable-SFR S.A.S.
4.875% due 05/15/2019 (k)		15,245	15,150
6.000% due 05/15/2022 (k)		3,900	3,793
OGX Austria GmbH
8.375% due 04/01/2022 ^		6,000	0
8.500% due 06/01/2018 ^		48,450	1

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Perstorp Holding AB
8.750% due 05/15/2017 (k)		$46,270	$46,039
Petroleos de Venezuela S.A.
6.000% due 11/15/2026 (k)		1,070	396
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	140
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (c)(k)	EUR	5,400	6,087
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (c)(k)		$5,250	5,421
Sequa Corp.
7.000% due 12/15/2017 (k)		24,447	7,884
Soho House Bond Ltd.
9.125% due 10/01/2018 (k)	GBP	15,350	23,647
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (k)		$60,430	59,599
Spirit Issuer PLC
3.289% due 12/28/2031	GBP	1,100	1,508
5.472% due 12/28/2028 (k)		8,007	11,981
Tembec Industries, Inc.
9.000% due 12/15/2019 (k)		$14,600	9,563
UCP, Inc.
8.500% due 10/21/2017		23,300	23,281
Unique Pub Finance Co. PLC
7.395% due 03/28/2024 (k)	GBP	3,700	5,524
Westmoreland Coal Co.
8.750% due 01/01/2022 (k)		$32,972	20,443

			468,170

UTILITIES 8.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018 (k)		3,000	3,289
Frontier Communications Corp.
8.875% due 09/15/2020 (k)		2,240	2,274
10.500% due 09/15/2022 (k)		3,670	3,656
11.000% due 09/15/2025 (k)		3,670	3,642
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (k)		5,400	4,796
6.000% due 11/27/2023 (k)		35,000	33,116
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022 (k)		1,500	1,410
5.999% due 01/23/2021 (k)		2,525	2,525
6.510% due 03/07/2022 (k)		1,370	1,383
6.605% due 02/13/2018 (k)	EUR	900	1,029
7.288% due 08/16/2037 (k)		$1,388	1,386
8.625% due 04/28/2034 (k)		2,725	3,067
9.250% due 04/23/2019 (k)		4,700	5,262
Genesis Energy LP
5.625% due 06/15/2024 (k)		8,900	6,809
5.750% due 02/15/2021 (k)		500	425
Illinois Power Generating Co.
6.300% due 04/01/2020 (k)		34,047	20,598
7.950% due 06/01/2032 (k)		31,789	18,597
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 (k)		3,847	1,423
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (h)		827	190
6.750% due 10/01/2023 (h)(k)		25,207	6,050
Petrobras Global Finance BV
2.886% due 03/17/2017 (k)		400	368
3.250% due 04/01/2019 (k)	EUR	200	160
3.406% due 03/17/2020 (k)		$5,000	3,563
4.375% due 05/20/2023 (k)		400	265
5.375% due 10/01/2029 (k)	GBP	2,320	2,008

64	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 01/20/2020 (k)		$10,615	$8,359
6.250% due 03/17/2024 (k)		190	137
6.250% due 12/14/2026 (k)	GBP	6,398	6,156
6.625% due 01/16/2034 (k)		11,017	10,060
7.875% due 03/15/2019 (k)		$34,521	30,637
Sierra Hamilton LLC
12.250% due 12/15/2018 (k)		30,000	14,700
Sprint Capital Corp.
6.875% due 11/15/2028 (k)		1,700	1,194
Sprint Corp.
7.125% due 06/15/2024 (k)		22,613	16,564
7.875% due 09/15/2023 (k)		8,746	6,590
Yellowstone Energy LP
5.750% due 12/31/2026		4,358	4,349

			226,037

Total Corporate Bonds & Notes (Cost $1,375,458)			1,115,517

MUNICIPAL BONDS & NOTES 0.9%

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		950	1,005
7.750% due 01/01/2042		1,690	1,712

			2,717

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,600	1,608

NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Bonds, Series 2005
6.500% due 09/01/2036		6,795	7,226

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		14,560	12,623

Total Municipal Bonds & Notes (Cost $23,387)			24,174

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
3.000% due 01/25/2042 (a)(k)		1,782	163
3.500% due 08/25/2032 (a)(k)		3,747	494
5.578% due 08/25/2038 (a)(k)		2,115	319
5.728% due 02/25/2043 (a)(k)		7,667	1,316
6.218% due 12/25/2036 (a)(k)		6,056	1,070
6.228% due 04/25/2037 (a)(k)		10,595	1,127
8.116% due 10/25/2042 (k)		2,795	3,122
Freddie Mac
4.000% due 03/15/2027 (a)(k)		1,977	192
5.870% due 09/15/2042 (a)(k)		2,598	398
6.170% due 12/15/2034 (a)(k)		3,521	332
11.172% due 03/25/2025		7,344	7,912
Ginnie Mae
3.500% due 06/20/2042 (a)(k)		2,188	226
4.000% due 09/20/2042 (a)(k)		3,534	587
5.718% due 08/20/2042 (a)(k)		4,775	997
5.848% due 12/20/2040 (a)(k)		4,551	814
6.356% due 08/16/2039 (a)(k)		5,890	780

Total U.S. Government Agencies (Cost $19,630)			19,849

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Floating Rate Notes
0.337% due 07/31/2017 (k)(m)(o)	$10,900	$10,883
0.428% due 10/31/2017 (m)(o)	5,300	5,299

Total U.S. Treasury Obligations (Cost $16,182)		16,182

NON-AGENCY MORTGAGE-BACKED SECURITIES 44.1%
Adjustable Rate Mortgage Trust
0.552% due 03/25/2036	8,573	5,691
3.286% due 03/25/2037 (k)	6,670	5,382
4.823% due 11/25/2037 ^(k)	1,823	1,364
American Home Mortgage Assets Trust
6.250% due 06/25/2037	629	457
American Home Mortgage Investment Trust
6.100% due 01/25/2037	5,833	3,454
ASG Resecuritization Trust
6.000% due 06/28/2037	52,707	40,603
Banc of America Alternative Loan Trust
6.000% due 07/25/2035 ^	233	224
6.000% due 11/25/2035 ^	1,663	1,570
6.000% due 04/25/2036	2,243	1,721
6.000% due 07/25/2046 ^	2,659	2,202
6.500% due 02/25/2036 ^	4,730	4,157
16.012% due 09/25/2035 ^	687	844
Banc of America Funding Trust
0.632% due 04/25/2037 ^	3,551	2,560
2.684% due 09/20/2046	4,756	3,976
2.873% due 04/20/2035 ^	5,911	4,365
2.973% due 09/20/2047 ^	919	687
2.988% due 09/20/2037	1,629	1,104
5.762% due 08/26/2036	6,927	5,040
6.000% due 10/25/2037 ^	8,103	6,131
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^	3,351	2,803
5.750% due 05/25/2037 ^	2,299	1,742
6.000% due 10/25/2036 ^	407	344
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.402% due 07/10/2042	3,000	3,004
BCAP LLC Trust
0.391% due 09/26/2035	3,806	3,781
0.401% due 05/26/2036	6,617	3,442
0.451% due 02/26/2037	19,447	11,520
0.721% due 05/26/2035	7,200	4,316
2.732% due 05/26/2037	11,311	9,619
2.756% due 03/26/2037	4,344	3,499
2.782% due 07/26/2036	8,292	7,515
4.459% due 03/27/2037	9,110	6,139
4.749% due 07/26/2036	1,877	1,527
5.500% due 12/26/2035	15,170	11,069
6.862% due 10/26/2037	4,602	4,313
8.477% due 06/26/2037	7,945	7,501
9.267% due 11/26/2035	2,643	2,889
10.860% due 07/26/2036	855	872
15.644% due 01/26/2036	14,257	4,229
Bear Stearns Adjustable Rate Mortgage Trust
2.500% due 02/25/2036 ^	2,289	1,930
Bear Stearns ALT-A Trust
0.762% due 08/25/2036 (k)	49,723	38,398
0.922% due 01/25/2036 ^	8,859	7,070
2.416% due 03/25/2036	3,919	2,728
2.518% due 04/25/2037 (k)	10,383	7,846
2.711% due 07/25/2036	70,253	38,095
2.820% due 05/25/2036 ^	2,129	1,473
2.844% due 12/25/2046 ^	9,294	6,699
3.048% due 09/25/2035 ^	7,849	5,936

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.151% due 08/25/2046 (k)		$7,370	$5,588
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036		5,599	5,321
Citigroup Mortgage Loan Trust, Inc.
2.474% due 08/25/2037		6,267	4,525
2.643% due 07/25/2046 ^		1,578	1,385
2.694% due 07/25/2036 ^		5,269	3,379
2.962% due 03/25/2037 ^		4,432	3,546
5.302% due 04/25/2037 ^		1,493	1,308
5.500% due 12/25/2035		4,542	3,652
6.500% due 09/25/2036		1,852	1,390
Countrywide Alternative Loan Resecuritization Trust
3.942% due 03/25/2047		5,782	5,442
Countrywide Alternative Loan Trust
0.592% due 03/20/2047		509	398
0.597% due 12/20/2046 ^(k)		93,825	69,983
0.602% due 05/25/2036 (k)		36,251	31,384
0.612% due 05/20/2046 ^(k)		35,331	27,030
0.632% due 08/25/2047 ^		2,843	2,440
0.652% due 03/25/2036 (k)		33,736	31,050
0.682% due 07/25/2036 (k)		11,266	8,935
0.713% due 11/20/2035		404	326
1.122% due 10/25/2035 ^(k)		1,904	1,517
1.567% due 07/20/2035 ^		25,085	19,825
5.269% due 05/25/2036 (k)		13,553	11,613
5.500% due 11/25/2035 (k)		3,740	2,996
5.500% due 02/25/2036 ^		2,785	2,543
5.500% due 02/25/2036		3,063	2,776
5.500% due 05/25/2036 ^(k)		3,234	3,049
5.500% due 05/25/2037		2,871	2,457
6.000% due 03/25/2035 ^		728	628
6.000% due 02/25/2036 (k)		31,493	26,737
6.000% due 04/25/2036		1,101	950
6.000% due 01/25/2037 ^(k)		2,311	2,144
6.000% due 02/25/2037 ^(k)		960	754
6.000% due 02/25/2037 (k)		7,764	6,892
6.000% due 02/25/2037 ^		952	748
6.000% due 04/25/2037 ^		9,465	7,429
6.000% due 04/25/2037 (k)		13,363	11,776
6.000% due 08/25/2037		5,014	4,187
6.000% due 08/25/2037 ^(k)		17,961	14,996
6.250% due 12/25/2036 ^(k)		1,069	870
18.641% due 07/25/2035		224	300
Countrywide Asset-Backed Certificates
0.662% due 04/25/2036 (k)		1,124	999
Countrywide Home Loan Mortgage Pass-Through Trust
2.292% due 03/25/2046 ^(k)		62,190	35,087
2.476% due 03/20/2036 (k)		5,867	6,663
4.704% due 05/20/2036 ^		5,172	4,401
6.000% due 01/25/2038 ^(k)		7,043	6,337
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		581	454
Credit Suisse Mortgage Capital Certificates
2.431% due 10/26/2036		22,608	16,346
2.767% due 04/28/2037		7,392	5,318
2.838% due 12/29/2037		5,391	3,194
5.750% due 05/26/2037		32,140	28,713
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		4,164	3,197
6.500% due 05/25/2036 ^		4,533	3,478
6.750% due 08/25/2036 ^(k)		4,624	3,702
Debussy PLC
5.930% due 07/12/2025 (k)	GBP	55,000	79,466
8.250% due 07/12/2025		10,000	11,642
Deutsche ALT-A Securities, Inc.
0.722% due 04/25/2037		$12,568	6,602
5.500% due 12/25/2035 ^		1,245	1,054

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	65

Consolidated Schedule of Investments PIMCO Dynamic Credit Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Epic Drummond Ltd.
0.137% due 01/25/2022	EUR	75,104	$73,219
First Horizon Alternative Mortgage Securities Trust
0.000% due 02/25/2020 (b)(f)		$33	30
0.000% due 05/25/2020 (b)(f)		40	34
0.000% due 06/25/2020 ^(b)(f)		25	24
0.000% due 03/25/2035 (b)(f)		188	133
Greenwich Capital Commercial Funding Corp.
6.047% due 06/10/2036		2,850	2,886
Grifonas Finance PLC
0.319% due 08/28/2039	EUR	7,518	5,982
GSC Capital Corp. Mortgage Trust
0.602% due 05/25/2036 ^		$5,171	4,029
HarborView Mortgage Loan Trust
2.501% due 06/19/2045 ^		1,651	1,042
4.007% due 06/19/2036 ^		1,300	892
HomeBanc Mortgage Trust
2.296% due 04/25/2037 ^		7,738	4,855
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^		11,821	10,301
Impac Secured Assets Trust
0.592% due 01/25/2037 (k)		12,868	11,111
IndyMac Mortgage Loan Trust
0.602% due 02/25/2037		2,210	1,557
0.632% due 11/25/2036		410	353
2.674% due 11/25/2035 ^		7,281	6,174
3.000% due 06/25/2036		1,880	1,541
Jefferies Resecuritization Trust
6.000% due 12/26/2036		4,503	1,906
JPMorgan Alternative Loan Trust
0.732% due 06/27/2037		22,732	18,690
2.692% due 05/25/2036 ^		1,551	1,273
3.192% due 11/25/2036 ^		1,842	1,660
6.000% due 12/25/2035 ^(k)		1,786	1,658
JPMorgan Chase Commercial Mortgage Securities Trust
5.830% due 06/12/2041 (k)		10,975	10,974
JPMorgan Resecuritization Trust
2.738% due 03/21/2037		8,896	7,504
5.999% due 04/26/2036		7,449	4,391
6.000% due 09/26/2036		3,517	2,412
Lavender Trust
6.250% due 10/26/2036		5,174	3,864
Lehman Mortgage Trust
6.000% due 01/25/2038 ^		6,355	6,335
Lehman XS Trust
1.121% due 08/25/2047		927	632
MASTR Alternative Loan Trust
1.122% due 02/25/2036		2,822	1,918
Merrill Lynch Alternative Note Asset Trust
6.000% due 05/25/2037 ^		5,406	4,734
Merrill Lynch Mortgage Investors Trust
2.658% due 03/25/2036 ^		16,603	11,220
Morgan Stanley Mortgage Loan Trust
0.592% due 05/25/2036		237	106
2.750% due 05/25/2036 ^		3,825	2,775
3.146% due 11/25/2037		3,721	2,867
5.962% due 06/25/2036		2,107	1,106
Morgan Stanley Re-REMIC Trust
0.557% due 02/26/2037		7,995	5,430
0.567% due 03/26/2037		4,866	3,637
PHH Alternative Mortgage Trust
0.000% due 02/25/2037 ^(b)(f)		12	9
RBSSP Resecuritization Trust
2.995% due 09/26/2035		8,061	5,245
5.500% due 05/26/2036		5,230	4,415
9.391% due 06/26/2037		915	540

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc. Trust
0.572% due 02/25/2037		$1,102	$893
6.000% due 12/25/2035 ^		4,881	4,291
6.000% due 11/25/2036 ^		5,588	4,613
6.000% due 03/25/2037 ^(k)		4,559	3,942
6.250% due 02/25/2037 ^		7,415	5,874
6.500% due 09/25/2037 ^		1,879	1,450
Residential Asset Mortgage Products Trust
8.000% due 05/25/2032 (k)		1,283	1,140
Residential Asset Securitization Trust
6.000% due 05/25/2036		1,793	1,601
6.000% due 02/25/2037 ^		329	251
6.000% due 03/25/2037 ^		4,132	2,907
6.250% due 10/25/2036 ^		203	170
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^		1,734	1,557
Sequoia Mortgage Trust
1.056% due 02/20/2034		1,009	950
1.970% due 09/20/2032		1,091	1,051
5.357% due 06/20/2037 ^(k)		21,475	19,555
Structured Adjustable Rate Mortgage Loan Trust
2.753% due 04/25/2036 ^		1,431	1,306
Structured Asset Mortgage Investments Trust
0.632% due 05/25/2046		50	40
1.594% due 02/25/2036 ^		14,427	12,311
Structured Asset Securities Corp. Trust
5.500% due 10/25/2035 ^		4,323	3,343
Suntrust Adjustable Rate Mortgage Loan Trust
6.005% due 02/25/2037 ^		9,636	8,088
Theatre Hospitals PLC
3.579% due 10/15/2031 (k)	GBP	41,189	57,174
WaMu Mortgage Pass-Through Certificates Trust
2.149% due 07/25/2046		$461	416
2.378% due 08/25/2036 ^		4,050	3,533
Washington Mutual Mortgage Pass-Through Certificates Trust
0.662% due 01/25/2047 ^		3,280	2,469
1.227% due 06/25/2046		12,352	6,935
4.530% due 09/25/2036 ^		4,872	2,659
5.750% due 11/25/2035 ^		2,779	2,516
5.967% due 05/25/2036 ^(k)		11,354	8,702
Wells Fargo Mortgage Loan Trust
2.835% due 03/27/2037		8,445	6,075

Total Non-Agency Mortgage-Backed Securities (Cost $1,222,845)			1,236,029

ASSET-BACKED SECURITIES 77.4%
Aames Mortgage Investment Trust
1.412% due 07/25/2035 (k)		19,113	15,603
Accredited Mortgage Loan Trust
0.682% due 09/25/2036 (k)		2,200	1,880
1.022% due 07/25/2035		5,453	4,421
ACE Securities Corp. Home Equity Loan Trust
0.532% due 12/25/2036		22,825	9,236
0.722% due 02/25/2036		5,618	5,064
1.042% due 02/25/2036 ^		8,102	6,712
1.397% due 07/25/2035		2,900	2,457
1.517% due 07/25/2035 ^		17,938	9,257
1.922% due 11/25/2034		1,591	1,388
Aegis Asset-Backed Securities Trust
0.852% due 12/25/2035 (k)		18,200	13,201
0.902% due 06/25/2035		12,094	8,889
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		2,514	2,518
Ameriquest Mortgage Securities Trust
0.762% due 04/25/2036 (k)		30,500	25,409
0.812% due 03/25/2036 (k)		20,042	17,636

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.872% due 01/25/2036 (k)	$22,225	$17,765
1.032% due 09/25/2035 (k)	7,000	4,716
1.122% due 04/25/2035 (k)	21,004	17,593
1.202% due 05/25/2034	2,868	2,657
1.487% due 11/25/2034 (k)	5,526	4,538
2.372% due 09/25/2032	1,148	937
4.773% due 05/25/2034 ^	2,745	2,343
Amortizing Residential Collateral Trust
1.547% due 08/25/2032	1,018	947
Argent Securities Trust
0.512% due 07/25/2036	1,500	609
0.522% due 06/25/2036	875	318
0.542% due 04/25/2036	1,357	526
0.572% due 06/25/2036	1,236	452
0.572% due 09/25/2036	10,384	4,085
0.612% due 03/25/2036	14,804	7,298
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.652% due 01/25/2036	4,048	3,103
0.742% due 01/25/2036 (k)	20,878	16,172
0.802% due 02/25/2036 (k)	43,570	29,756
1.697% due 11/25/2034	9,031	6,771
Asset-Backed Funding Certificates Trust
0.972% due 07/25/2035	7,400	5,940
1.472% due 03/25/2034	1,591	1,282
Asset-Backed Securities Corp. Home Equity Loan Trust
3.331% due 08/15/2033	896	822
Bear Stearns Asset-Backed Securities Trust
1.622% due 07/25/2035 (k)	39,756	31,600
1.922% due 10/27/2032	708	650
2.297% due 12/25/2034 (k)	18,650	14,156
3.344% due 10/25/2036	893	781
6.000% due 12/25/2035 ^	1,066	923
Carrington Mortgage Loan Trust
0.502% due 10/25/2036	1,390	810
0.682% due 02/25/2037	8,300	5,965
0.842% due 02/25/2037	13,201	8,614
1.472% due 05/25/2035 (k)	4,400	3,345
Centex Home Equity Loan Trust
0.902% due 10/25/2035	9,213	8,211
CIFC Funding Ltd.
0.010% due 05/24/2026	3,390	2,232
Citigroup Mortgage Loan Trust, Inc.
0.562% due 01/25/2037 (k)	42,047	31,686
0.582% due 09/25/2036 (k)	28,324	20,886
0.622% due 05/25/2037 (k)	1,056	767
0.642% due 12/25/2036	6,316	3,659
0.822% due 03/25/2037 (k)	39,086	31,464
0.832% due 10/25/2035 (k)	8,200	7,592
6.351% due 05/25/2036 ^	3,904	2,573
Countrywide Asset-Backed Certificates
0.552% due 12/25/2036 ^(k)	44,653	40,276
0.562% due 06/25/2035 (k)	99,525	76,891
0.562% due 01/25/2037	31,079	29,267
0.562% due 06/25/2037 (k)	36,114	27,573
0.562% due 07/25/2037 ^(k)	21,474	18,732
0.562% due 06/25/2047 ^(k)	66,960	51,922
0.572% due 04/25/2047	3,776	3,254
0.572% due 06/25/2047 ^(k)	37,066	33,293
0.582% due 05/25/2036 (k)	18,728	19,167
0.582% due 03/25/2037 (k)	20,024	18,729
0.592% due 03/25/2037 (k)	13,054	13,533
0.592% due 05/25/2037 (k)	4,708	4,393
0.622% due 06/25/2037 ^(k)	27,899	25,208
0.642% due 05/25/2037	25,000	15,354
0.642% due 08/25/2037	26,000	16,113

66	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.642% due 05/25/2047	$17,951	$12,204
0.642% due 06/25/2047 ^	18,428	10,435
0.652% due 04/25/2047	32,084	16,586
0.652% due 10/25/2047 (k)	47,292	42,000
0.662% due 03/25/2036 (k)	54,961	49,933
0.702% due 01/25/2045	7,700	6,288
0.712% due 10/25/2047	59,229	35,819
0.862% due 04/25/2036 (k)	10,000	8,225
0.872% due 03/25/2047 ^	2,503	1,864
1.172% due 03/25/2034 (k)	993	955
1.922% due 02/25/2035	4,300	3,769
5.049% due 10/25/2046 ^(k)	1,128	1,073
5.397% due 10/25/2032 ^(k)	22,521	19,629
Countrywide Asset-Backed Certificates Trust
0.572% due 03/25/2047 (k)	26,364	23,538
0.582% due 03/25/2037 (k)	24,815	23,005
0.882% due 05/25/2036	7,400	6,445
1.052% due 08/25/2035	7,400	6,720
1.062% due 10/25/2035 (k)	7,200	6,292
1.072% due 07/25/2035 (k)	4,500	4,113
1.152% due 07/25/2035	6,900	5,913
1.222% due 08/25/2047 (k)	34,100	29,343
1.322% due 04/25/2035 (k)	10,753	9,421
1.322% due 04/25/2035	3,400	2,809
2.147% due 11/25/2034 (k)	16,304	13,900
Credit-Based Asset Servicing and Securitization LLC
1.052% due 07/25/2035 (k)	3,000	2,089
Encore Credit Receivables Trust
1.112% due 07/25/2035	486	400
Fieldstone Mortgage Investment Trust
0.592% due 07/25/2036	7,940	4,671
First Franklin Mortgage Loan Trust
0.662% due 04/25/2036	6,825	4,427
0.872% due 11/25/2036 (k)	27,273	23,330
1.322% due 01/25/2035	2,960	2,685
Fremont Home Loan Trust
0.572% due 01/25/2037	4,433	2,316
0.662% due 02/25/2037	1,824	1,050
0.912% due 07/25/2035	2,800	2,491
Gramercy Real Estate CDO Ltd.
0.880% due 07/25/2041	1,150	1,067
GSAA Trust
5.058% due 05/25/2035	5,158	4,877
GSAMP Trust
0.482% due 01/25/2037	4,803	2,890
0.512% due 01/25/2037	1,433	866
0.582% due 05/25/2046 (k)	1,173	1,060
0.622% due 11/25/2036	5,745	3,267
0.672% due 12/25/2036	6,008	3,438
0.692% due 04/25/2036 (k)	26,000	16,028
2.072% due 10/25/2034	906	848
2.972% due 10/25/2033	917	862
Hillcrest CDO Ltd.
0.827% due 12/10/2039	40,792	21,212
Home Equity Asset Trust
1.517% due 05/25/2035	3,800	3,345
1.622% due 07/25/2035	4,000	3,186
Home Equity Loan Trust
0.762% due 04/25/2037	8,000	4,549
HSI Asset Securitization Corp. Trust
0.532% due 12/25/2036	20,985	8,942
0.582% due 10/25/2036	11,981	6,385
0.592% due 12/25/2036	18,212	7,791
0.612% due 01/25/2037 (k)	49,500	30,078
0.812% due 11/25/2035	5,830	4,139
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.582% due 11/25/2036	7,520	4,943

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.662% due 04/25/2037	$4,942	$3,054
0.862% due 03/25/2036	1,504	1,040
IXIS Real Estate Capital Trust
1.052% due 02/25/2036	11,040	9,799
1.397% due 09/25/2035 ^	5,457	3,446
JPMorgan Mortgage Acquisition Corp.
0.812% due 05/25/2035 (k)	5,000	4,073
JPMorgan Mortgage Acquisition Trust
0.572% due 07/25/2036	2,482	1,304
0.582% due 07/25/2036 ^	1,636	771
0.662% due 08/25/2036	2,947	2,419
0.672% due 07/25/2036 (k)	18,262	15,478
5.059% due 11/25/2036	2,000	2,024
5.462% due 10/25/2036 ^	5,289	4,087
5.888% due 10/25/2036 ^(k)	17,632	13,618
Lehman XS Trust
5.101% due 05/25/2037 ^(k)	17,850	13,838
Long Beach Mortgage Loan Trust
0.852% due 11/25/2035 (k)	20,000	17,293
1.072% due 09/25/2034	1,216	1,011
1.397% due 04/25/2035	32,000	27,262
MASTR Asset-Backed Securities Trust
0.592% due 06/25/2036	7,441	6,019
0.592% due 10/25/2036	4,643	4,023
0.602% due 02/25/2036	10,752	5,965
0.662% due 06/25/2036	4,558	2,510
0.712% due 12/25/2035	8,713	7,810
0.782% due 12/25/2035	11,886	5,779
Merrill Lynch Mortgage Investors Trust
0.612% due 04/25/2047	762	437
Morgan Stanley ABS Capital, Inc. Trust
0.482% due 09/25/2036	4,557	2,072
0.492% due 10/25/2036	5	3
0.562% due 10/25/2036	11,938	6,674
0.572% due 06/25/2036 (k)	9,288	6,157
0.572% due 09/25/2036	9,155	4,245
0.572% due 11/25/2036	23,623	14,174
0.642% due 10/25/2036	5,753	3,256
0.692% due 03/25/2036	30,000	24,385
1.067% due 09/25/2035	6,500	5,742
1.097% due 09/25/2035	17,232	12,787
2.372% due 05/25/2034	2,891	2,553
Morgan Stanley Capital, Inc. Trust
0.712% due 01/25/2036 (k)	25,185	22,869
New Century Home Equity Loan Trust
3.422% due 01/25/2033 ^	782	694
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.752% due 10/25/2036 ^	5,708	2,383
Option One Mortgage Loan Trust
0.562% due 01/25/2037 (k)	13,926	8,062
0.642% due 01/25/2037	2,840	1,664
0.672% due 03/25/2037	841	493
0.752% due 04/25/2037	3,465	2,138
Option One Mortgage Loan Trust Asset-Backed Certificates
0.882% due 11/25/2035 (k)	13,200	9,876
Park Place Securities, Inc.
1.052% due 09/25/2035	9,600	5,909
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.912% due 08/25/2035	8,350	6,846
0.912% due 09/25/2035 (k)	10,713	8,656
0.972% due 07/25/2035 (k)	30,950	23,998
1.457% due 03/25/2035 ^	7,500	5,650
1.547% due 10/25/2034	10,000	8,393
1.667% due 01/25/2036 (k)	4,427	4,007

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.742% due 01/25/2036 ^	$10,978	$8,143
2.222% due 12/25/2034	9,329	7,909
Popular ABS Mortgage Pass-Through Trust
0.812% due 02/25/2036	7,000	5,886
1.112% due 06/25/2035	626	500
1.572% due 06/25/2035	683	505
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	3,277	1,768
Residential Asset Mortgage Products Trust
0.742% due 01/25/2036	14,303	11,130
0.802% due 01/25/2036	4,360	3,412
0.902% due 09/25/2035	6,494	5,879
0.971% due 04/25/2034	5,606	5,167
1.091% due 04/25/2034	6,252	5,943
1.142% due 02/25/2035	250	226
1.796% due 04/25/2034 ^	1,692	891
2.201% due 04/25/2034 ^	2,139	982
Residential Asset Securities Corp. Trust
0.552% due 11/25/2036 (k)	15,429	12,856
0.652% due 06/25/2036 (k)	41,332	31,529
0.662% due 09/25/2036 (k)	16,782	14,988
0.682% due 07/25/2036 (k)	17,800	14,154
0.702% due 04/25/2036	5,270	4,539
0.752% due 04/25/2036 (k)	17,500	14,096
0.762% due 05/25/2037 (k)	9,275	6,797
0.832% due 01/25/2036	3,200	2,858
1.547% due 02/25/2035	1,900	1,581
Saxon Asset Securities Trust
2.172% due 12/25/2037 (k)	57,760	51,727
Securitized Asset-Backed Receivables LLC Trust
0.562% due 07/25/2036 (k)	31,003	23,648
0.582% due 07/25/2036	3,363	1,668
0.672% due 05/25/2036 (k)	22,126	12,765
0.692% due 03/25/2036 (k)	11,167	9,073
0.872% due 10/25/2035 (k)	13,000	10,029
1.082% due 08/25/2035	5,900	3,731
Soundview Home Loan Trust
0.572% due 06/25/2037 (k)	4,358	2,669
0.582% due 11/25/2036 (k)	15,462	13,239
0.602% due 02/25/2037	9,137	3,918
0.682% due 02/25/2037	4,191	1,818
0.702% due 05/25/2036 (k)	14,465	11,614
0.772% due 03/25/2036	7,933	6,330
1.372% due 10/25/2037	9,947	6,932
1.522% due 09/25/2037	2,642	1,875
Specialty Underwriting & Residential Finance Trust
0.772% due 03/25/2037	762	412
1.397% due 12/25/2035	6,082	5,458
2.222% due 05/25/2035	2,828	2,592
3.979% due 02/25/2037 ^	4,018	2,077
Structured Asset Securities Corp. Mortgage Loan Trust
0.672% due 09/25/2036 (k)	27,300	22,080
Taberna Preferred Funding Ltd.
0.684% due 02/05/2037	53,765	46,238
0.714% due 08/05/2036 ^	24,888	18,168
0.714% due 08/05/2036	6,187	4,517
Trapeza CDO LLC
1.306% due 01/20/2034	28,975	23,615
Trapeza CDO Ltd.
1.293% due 07/15/2034	35,000	27,825
Wachovia Mortgage Loan Trust
1.112% due 10/25/2035	8,000	6,120
Wells Fargo Home Equity Asset-Backed Securities Trust
0.752% due 05/25/2036	5,000	4,049

Total Asset-Backed Securities (Cost $2,138,852)		2,168,103

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	67

Consolidated Schedule of Investments PIMCO Dynamic Credit Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.7%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	1,425	$1,446
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050	BRL	141,046	30,275
10.000% due 01/01/2021		20,418	4,121
10.000% due 01/01/2025		12,285	2,222
Costa Rica Government International Bond
7.000% due 04/04/2044 (k)		$3,513	2,942
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	347,000	2,598
4.500% due 07/03/2017		310,000	2,373
4.750% due 04/17/2019	EUR	1,900	1,900

Total Sovereign Issues (Cost $80,414)			47,877

		SHARES
COMMON STOCKS 0.1%

ENERGY 0.0%
OGX Petroleo e Gas S.A. ADR (d)		858,035	0

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.1%
TIG FinCo PLC (i)	2,651,536	$2,736

Total Common Stocks (Cost $3,931)		2,736

SHORT-TERM INSTRUMENTS 3.8%

REPURCHASE AGREEMENTS (j) 1.7%
		49,000

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.200% due 01/27/2016	$1,200	1,200
0.330% due 02/26/2016	1,900	1,899

		3,099

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 2.0%
0.314% due 01/07/2016 - 06/30/2016 (e)(k)(o)	$56,472	$56,424

Total Short-Term Instruments (Cost $108,515)		108,523

Total Investments in Securities (Cost $5,161,818)		4,880,995

Total Investments 174.2% (Cost $5,161,818)		$4,880,995

Financial Derivative Instruments (l)(n) (0.4%) (Cost or Premiums, net $1,590)		(10,606)

Other Assets and Liabilities, net (73.8%)		(2,068,769)

Net Assets 100.0%		$2,801,620

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Payment in-kind bond security.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon bond.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC 8.500% due 08/08/2019	08/07/2014	$39,112	$33,287	1.19%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	23,200	23,846	0.85%
TIG FinCo PLC	04/02/2015	3,931	2,736	0.10%

		$66,243	$59,869	2.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.600%	12/31/2015	01/04/2016	$19,500	U.S. Treasury Notes 1.375% due 02/29/2020	$(19,979)	$19,500	$19,501
DEU	0.350	12/31/2015	01/04/2016	11,200	U.S. Treasury Bonds 2.875% due 05/15/2043	(11,443)	11,200	11,201
RDR	0.540	12/31/2015	01/04/2016	18,300	U.S. Treasury Notes 2.125% due 12/31/2022	(18,689)	18,300	18,301

Total Repurchase Agreements						$(50,111)	$49,000	$49,003

(1)	Includes accrued interest.

68	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(2.000%)	12/29/2015	TBD	(2)	$	(1,135)	$(1,135)
	(1.000)	12/03/2015	TBD	(2)		(1,612)	(1,611)
	(0.200)	11/24/2015	TBD	(2)		(4,926)	(4,925)
	0.000	11/24/2015	TBD	(2)		(25,272)	(25,272)
	0.900	12/02/2015	TBD	(2)		(12,960)	(12,971)
	1.112	11/18/2015	02/17/2016			(3,696)	(3,701)
	1.150	12/07/2015	03/07/2016			(4,027)	(4,031)
	1.252	12/14/2015	03/14/2016			(300)	(300)
	1.450	12/03/2015	03/03/2016			(2,843)	(2,847)
	1.550	11/30/2015	03/01/2016			(5,097)	(5,105)
	1.650	12/16/2015	02/16/2016			(7,817)	(7,824)
	1.817	10/21/2015	01/21/2016			(58,127)	(58,345)
	1.823	10/27/2015	01/27/2016			(23,864)	(23,947)
	1.834	11/04/2015	02/04/2016			(43,069)	(43,203)
	1.900	06/30/2015	04/04/2016			(11,970)	(12,089)
	1.900	07/07/2015	04/04/2016			(15,088)	(15,234)
	1.962	12/08/2015	03/08/2016			(10,072)	(10,087)
	1.992	12/11/2015	03/11/2016			(5,984)	(5,992)
	2.129	09/25/2015	03/25/2016			(6,263)	(6,300)
	2.134	10/01/2015	04/01/2016			(6,342)	(6,378)
	2.167	10/16/2015	10/17/2016			(20,519)	(20,618)
	2.169	09/22/2015	09/22/2016			(4,838)	(4,842)
	2.212	05/14/2015	11/14/2016			(20,027)	(20,088)
	2.444	03/23/2015	09/26/2016			(2,600)	(2,616)
	2.444	03/25/2015	09/26/2016			(13,291)	(13,300)
BOS	0.010	12/31/2015	01/04/2016			(19,950)	(19,950)
BPG	0.940	07/17/2015	01/19/2016			(8,359)	(8,396)
	1.030	10/27/2015	01/27/2016			(5,546)	(5,557)
	1.050	12/01/2015	01/13/2016			(1,516)	(1,517)
	1.050	12/09/2015	01/13/2016			(7,188)	(7,193)
	1.080	11/10/2015	02/10/2016			(4,839)	(4,847)
	1.823	10/27/2015	01/27/2016			(9,401)	(9,434)
	1.826	03/23/2015	03/22/2016			(53,250)	(53,282)
	1.870	08/17/2015	02/17/2016			(10,226)	(10,300)
	2.349	08/20/2015	08/19/2016			(19,883)	(20,061)
	2.349	08/21/2015	08/19/2016			(12,363)	(12,473)
	2.434	11/12/2015	11/14/2016			(19,906)	(19,977)
	2.466	11/30/2015	11/30/2016			(9,013)	(9,035)
	2.545	12/10/2015	12/09/2016			(4,479)	(4,487)
	2.552	12/11/2015	12/09/2016			(13,588)	(13,611)
BPS	0.420	10/23/2015	01/25/2016		EUR	(5,085)	(5,531)
	0.500	11/09/2015	01/29/2016			(16,564)	(18,015)
	1.000	11/09/2015	01/29/2016		GBP	(2,638)	(3,895)
BRC	(1.000)	11/30/2015	TBD	(2)		(548)	(807)
	1.150	12/03/2015	03/03/2016		$	(6,426)	(6,433)
	1.450	12/03/2015	03/03/2016			(37,401)	(37,449)
	1.450	12/07/2015	03/07/2016			(12,187)	(12,201)
	1.450	12/10/2015	02/10/2016			(639)	(640)
	1.550	12/03/2015	03/03/2016		$	(3,320)	(3,325)
	1.650	12/11/2015	02/10/2016			(1,736)	(1,738)
	1.650	12/14/2015	02/16/2016			(1,651)	(1,653)
CFR	1.050	11/25/2015	02/23/2016		EUR	(837)	(911)
	1.350	10/26/2015	01/26/2016		GBP	(13,250)	(19,585)
DBL	1.150	10/27/2015	01/27/2016			(6,840)	(10,106)
	1.650	12/14/2015	03/14/2016			(2,976)	(4,391)
DEU	1.000	10/13/2015	01/13/2016		$	(2,444)	(2,450)
	1.000	10/21/2015	01/21/2016			(7,417)	(7,432)
	1.000	12/14/2015	01/13/2016			(926)	(926)
	1.100	11/24/2015	02/23/2016			(5,925)	(5,932)
	1.100	12/04/2015	03/04/2016			(6,528)	(6,534)
	1.150	12/04/2015	03/04/2016			(5,305)	(5,310)
GLM	1.941	11/06/2015	02/08/2016			(8,873)	(8,901)
GSC	1.719	12/07/2015	01/07/2016			(49,579)	(49,645)
	1.787	12/09/2015	01/11/2016			(39,536)	(39,587)
JML	1.250	11/19/2015	01/19/2016			(7,174)	(7,185)
	1.250	11/23/2015	01/22/2016			(5,165)	(5,172)
	1.250	12/02/2015	01/06/2016			(21,776)	(21,801)
	1.250	12/16/2015	01/19/2016			(12,555)	(12,566)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	69

Consolidated Schedule of Investments PIMCO Dynamic Credit Income Fund (Cont.)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
	1.250%	12/31/2015	01/06/2016	$	(649)	$(649)
	1.350	01/06/2016	02/08/2016		(21,473)	(21,473)
RBC	0.930	11/20/2015	02/22/2016		(9,609)	(9,620)
	1.400	10/16/2015	01/18/2016	GBP	(4,021)	(5,947)
RCE	1.750	12/18/2015	03/18/2016		(6,504)	(9,595)
RDR	0.630	12/24/2015	01/14/2016	$	(10,830)	(10,832)
	0.900	07/14/2015	01/14/2016		(2,587)	(2,598)
	0.920	12/17/2015	03/09/2016		(502)	(502)
	0.940	08/04/2015	02/04/2016		(5,506)	(5,528)
	0.980	08/20/2015	02/22/2016		(505)	(507)
	1.150	09/28/2015	03/28/2016		(1,364)	(1,368)
	1.400	12/04/2015	06/06/2016		(2,411)	(2,414)
	1.540	09/08/2015	03/08/2016		(8,485)	(8,528)
	1.580	10/07/2015	04/07/2016		(11,323)	(11,367)
	1.698	06/30/2015	04/11/2016		(33,689)	(33,988)
	1.790	12/08/2015	06/08/2016		(5,362)	(5,369)
RTA	0.895	07/02/2015	01/04/2016		(10,807)	(10,857)
	0.940	08/03/2015	02/03/2016		(9,243)	(9,280)
	0.940	08/04/2015	02/04/2016		(7,668)	(7,699)
	0.980	08/20/2015	02/22/2016		(14,195)	(14,248)
	0.985	10/02/2015	04/01/2016		(8,408)	(8,430)
	1.005	09/23/2015	03/23/2016		(3,729)	(3,740)
	1.011	11/06/2015	05/06/2016		(1,546)	(1,549)
	1.053	11/19/2015	05/19/2016		(23,722)	(23,754)
	1.377	01/04/2016	07/05/2016		(8,051)	(8,051)
	1.616	03/24/2015	03/24/2016		(27,934)	(28,293)
	1.616	03/25/2015	03/25/2016		(28,108)	(28,468)
	1.619	04/13/2015	04/13/2016		(10,728)	(10,856)
	1.622	03/23/2015	03/23/2016		(22,785)	(23,080)
	1.623	04/02/2015	04/04/2016		(32,387)	(32,791)
	1.624	04/01/2015	04/01/2016		(9,899)	(10,023)
	1.631	05/26/2015	04/25/2016		(47,616)	(48,097)
	1.640	03/20/2015	03/21/2016		(7,356)	(7,453)
	1.640	08/21/2015	03/21/2016		(9,637)	(9,697)
	1.660	05/14/2015	05/16/2016		(14,117)	(14,270)
	1.670	06/05/2015	06/03/2016		(20,970)	(21,177)
	1.678	06/01/2015	05/31/2016		(8,343)	(8,427)
	1.698	07/20/2015	07/19/2016		(2,597)	(2,618)
	1.716	06/16/2015	06/15/2016		(11,605)	(11,717)
	1.717	06/17/2015	06/16/2016		(22,791)	(23,009)
	1.725	06/17/2015	06/16/2016		(24,457)	(24,692)
	1.732	07/27/2015	07/26/2016		(10,626)	(10,708)
	1.734	08/06/2015	08/05/2016		(7,510)	(7,565)
	1.751	10/22/2015	10/21/2016		(36,930)	(37,063)
	1.757	08/06/2015	08/05/2016		(14,005)	(14,108)
	1.759	10/26/2015	10/25/2016		(30,462)	(30,566)
	1.857	11/19/2015	11/18/2016		(12,478)	(12,508)
	1.861	11/18/2015	11/17/2016		(14,412)	(14,447)
	1.872	11/23/2015	11/22/2016		(19,863)	(19,906)
	2.103	01/04/2016	01/03/2017		(13,468)	(13,468)
RYL	0.700	10/16/2015	01/18/2016	EUR	(5,938)	(6,464)
	1.000	11/12/2015	02/12/2016	GBP	(7,378)	(10,892)
SOG	0.700	11/18/2015	02/18/2016	EUR	(941)	(1,024)
	0.820	10/23/2015	01/25/2016	$	(8,460)	(8,474)
	0.820	11/06/2015	01/29/2016		(3,464)	(3,469)
	0.820	12/22/2015	01/20/2016		(5,350)	(5,352)
	0.840	10/13/2015	01/13/2016		(25,261)	(25,310)
	0.840	10/14/2015	01/14/2016		(2,889)	(2,894)
	0.840	10/16/2015	01/19/2016		(2,506)	(2,511)
	0.840	10/19/2015	01/19/2016		(6,251)	(6,262)
	0.840	10/20/2015	01/20/2016		(12,769)	(12,792)
	0.840	10/29/2015	01/29/2016		(3,015)	(3,020)
	0.880	11/12/2015	02/12/2016		(2,463)	(2,466)
	0.950	11/23/2015	02/23/2016		(8,378)	(8,387)
	0.990	11/24/2015	02/24/2016		(13,263)	(13,278)
	1.000	11/30/2015	03/01/2016		(1,946)	(1,948)
	1.030	11/30/2015	03/01/2016		(2,277)	(2,279)
	1.060	10/16/2015	04/15/2016		(4,950)	(4,962)
	1.100	10/16/2015	04/15/2016		(1,268)	(1,271)
	1.150	12/10/2015	03/10/2016		(6,484)	(6,489)
	1.150	12/14/2015	02/16/2016		(838)	(839)

70	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
	1.918%	10/07/2015	04/07/2016	$	(8,846)	$(8,888)
	2.038	06/12/2015	06/10/2016		(8,390)	(8,390)
	2.044	07/28/2015	07/28/2016		(23,258)	(23,348)
	2.045	07/27/2015	07/26/2016		(22,232)	(22,319)
	2.077	12/08/2015	06/08/2016		(32,221)	(32,271)
	2.102	12/14/2015	06/14/2016		(48,976)	(49,036)
UBS	0.880	10/27/2015	01/18/2016	GBP	(3,729)	(5,506)
	0.880	11/06/2015	02/08/2016		(10,741)	(15,857)
	0.900	10/14/2015	01/14/2016	$	(1,394)	(1,396)
	0.900	11/09/2015	02/09/2016	GBP	(2,915)	(4,303)
	0.900	11/25/2015	01/14/2016	$	(12,884)	(12,897)
	0.900	12/08/2015	01/08/2016	GBP	(5,469)	(8,067)
	0.950	10/14/2015	01/14/2016	$	(2,858)	(2,864)
	0.950	10/15/2015	01/15/2016		(15,881)	(15,915)
	0.950	10/16/2015	01/18/2016	GBP	(3,140)	(4,639)
	0.950	10/23/2015	01/25/2016		(1,281)	(1,893)
	0.950	10/26/2015	01/26/2016		(9,197)	(13,584)
	0.950	11/12/2015	02/12/2016	$	(2,457)	(2,460)
	0.950	11/13/2015	02/16/2016		(5,386)	(5,393)
	0.950	11/17/2015	02/17/2016		(1,860)	(1,862)
	1.000	07/28/2015	01/28/2016		(29,780)	(29,912)
	1.000	10/16/2015	01/19/2016		(9,029)	(9,049)
	1.000	10/20/2015	01/20/2016		(3,296)	(3,303)
	1.000	11/10/2015	02/10/2016		(3,807)	(3,813)
	1.000	11/12/2015	02/12/2016		(537)	(538)
	1.000	11/17/2015	02/17/2016		(7,239)	(7,249)
	1.050	10/23/2015	01/25/2016		(3,207)	(3,214)
	1.050	11/30/2015	03/01/2016		(9,156)	(9,165)
	1.050	12/14/2015	01/28/2016		(2,334)	(2,335)
	1.100	11/04/2015	02/04/2016		(432)	(432)
	1.100	11/09/2015	05/09/2016		(10,365)	(10,383)
	1.100	11/10/2015	02/10/2016		(685)	(686)
	1.150	08/28/2015	02/29/2016		(8,647)	(8,683)
	1.170	11/24/2015	05/09/2016		(10,442)	(10,456)
	1.481	10/02/2015	01/05/2016	GBP	(25,167)	(37,247)
	1.530	12/11/2015	02/18/2016		(40,002)	(59,031)
	1.676	10/01/2015	01/04/2016	$	(18,869)	(18,952)
	1.690	03/24/2015	01/04/2016		(21,572)	(21,862)
	1.734	11/04/2015	02/04/2016		(21,261)	(21,323)
	1.737	11/06/2015	02/08/2016		(9,400)	(9,427)

Total Reverse Repurchase Agreements						$(2,134,233)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(2,101,111) at a weighted average interest rate of 1.346%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of December 31, 2015:

(k)	Securities with an aggregate market value of $2,690,656 and cash of $21,559 have been pledged as collateral under the terms of the following master agreements as of December 31, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(312,761)	$0	$(312,761)	$430,158	$117,397
BOS	19,501	(19,950)	0	(449)	(26)	(475)
BPG	0	(180,170)	0	(180,170)	238,807	58,637
BPS	0	(27,441)	0	(27,441)	41,577	14,136
BRC	0	(64,246)	0	(64,246)	84,100	19,854
CFR	0	(20,496)	0	(20,496)	24,337	3,841
DBL	0	(14,497)	0	(14,497)	17,481	2,984
DEU	11,201	(28,584)	0	(17,383)	22,374	4,991
GLM	0	(8,901)	0	(8,901)	12,522	3,621
GSC	0	(89,232)	0	(89,232)	117,966	28,734
JML	0	(68,846)	0	(68,846)	58,255	(10,591)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	71

Consolidated Schedule of Investments PIMCO Dynamic Credit Income Fund (Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
RBC	$0	$(15,567)	$0	$(15,567)	$17,057	$1,490
RCE	0	(9,595)	0	(9,595)	18,873	9,278
RDR	18,301	(83,001)	0	(64,700)	82,628	17,928
RTA	0	(552,615)	0	(552,615)	716,917	164,302
RYL	0	(17,356)	0	(17,356)	18,060	704
SOG	0	(257,279)	0	(257,279)	330,103	72,824
UBS	0	(363,696)	0	(363,696)	441,061	77,365

Total Borrowings and Other Financing Transactions	$49,003	$(2,134,233)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Asset-Backed Securities	$0	$(197,826)	$(167,315)	$(547,803)	$(912,944)
Corporate Bonds & Notes	0	(356,737)	(267,875)	(107,524)	(732,136)
Non-Agency Mortgage-Backed Securities	0	(61,194)	(175,645)	(176,531)	(413,370)
Sovereign Issues	0	0	(2,460)	0	(2,460)
U.S. Government Agencies	0	(2,598)	(5,369)	(2,414)	(10,381)
U.S. Treasury Obligations	0	(19,950)	0	0	(19,950)

Total Borrowings	$0	$(638,305)	$(618,664)	$(834,272)	$(2,091,241)

Gross amount of recognized liabilities for reverse repurchase agreements (5)					$(2,091,241)

(5)	Unsettled reverse repurchase agreements liability of $(42,992) is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$76,527	$3,012	$(2,723)	$75	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	59,500	831	3	100	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	7,000	41	9	1	0

				$3,884	$(2,711)	$176	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	102,200	$9,803	$5,056	$123	$0
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		46,900	(7,383)	(5,711)	0	(189)
Pay	3-Month USD-LIBOR	2.000	03/20/2023	$	171,000	863	1,533	445	0
Pay	3-Month USD-LIBOR	2.750	06/17/2025		624,940	31,912	(8,078)	2,222	0
Pay	3-Month USD-LIBOR	2.500	12/16/2025		137,100	3,746	2,756	499	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		401,600	(8,258)	(27,823)	0	(3,398)

72	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	6-Month AUD-BBR-BBSW	3.631%	03/06/2019	AUD	150,000	$4,669	$4,669	$0	$(83)
Pay	6-Month AUD-BBR-BBSW	3.635	03/06/2019		175,000	5,464	5,464	0	(97)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		41,800	1,185	149	0	(304)

						$42,001	$(21,985)	$3,289	$(4,071)

Total Swap Agreements						$45,885	$(24,696)	$3,465	$(4,071)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2015:

(m)	Securities with an aggregate market value of $9,713 and cash of $24,483 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$3,465	$3,465	$0	$0	$(4,071)	$(4,071)

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	01/2016	$		5,053		AUD	7,046	$81	$0
	02/2016		AUD	7,046	$		5,046	0	(81)

BOA	01/2016	$		1,540		GBP	1,021	0	(35)
	02/2016			4,296		EUR	3,969	21	0

BPS	01/2016		BRL	63,793	$		16,337	212	0
	01/2016	$		16,887		BRL	63,793	0	(762)

BRC	03/2016		MXN	6,828	$		395	1	0

CBK	01/2016		BRL	22,399			5,736	75	0
	01/2016	$		5,904		BRL	22,399	0	(243)
	01/2016			39,592		GBP	26,177	0	(1,001)
	02/2016		EUR	26,558	$		28,881	48	(55)
	02/2016	$		11,728		EUR	10,850	85	(11)

DUB	01/2016		BRL	317,430	$		83,938	3,703	0
	01/2016		GBP	83,936			126,534	2,796	0
	01/2016	$		81,168		BRL	317,430	0	(933)
	02/2016		BRL	138,628	$		35,033	337	0
	02/2016	$		3,286		BRL	12,931	0	(50)

GLM	01/2016		GBP	2,367	$		3,578	89	0
	01/2016		JPY	658,822			5,394	0	(88)
	02/2016		EUR	5,565			6,058	4	0

HUS	01/2016		BRL	27,002			6,915	90	0
	01/2016	$		7,074		BRL	27,002	0	(249)

JPM	01/2016		BRL	39,799	$		10,192	133	0
	01/2016		GBP	2,375			3,581	80	0
	01/2016	$		10,325		BRL	39,798	0	(266)
	01/2016			11,201		GBP	7,490	0	(159)
	02/2016		EUR	98,943	$		106,310	0	(1,314)
	02/2016	$		1,277		AUD	1,818	45	0
	02/2016			550		BRL	2,246	12	0
	02/2016			5,699		EUR	5,373	145	0

MSB	01/2016		BRL	25,810	$		6,610	86	0
	01/2016		GBP	73			110	2	0
	01/2016	$		6,625		BRL	25,810	0	(102)
	01/2016			80,039		GBP	54,063	0	(340)
	01/2016			5,441		JPY	658,822	40	0
	02/2016		EUR	150	$		160	0	(3)
	02/2016		GBP	54,063			80,044	339	0

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	73

Consolidated Schedule of Investments PIMCO Dynamic Credit Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	02/2016		JPY	658,822	$		5,444	$0	$(40)
	02/2016	$		438		CAD	606	0	0
	02/2016			50		EUR	46	0	0
	02/2016			579		GBP	393	0	0

NAB	01/2016		AUD	7,046	$		5,069	0	(65)

UAG	01/2016	$		8,231		GBP	5,460	0	(182)
	02/2016			398		JPY	47,775	0	0

Total Forward Foreign Currency Contracts								$8,424	$(5,979)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	06/20/2020	3.727%	$	500	$(75)	$21	$0	$(54)
	Russia Government International Bond	1.000	06/20/2024	3.393		2,300	(223)	(148)	0	(371)
	Russia Government International Bond	1.000	09/20/2024	3.403		1,000	(102)	(63)	0	(165)

BPS	Petrobras International Finance Co.	1.000	03/20/2019	9.896		20,000	(1,735)	(2,945)	0	(4,680)

BRC	Novo Banco S.A.	5.000	12/20/2020	10.771	EUR	2,500	(223)	(262)	0	(485)
	Russia Government International Bond	1.000	06/20/2024	3.393	$	4,900	(574)	(216)	0	(790)
	Russia Government International Bond	1.000	09/20/2024	3.403		1,000	(83)	(82)	0	(165)

CBK	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2019	3.403		15,000	(1,276)	203	0	(1,073)
	Navient Corp.	5.000	09/20/2020	6.546		200	(3)	(8)	0	(11)
	Russia Government International Bond	1.000	06/20/2024	3.393		3,900	(434)	(195)	0	(629)
	Russia Government International Bond	1.000	09/20/2024	3.403		2,600	(226)	(204)	0	(430)

GST	Chesapeake Energy Corp.	5.000	06/20/2019	45.362		100	(6)	(60)	0	(66)
	Chesapeake Energy Corp.	5.000	09/20/2020	44.490		100	(10)	(60)	0	(70)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	3.727		2,100	(318)	90	0	(228)
	Petrobras Global Finance BV	1.000	09/20/2020	10.013		1,120	(163)	(187)	0	(350)
	Petrobras International Finance Co.	1.000	03/20/2019	9.896		15,000	(1,295)	(2,215)	0	(3,510)
	Russia Government International Bond	1.000	03/20/2020	2.862		300	(56)	34	0	(22)
	Russia Government International Bond	1.000	06/20/2020	2.937		200	(27)	11	0	(16)
	Russia Government International Bond	1.000	06/20/2024	3.393		400	(45)	(20)	0	(65)

HUS	Russia Government International Bond	1.000	09/20/2024	3.403		593	(81)	(17)	0	(98)

JPM	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2019	3.403		15,000	(1,295)	222	0	(1,073)
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2020	3.788		6,800	(958)	169	0	(789)
	Russia Government International Bond	1.000	06/20/2024	3.393		700	(64)	(49)	0	(113)

MYC	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2019	3.403		10,000	(876)	160	0	(716)
	Russia Government International Bond	1.000	12/20/2020	3.062		100	(12)	3	0	(9)

							$(10,160)	$(5,818)	$0	$(15,978)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$11,822	$(2,551)	$ 284	$0	$(2,267)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

74	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	1-Year BRL-CDI	15.590%	01/04/2021		BRL	5,500	$0	$(26)	$0	$(26)

CBK	Pay	3-Month USD-LIBOR	2.350	02/18/2021	$		1,280,000	7,131	6,855	13,986	0
	Pay	3-Month USD-LIBOR	2.900	02/18/2026			264,800	1,837	1,790	3,627	0

FBF	Pay	1-Year BRL-CDI	12.230	01/04/2021		BRL	550,000	(278)	(14,879)	0	(15,157)

GLM	Pay	1-Year BRL-CDI	12.230	01/04/2021			250,000	(156)	(6,733)	0	(6,889)
	Pay	3-Month USD-LIBOR	2.900	02/18/2026	$		460,000	3,620	2,704	6,324	0

MYC	Pay	1-Year BRL-CDI	15.590	01/04/2021		BRL	10,070	4	(51)	0	(47)
	Pay	3-Month USD-LIBOR	2.350	02/18/2021	$		366,200	2,143	1,839	3,982	0

								$14,301	$(8,501)	$27,919	$(22,119)

Total Swap Agreements								$1,590	$(14,035)	$27,919	$(40,364)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of December 31, 2015:

(o)	Securities with an aggregate market value of $32,910 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
AZD	$81	$0	$0	$81	$(81)	$0	$0	$(81)	$0	$0	$0
BOA	21	0	0	21	(35)	0	(590)	(625)	(604)	600	(4)
BPS	212	0	0	212	(762)	0	(4,706)	(5,468)	(5,256)	5,168	(88)
BRC	1	0	0	1	0	0	(3,707)	(3,707)	(3,706)	3,424	(282)
CBK	208	0	17,613	17,821	(1,310)	0	(2,143)	(3,453)	14,368	(14,143)	225
DUB	6,836	0	0	6,836	(983)	0	0	(983)	5,853	(9,730)	(3,877)
FBF	0	0	0	0	0	0	(15,157)	(15,157)	(15,157)	14,926	(231)
GLM	93	0	6,324	6,417	(88)	0	(6,889)	(6,977)	(560)	562	2
GST	0	0	0	0	0	0	(4,327)	(4,327)	(4,327)	4,112	(215)
HUS	90	0	0	90	(249)	0	(98)	(347)	(257)	243	(14)
JPM	415	0	0	415	(1,739)	0	(1,975)	(3,714)	(3,299)	3,874	575
MSB	467	0	0	467	(485)	0	0	(485)	(18)	0	(18)
MYC	0	0	3,982	3,982	0	0	(772)	(772)	3,210	(3,350)	(140)
NAB	0	0	0	0	(65)	0	0	(65)	(65)	0	(65)
UAG	0	0	0	0	(182)	0	0	(182)	(182)	0	(182)

Total Over the Counter	$8,424	$0	$27,919	$36,343	$(5,979)	$0	$(40,364)	$(46,343)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$176	$0	$0	$3,289	$3,465

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,424	$0	$8,424
Swap Agreements	0	0	0	0	27,919	27,919

	$0	$0	$0	$8,424	$27,919	$36,343

	$0	$176	$0	$8,424	$31,208	$39,808

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	75

Consolidated Schedule of Investments PIMCO Dynamic Credit Income Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$4,071	$4,071

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,979	$0	$5,979
Swap Agreements	0	18,245	0	0	22,119	40,364

	$0	$18,245	$0	$5,979	$22,119	$46,343

	$0	$18,245	$0	$5,979	$26,190	$50,414

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended December 31, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$684	$0	$0	$17,006	$17,690

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$42,483	$0	$42,483
Purchased Options	0	0	0	0	(6,342)	(6,342)
Swap Agreements	0	183	0	0	(1,455)	(1,272)

	$0	$183	$0	$42,483	$(7,797)	$34,869

	$0	$867	$0	$42,483	$9,209	$52,559

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(839)	$0	$0	$(28,312)	$(29,151)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(14,721)	$0	$(14,721)
Swap Agreements	0	(2,505)	0	0	(9,696)	(12,201)

	$0	$(2,505)	$0	$(14,721)	$(9,696)	$(26,922)

	$0	$(3,344)	$0	$(14,721)	$(38,008)	$(56,073)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$123,597	$18,408	$142,005
Corporate Bonds & Notes
Banking & Finance	0	214,383	206,927	421,310
Industrials	0	444,889	23,281	468,170
Utilities	0	221,688	4,349	226,037
Municipal Bonds & Notes
Illinois	0	2,717	0	2,717
Iowa	0	1,608	0	1,608
New Jersey	0	0	7,226	7,226
West Virginia	0	12,623	0	12,623
U.S. Government Agencies	0	19,849	0	19,849
U.S. Treasury Obligations	0	16,182	0	16,182
Non-Agency Mortgage-Backed Securities	0	1,236,029	0	1,236,029
Asset-Backed Securities	0	2,165,585	2,518	2,168,103
Sovereign Issues	0	47,877	0	47,877
Common Stocks
Financials	0	0	2,736	2,736
Short-Term Instruments
Repurchase Agreements	0	49,000	0	49,000

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Short-Term Notes	$0	$3,099	$0	$3,099
U.S. Treasury Bills	0	56,424	0	56,424

Total Investments	$0	$4,615,550	$265,445	$4,880,995

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,465	0	3,465
Over the counter	0	36,343	0	36,343
	$0	$39,808	$0	$39,808

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,071)	0	(4,071)
Over the counter	0	(46,343)	0	(46,343)
	$0	$(50,414)	$0	$(50,414)

Totals	$0	$4,604,944	$265,445	$4,870,389

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

76	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$12,437	$6,321	$0	$35	$0	$(385)	$0	$0	$18,408	$(384)
Corporate Bonds & Notes
Banking & Finance	211,030	4,820	(1,434)	(44)	(49)	(7,396)	0	0	206,927	(7,499)
Industrials	23,392	0	0	14	0	(125)	0	0	23,281	(125)
Utilities	4,636	0	(183)	0	0	(104)	0	0	4,349	(100)
Municipal Bonds & Notes
New Jersey	6,972	0	(80)	(2)	0	336	0	0	7,226	337
Mortgage-Backed Securities	33,505	568	(29,607)	20	112	(369)	0	(4,229)	0	0
Asset-Backed Securities	2,855	0	(156)	(1)	(1)	(179)	0	0	2,518	(169)
Common Stocks
Financials	2,666	0	0	0	0	70	0	0	2,736	70

Totals	$297,493	$11,709	$(31,460)	$22	$62	$(8,152)	$0	$(4,229)	$265,445	$(7,870)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$2,158	Other Valuation Techniques (2)	—	—
	6,350	Proxy Pricing	Base Price	95.50
	9,900	Third Party Vendor	Broker Quote	99.00
Corporate Bonds & Notes
Banking & Finance	107,064	Reference Instrument	Spread	210.00 bps
	33,287	Reference Instrument	Spread Movement	653.21 bps
	66,576	Proxy Pricing	Base Price	99.87-110.00
Industrials	23,281	Proxy Pricing	Base Price	100.09
Utilities	4,349	Proxy Pricing	Base Price	99.78
Municipal Bonds & Notes
New Jersey	7,226	Proxy Pricing	Base Price	107.50
Asset-Backed Securities	2,518	Proxy Pricing	Base Price	100.50
Common Stocks
Financials	2,736	Other Valuation Techniques (2)	—	—

Total	$265,445

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	77

Consolidated Schedule of Investments PIMCO Dynamic Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 186.7%

BANK LOAN OBLIGATIONS 1.4%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$14,214	$14,189
Hellenic Republic
3.930% due 03/30/2016	EUR	2,000	2,117
OGX
TBD% - 13.000% due 04/10/2049		$646	662

Total Bank Loan Obligations (Cost $16,878)			16,968

CORPORATE BONDS & NOTES 23.9%

BANKING & FINANCE 11.3%
AGFC Capital Trust
6.000% due 01/15/2067 (i)		12,900	9,095
Banco Continental SAECA
8.875% due 10/15/2017 (i)		9,100	9,293
Banco do Brasil S.A.
3.875% due 10/10/2022		3,604	2,757
BNP Paribas S.A.
7.375% due 08/19/2025 (e)(i)		6,000	6,165
Cantor Fitzgerald LP
7.875% due 10/15/2019 (i)		7,240	7,962
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (i)		2,900	2,487
Credit Suisse AG
6.500% due 08/08/2023 (i)		800	864
Eksportfinans ASA
5.500% due 05/25/2016 (i)		1,700	1,722
5.500% due 06/26/2017 (i)		1,900	1,981
Exeter Finance Corp.
9.750% due 05/20/2019		9,700	9,528
Jefferies LoanCore LLC
6.875% due 06/01/2020 (i)		2,300	2,208
KGH Intermediate Holdco LLC
8.500% due 08/07/2019 (g)		17,535	14,695
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	300	319
Pinnacol Assurance
8.625% due 06/25/2034 (g)		$10,200	10,484
Preferred Term Securities Ltd.
0.892% due 09/23/2035		973	744
Programa Cedulas TDA Fondo de Titulizacion de Activos
0.014% due 04/08/2016 (i)	EUR	900	978
Rabobank Group
6.875% due 03/19/2020 (i)		2,900	3,758
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		$400	418
8.000% due 08/10/2025 (e)		200	212
Royal Bank of Scotland PLC
6.934% due 04/09/2018 (i)	EUR	2,900	3,534
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019 (i)		10,000	10,695
6.125% due 02/07/2022 (i)		$7,800	7,854
6.125% due 02/07/2022		400	403
Springleaf Finance Corp.
6.500% due 09/15/2017 (i)		2,300	2,352
TIG FinCo PLC
8.500% due 03/02/2020	GBP	997	1,513
8.750% due 04/02/2020 (i)		5,647	7,409
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (d)		$35,561	7,468

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020 (i)		$13,700	$13,905

			140,803

INDUSTRIALS 7.2%
Alliance Oil Co. Ltd.
10.000% due 03/11/2019		4,000	2,360
Buffalo Thunder Development Authority
0.000% due 11/15/2029 (g)		2,488	25
11.000% due 12/09/2022		5,598	2,855
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^(f)		18,800	14,382
Chesapeake Energy Corp.
3.571% due 04/15/2019		220	62
Desarrolladora Homex S.A.B. de C.V.
9.750% due 03/25/2020 ^		5,000	100
Enterprise Inns PLC
6.500% due 12/06/2018 (i)	GBP	1,100	1,737
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	300	302
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (i)		$9,000	4,230
8.125% due 06/01/2023 (i)		13,785	6,272
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (i)		8,490	7,004
Millar Western Forest Products Ltd.
8.500% due 04/01/2021 (i)		5,214	2,737
Numericable-SFR S.A.S.
6.000% due 05/15/2022 (i)		1,700	1,653
OGX Austria GmbH
8.500% due 06/01/2018 ^		16,700	0
Petroleos de Venezuela S.A.
5.500% due 04/12/2037 (i)		7,000	2,559
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019 (i)		5,150	5,350
Rockies Express Pipeline LLC
6.875% due 04/15/2040 (i)		1,744	1,509
Spirit Issuer PLC
5.472% due 12/28/2028 (i)	GBP	12,120	18,135
UCP, Inc.
8.500% due 10/21/2017		$10,600	10,591
Unique Pub Finance Co. PLC
6.542% due 03/30/2021	GBP	5,089	7,849
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.750% due 02/03/2022 ^		$5,000	18

			89,730

UTILITIES 5.4%
Frontier Communications Corp.
8.875% due 09/15/2020 (i)		1,030	1,045
10.500% due 09/15/2022 (i)		1,690	1,684
11.000% due 09/15/2025 (i)		1,690	1,677
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (i)		2,000	1,776
6.000% due 11/27/2023 (i)		40,000	37,848
Petrobras Global Finance BV
4.375% due 05/20/2023		453	300
4.875% due 03/17/2020 (i)		2,860	2,152
5.375% due 01/27/2021 (i)		15,800	11,811
6.250% due 12/14/2026	GBP	1,500	1,443
6.625% due 01/16/2034		700	639
6.750% due 01/27/2041 (i)		$6,224	4,015
6.850% due 06/05/2049		1,280	835

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 03/15/2019 (i)		$2,900	$2,574

			67,799

Total Corporate Bonds & Notes (Cost $330,728)			298,332

MUNICIPAL BONDS & NOTES 0.1%

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		430	455
7.750% due 01/01/2042		760	770

Total Municipal Bonds & Notes (Cost $1,169)			1,225

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
5.498% due 07/25/2041 (a)(i)		9,311	1,104
5.648% due 10/25/2040 (a)(i)		14,527	1,763
5.928% due 12/25/2037 (a)		459	74
6.018% due 03/25/2037 - 04/25/2037 (a)(i)		31,065	4,557
6.078% due 02/25/2037 (a)		337	52
6.098% due 09/25/2037 (a)(i)		1,207	254
6.228% due 11/25/2036 (a)		276	39
6.298% due 06/25/2037 (a)(i)		1,089	128
6.328% due 10/25/2035 (a)(i)		3,681	755
6.558% due 03/25/2038 (a)(i)		3,190	673
6.578% due 02/25/2038 (a)(i)		2,101	337
6.678% due 06/25/2023 (a)(i)		3,117	424
11.426% due 01/25/2041 (i)		5,985	7,595
Freddie Mac
6.080% due 05/15/2037 (a)		367	61
6.140% due 07/15/2036 (a)(i)		4,063	707
6.250% due 09/15/2036 (a)(i)		1,505	254
6.370% due 04/15/2036 (a)(i)		2,976	431
7.450% due 09/15/2036 (a)(i)		2,589	423
11.172% due 03/25/2025		3,298	3,554
13.819% due 09/15/2041		602	836
16.049% due 09/15/2034		280	331

Total U.S. Government Agencies (Cost $27,485)			24,352

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Floating Rate Notes
0.428% due 10/31/2017 (k)(m)		5,800	5,798

Total U.S. Treasury Obligations (Cost $5,798)			5,798

NON-AGENCY MORTGAGE-BACKED SECURITIES 103.7%
Alba PLC
0.843% due 12/15/2038	GBP	10,908	13,482
American Home Mortgage Assets Trust
0.712% due 08/25/2037 ^		$11,636	5,773
0.962% due 11/25/2035 (i)		3,340	2,958
6.250% due 06/25/2037 (i)		10,041	7,294
American Home Mortgage Investment Trust
0.722% due 09/25/2045 (i)		8,184	6,912
1.322% due 02/25/2044		9,739	6,211
Banc of America Alternative Loan Trust
0.822% due 05/25/2035 ^(i)		1,235	949
6.000% due 06/25/2037 (i)		546	446
6.000% due 06/25/2046		209	178
Banc of America Funding Trust
0.000% due 06/26/2035		10,469	8,759
0.000% due 07/26/2036		15,300	8,911
0.433% due 08/25/2047 ^		9,097	7,600

78	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.612% due 04/20/2047 ^(i)		$26,249	$20,753
0.852% due 02/20/2035 (i)		4,612	3,402
2.632% due 03/20/2036 ^(i)		3,024	2,615
2.877% due 01/20/2047 ^		354	290
2.900% due 01/25/2035		579	282
Banc of America Mortgage Trust
2.691% due 01/25/2036		1,234	1,100
2.747% due 10/20/2046 ^		418	254
Banc of America Re-REMIC Trust
5.651% due 02/17/2051 (i)		38,264	39,643
Bancaja Fondo de Titulizacion de Activos
0.057% due 10/25/2037 (i)	EUR	2,892	3,012
BCAP LLC Trust
2.269% due 07/26/2045		$7,018	6,175
2.282% due 07/26/2035		4,574	3,905
2.555% due 11/26/2035		9,500	8,153
2.577% due 02/26/2036		7,956	5,560
2.709% due 03/26/2035		8,051	7,623
2.740% due 10/26/2035		6,052	5,226
2.840% due 04/26/2037 (i)		24,727	17,352
5.402% due 06/26/2036		6,237	5,193
5.500% due 12/26/2035		11,109	9,155
6.000% due 08/26/2037		7,427	6,403
Bear Stearns Adjustable Rate Mortgage Trust
4.718% due 06/25/2047 ^		6,099	5,467
Bear Stearns ALT-A Trust
0.622% due 02/25/2034 (i)		9,300	7,831
3.048% due 09/25/2035 ^(i)		13,279	10,042
BRAD Resecuritization Trust
2.178% due 03/12/2021		28,442	2,200
6.550% due 03/12/2021		5,316	5,428
Celtic Residential Irish Mortgage Securitisation PLC
0.054% due 11/13/2047 (i)	EUR	24,793	25,551
0.067% due 03/18/2049		4,963	4,984
0.135% due 12/14/2048		6,907	7,081
0.192% due 04/10/2048		9,369	9,419
Chase Mortgage Finance Trust
2.765% due 03/25/2037 ^(i)		$4,991	4,217
3.650% due 01/25/2036 (i)		17,317	15,934
Citigroup Mortgage Loan Trust, Inc.
2.730% due 03/25/2036 ^(i)		1,038	996
2.905% due 09/25/2037 ^(i)		8,762	7,966
2.954% due 10/25/2035 ^(i)		8,869	7,931
Countrywide Alternative Loan Trust
0.612% due 09/25/2046 ^(i)		19,336	16,332
0.749% due 12/25/2035 (a)		12,332	291
1.152% due 11/25/2035 (i)		26,933	22,981
1.645% due 12/25/2035 (a)		14,743	1,135
2.920% due 06/25/2047		323	276
5.500% due 02/25/2020		361	358
5.500% due 07/25/2035 ^(i)		2,959	2,616
5.500% due 11/25/2035 ^(i)		1,076	987
5.500% due 01/25/2036 ^		229	220
5.500% due 04/25/2037 (i)		3,962	3,351
5.750% due 01/25/2036		366	304
5.750% due 01/25/2037 ^(i)		12,266	10,512
5.750% due 04/25/2037 ^(i)		4,008	3,642
6.000% due 06/25/2036 ^(i)		610	560
6.000% due 11/25/2036 ^(i)		643	606
6.000% due 12/25/2036		286	220
6.000% due 01/25/2037 ^(i)		2,839	2,601
6.000% due 02/25/2037 ^(i)		1,134	891
6.000% due 03/25/2037 ^(i)		18,683	13,576
6.000% due 04/25/2037 ^(i)		8,768	6,398
6.000% due 07/25/2037 ^(i)		2,867	2,997
6.728% due 07/25/2036 (a)		16,206	5,334
36.470% due 05/25/2037 ^		1,696	3,442

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
0.762% due 03/25/2036		$3,433	$1,788
1.022% due 03/25/2035		274	248
5.000% due 11/25/2035 ^		88	77
5.055% due 06/25/2047 ^(i)		12,064	11,301
5.500% due 12/25/2034		193	183
5.500% due 11/25/2035 ^		106	103
6.000% due 07/25/2037 ^		439	400
6.000% due 08/25/2037 (i)		9,670	8,768
6.000% due 08/25/2037 ^		5	5
6.000% due 01/25/2038 ^		335	301
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^(i)		14,934	8,835
Credit Suisse Mortgage Capital Certificates
2.324% due 07/26/2049		10,700	7,661
2.848% due 04/26/2035 (i)		27,326	22,663
4.408% due 07/26/2037 (i)		13,414	10,541
5.692% due 04/16/2049 (i)		10,000	10,320
5.892% due 02/27/2047 (i)		68,095	43,994
7.000% due 08/26/2036		19,270	9,231
7.000% due 08/27/2036		4,966	3,209
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036 (i)		10,630	8,129
CSAB Mortgage-Backed Trust
5.500% due 05/25/2037 ^(i)		7,610	6,719
Debussy PLC
5.930% due 07/12/2025 (i)	GBP	18,250	26,368
8.250% due 07/12/2025		5,000	5,821
Deutsche ALT-A Securities, Inc.
6.000% due 10/25/2021 ^		$1,190	1,016
Diversity Funding Ltd.
1.437% due 02/10/2046 (i)	GBP	2,653	3,819
1.787% due 02/10/2046		1,310	1,678
2.287% due 02/10/2046		1,193	1,353
2.787% due 02/10/2046		1,170	258
4.037% due 02/10/2046		702	41
4.537% due 02/10/2046 ^		234	7
4.637% due 02/10/2046 ^		247	0
Emerald Mortgages PLC
0.051% due 07/15/2048	EUR	26,615	27,220
Epic Drummond Ltd.
0.137% due 01/25/2022		7,215	7,034
First Horizon Alternative Mortgage Securities Trust
2.298% due 08/25/2035 ^		$7,161	1,914
6.678% due 11/25/2036 (a)		2,087	749
First Horizon Mortgage Pass-Through Trust
5.500% due 08/25/2037 ^		801	676
GreenPoint Mortgage Funding Trust
0.622% due 12/25/2046 ^		4,761	2,997
Grifonas Finance PLC
0.319% due 08/28/2039	EUR	14,383	11,444
GSR Mortgage Loan Trust
2.973% due 11/25/2035		$334	303
6.500% due 08/25/2036 ^		1,242	985
HarborView Mortgage Loan Trust
0.443% due 03/19/2036 (i)		23,902	17,279
0.453% due 01/19/2036 (i)		11,518	7,850
1.052% due 06/20/2035 (i)		14,229	12,735
1.302% due 06/20/2035 (i)		3,238	2,751
Impac CMB Trust
1.142% due 10/25/2034		402	347
Impac Secured Assets Trust
0.532% due 05/25/2037 ^		22	16
IndyMac Mortgage Loan Trust
0.622% due 11/25/2046 (i)		9,374	6,703
0.672% due 02/25/2037		4,700	2,990
0.722% due 07/25/2036 (i)		840	650

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.899% due 06/25/2037 ^(i)		$7,256	$5,391
2.938% due 02/25/2035		555	495
4.410% due 03/25/2037		84	73
JPMorgan Alternative Loan Trust
0.622% due 06/25/2037 (i)		45,172	26,762
3.192% due 11/25/2036 ^(i)		5,404	5,308
5.960% due 12/25/2036 ^(i)		9,689	7,860
JPMorgan Chase Commercial Mortgage Securities Trust
1.746% due 06/15/2045 (a)(i)		60,166	3,803
JPMorgan Mortgage Trust
2.577% due 06/25/2037 ^(i)		8,045	7,141
5.803% due 10/25/2036		1,903	1,673
Lavender Trust
5.500% due 09/26/2035		6,925	5,910
5.999% due 11/26/2036		15,763	11,750
LB-UBS Commercial Mortgage Trust
0.539% due 02/15/2040 (a)(i)		209,457	1,290
Lehman Mortgage Trust
5.500% due 11/25/2035 ^		123	116
6.000% due 08/25/2036 ^(i)		1,597	1,363
6.000% due 09/25/2036 ^		1,103	902
6.500% due 09/25/2037 ^(i)		7,121	5,534
7.250% due 09/25/2037 ^(i)		37,213	19,980
Lehman XS Trust
0.702% due 07/25/2037		27,012	8,901
0.922% due 07/25/2047		4,105	1,418
MASTR Adjustable Rate Mortgages Trust
0.421% due 05/25/2047 (i)		28,120	22,891
0.561% due 05/25/2047 ^		5,240	2,450
MASTR Alternative Loan Trust
0.772% due 03/25/2036 (i)		24,132	5,895
0.822% due 03/25/2036		31,897	7,915
Merrill Lynch Mortgage Investors Trust
2.731% due 05/25/2036		13,014	10,588
Morgan Stanley Re-REMIC Trust
2.618% due 07/26/2035 (i)		26,634	20,901
2.661% due 01/26/2035		11,082	9,921
2.661% due 02/26/2037		6,285	5,348
2.782% due 09/26/2035		4,998	4,404
6.000% due 04/26/2036		7,969	7,083
Newgate Funding PLC
0.783% due 12/15/2050	GBP	2,149	2,651
1.122% due 12/15/2050	EUR	2,431	2,332
1.372% due 12/15/2050		4,642	4,343
1.833% due 12/15/2050	GBP	3,669	4,687
NovaStar Mortgage Funding Trust
0.411% due 09/25/2046		$845	689
RBSSP Resecuritization Trust
2.109% due 07/26/2045 (i)		20,150	17,195
2.539% due 02/26/2036 (i)		8,308	5,593
2.615% due 11/21/2035 ^(i)		15,026	12,398
2.859% due 05/26/2037		13,151	10,429
3.016% due 11/26/2035 ^(i)		28,894	20,049
6.000% due 03/26/2036 ^		8,785	7,278
Residential Accredit Loans, Inc. Trust
0.602% due 07/25/2036 (i)		13,995	8,990
0.612% due 05/25/2037 (i)		25,038	20,831
1.257% due 01/25/2046 ^(i)		9,981	6,937
4.349% due 01/25/2036		1,319	1,033
6.000% due 08/25/2035 ^		1,192	1,103
6.000% due 06/25/2036		595	505
6.000% due 09/25/2036 ^(i)		7,072	4,950
7.000% due 10/25/2037 (i)		16,127	13,368
Residential Asset Securitization Trust
5.500% due 07/25/2035		1,330	1,202
6.250% due 08/25/2037 ^		4,853	2,889

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	79

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Funding Mortgage Securities, Inc. Trust
5.762% due 08/25/2036 ^(i)		$3,868	$3,450
5.850% due 11/25/2035 ^		299	277
6.000% due 04/25/2037 ^		2,744	2,491
Rite Aid Pass-Through Certificates
6.790% due 01/02/2021		11,000	11,674
Sequoia Mortgage Trust
0.772% due 07/20/2036 (i)		1,689	1,213
1.407% due 10/20/2027		1,247	1,047
Southern Pacific Securities PLC
4.083% due 12/10/2042	GBP	2,722	4,049
Structured Adjustable Rate Mortgage Loan Trust
2.697% due 04/25/2047 (i)		$4,227	3,334
4.203% due 02/25/2037 ^(i)		14,320	10,407
4.513% due 08/25/2036 (i)		4,915	2,726
Structured Asset Mortgage Investments Trust
0.592% due 03/25/2037 ^		2,584	878
0.612% due 07/25/2046 ^(i)		26,474	21,009
SunTrust Alternative Loan Trust
6.728% due 04/25/2036 ^(a)		6,295	2,152
TBW Mortgage-Backed Trust
6.500% due 07/25/2036 (i)		25,307	14,736
Theatre Hospitals PLC
3.579% due 10/15/2031 (i)	GBP	18,946	26,298
WaMu Mortgage Pass-Through Certificates Trust
0.842% due 06/25/2044		$367	333
1.007% due 06/25/2047 ^		10,598	3,770
1.067% due 07/25/2047 (i)		30,086	24,461
1.137% due 10/25/2046 ^		697	555
1.257% due 02/25/2046		90	83
1.901% due 07/25/2047 ^		1,152	786
4.007% due 03/25/2037 ^(i)		6,339	5,552
4.294% due 02/25/2037 ^(i)		440	408
Washington Mutual Mortgage Pass-Through Certificates Trust
0.662% due 01/25/2047 ^(i)		16,298	12,265
1.022% due 07/25/2036 ^(i)		10,718	6,333
6.000% due 04/25/2037 ^(i)		6,057	5,181
Wells Fargo Alternative Loan Trust
2.768% due 07/25/2037 ^(i)		7,521	6,411
5.750% due 07/25/2037 ^(i)		821	751
Wells Fargo Mortgage Loan Trust
5.788% due 04/27/2036 (i)		28,600	25,831
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 07/25/2036 ^		409	414
6.000% due 09/25/2036 ^(i)		811	779
6.000% due 04/25/2037 ^		265	262
6.000% due 06/25/2037 ^		609	612

Total Non-Agency Mortgage-Backed Securities (Cost $1,111,644)			1,292,772

ASSET-BACKED SECURITIES 44.5%
Asset-Backed Funding Certificates Trust
1.472% due 03/25/2034		1,779	1,434
Bear Stearns Asset-Backed Securities Trust
0.972% due 06/25/2036 (i)		8,846	7,753
8.419% due 10/25/2036		6,203	4,487
Bombardier Capital Mortgage Securitization Corp.
7.440% due 12/15/2029 (i)		2,691	1,567
Citigroup Mortgage Loan Trust, Inc.
0.582% due 12/25/2036 (i)		22,395	14,837
0.682% due 03/25/2037 (i)		34,597	27,005
5.342% due 03/25/2036 ^(i)		3,064	2,207
5.852% due 05/25/2036 ^(i)		671	443
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031 (i)		9,261	6,969
7.970% due 05/01/2032 (i)		16,446	10,009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.200% due 05/01/2031 (i)	$27,450	$21,155
9.163% due 03/01/2033 (i)	9,740	8,669
Conseco Financial Corp.
7.060% due 02/01/2031 (i)	6,353	6,579
7.500% due 03/01/2030	9,834	8,037
Countrywide Asset-Backed Certificates
0.552% due 12/25/2036 ^(i)	20,183	18,205
0.592% due 06/25/2047 (i)	11,954	11,339
0.622% due 04/25/2036 (i)	4,092	3,964
0.622% due 06/25/2037 ^(i)	12,897	11,653
0.622% due 06/25/2047 (i)	35,448	25,877
0.682% due 01/25/2046 ^	3,126	6,488
0.842% due 06/25/2036 ^	1,870	666
1.222% due 03/25/2033	25	23
1.802% due 12/25/2032 ^	1,065	997
4.579% due 02/25/2036 (i)	519	530
4.942% due 07/25/2036 (i)	1,973	1,959
5.505% due 04/25/2036 (i)	1,247	1,237
5.588% due 08/25/2036 (i)	1,264	1,253
Countrywide Asset-Backed Certificates Trust
0.662% due 03/25/2047 (i)	8,000	5,001
1.222% due 08/25/2047 (i)	15,900	13,682
4.896% due 10/25/2046 ^(i)	3,692	3,375
Countrywide Home Equity Loan Trust
5.381% due 03/25/2034	1,456	2,865
Credit-Based Asset Servicing and Securitization LLC
5.236% due 10/25/2036 (i)	10,800	10,506
EMC Mortgage Loan Trust
0.671% due 12/25/2042	154	148
0.691% due 04/25/2042 (i)	8,702	8,019
2.672% due 04/25/2042	2,813	2,192
First Franklin Mortgage Loan Trust
0.922% due 12/25/2035 (i)	23,487	16,583
GMAC Mortgage Corp. Home Equity Loan Trust
6.249% due 12/25/2037 (i)	6,793	6,742
GSAMP Trust
2.297% due 06/25/2034	2,159	1,760
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
7.274% due 12/25/2031 ^	1,300	415
KGS Alpha SBA Trust
1.016% due 04/25/2038 (a)	5,011	189
Lehman XS Trust
6.170% due 06/24/2046 (i)	6,797	6,247
Long Beach Mortgage Loan Trust
0.682% due 08/25/2045 (i)	41,523	32,522
1.472% due 02/25/2034	210	203
1.472% due 06/25/2035 (i)	27,300	20,947
MASTR Asset-Backed Securities Trust
0.572% due 03/25/2036 (i)	9,156	6,282
0.802% due 01/25/2036	400	312
Mid-State Capital Corp. Trust
6.742% due 10/15/2040	7,249	7,754
Morgan Stanley ABS Capital, Inc. Trust
0.522% due 11/25/2036	2,167	1,292
0.752% due 02/25/2037	6,931	3,943
Morgan Stanley Home Equity Loan Trust
0.652% due 04/25/2037 (i)	36,828	21,011
Oakwood Mortgage Investors, Inc.
5.920% due 06/15/2031	9,021	3,271
6.610% due 06/15/2031	5,506	2,218
7.400% due 07/15/2030	23,429	14,269
7.405% due 06/15/2031	7,152	3,213
7.840% due 11/15/2029 (i)	4,729	4,877
8.490% due 10/15/2030 ^	1,607	409
Option One Mortgage Loan Trust
0.782% due 01/25/2036	20,000	13,977
Popular ABS Mortgage Pass-Through Trust
1.672% due 08/25/2035 (i)	3,663	3,234

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Mortgage Products Trust
1.397% due 04/25/2034 (i)		$11,345	$9,853
Residential Asset Securities Corp. Trust
0.582% due 06/25/2036 (i)		4,956	4,788
0.662% due 08/25/2036 (i)		11,000	7,543
Saxon Asset Securities Trust
0.872% due 11/25/2037 (i)		13,000	9,276
Sorin Real Estate CDO Ltd.
0.853% due 10/28/2046		7,400	6,290
Soundview Home Loan Trust
0.702% due 06/25/2037 (i)		10,769	6,729
0.922% due 03/25/2036		16,905	12,432
South Coast Funding Ltd.
0.587% due 01/06/2041		4,993	1,498
0.587% due 01/06/2041 (i)		164,926	49,478
Structured Asset Securities Corp.
5.884% due 05/25/2032 ^		7,131	5,744
Tropic CDO Ltd.
0.641% due 07/15/2036		6,732	4,476
1.201% due 07/15/2034		22,500	12,487
Vanderbilt Acquisition Loan Trust
7.330% due 05/07/2032 (i)		1,154	1,243

Total Asset-Backed Securities (Cost $522,183)			554,637

SOVEREIGN ISSUES 2.7%
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050	BRL	125,666	26,974
10.000% due 01/01/2021		9,588	1,935
10.000% due 01/01/2025		15,100	2,731
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 05/15/2045		8,798	1,879

Total Sovereign Issues (Cost $60,496)			33,519

		SHARES
COMMON STOCKS 0.8%

ENERGY 0.0%
OGX Petroleo e Gas S.A. ADR (b)		262,786	0

FINANCIALS 0.1%
EME Reorganization Trust		5,207,199	52
TIG FinCo PLC (g)		662,196	683

			735

UTILITIES 0.7%
PPL Corp.		245,814	8,390
Talen Energy Corp. (b)		30,703	191

			8,581

Total Common Stocks (Cost $9,782)			9,316

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
AgriBank FCB
6.875% due 01/01/2024 (e)		36,000	3,808

Total Preferred Securities (Cost $3,600)			3,808

SHORT-TERM INSTRUMENTS 6.8%

REPURCHASE AGREEMENTS (h) 5.0%
			62,569

80	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.244% due 01/26/2016	$1,800	$1,800

U.S. TREASURY BILLS 1.7%
0.188% due 01/07/2016 - 01/21/2016 (c)(m)	21,350	21,350

Total Short-Term Instruments (Cost $85,719)		85,719

Total Investments in Securities (Cost $2,175,482)		2,326,446

Total Investments 186.7% (Cost $2,175,482)		$2,326,446

Financial Derivative Instruments (j)(l) (0.9%) (Cost or Premiums, net $(27,080))		(11,282)

Other Assets and Liabilities, net (85.8%)		(1,069,112)

Net Assets 100.0%		$1,246,052

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(g)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Buffalo Thunder Development Authority 0.000% due 11/15/2029	12/08/2014	$0	$25	0.00%
KGH Intermediate Holdco LLC 8.500% due 08/07/2019	08/07/2014	17,267	14,695	1.17%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	10,200	10,484	0.84%
TIG FinCo PLC	04/02/2015	982	683	0.05%

		$28,449	$25,887	2.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	0.350%	12/31/2015	01/04/2016	$5,100	U.S. Treasury Bonds 2.875% due 05/15/2043	$(5,211)	$5,100	$5,100
IND	0.480	12/31/2015	01/04/2016	52,100	U.S. Treasury Notes 1.375% due 08/31/2020	(53,183)	52,100	52,103
SSB	0.010	12/31/2015	01/04/2016	5,369	Fannie Mae 2.170% due 10/17/2022	(5,479)	5,369	5,369

Total Repurchase Agreements						$(63,873)	$62,569	$62,572

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	81

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	0.550%	11/24/2015	TBD	(2)	$	(2,832)	$(2,834)
	1.112	11/18/2015	02/17/2016			(1,429)	(1,431)
	1.650	12/11/2015	03/11/2016			(8,025)	(8,034)
	1.650	12/16/2015	02/16/2016			(5,993)	(5,998)
	1.820	10/22/2015	01/22/2016			(23,882)	(23,971)
	1.844	11/09/2015	02/09/2016			(6,194)	(6,212)
	1.900	06/30/2015	04/04/2016			(4,356)	(4,399)
	1.907	11/30/2015	03/01/2016			(4,976)	(4,985)
	1.907	12/02/2015	03/02/2016			(7,915)	(7,929)
	1.962	12/08/2015	03/08/2016			(7,990)	(8,002)
	2.002	12/14/2015	03/14/2016			(11,061)	(11,074)
	2.079	10/30/2015	02/01/2016			(1,614)	(1,620)
	2.117	03/24/2015	09/26/2016			(1,015)	(1,016)
	2.166	10/23/2015	10/24/2016			(15,516)	(15,584)
	2.169	09/22/2015	09/22/2016			(1,834)	(1,845)
	2.177	03/24/2015	09/27/2016			(186)	(186)
	2.183	05/20/2015	11/21/2016			(24,313)	(24,378)
	2.444	03/24/2015	09/26/2016			(186)	(186)
	2.444	03/25/2015	09/26/2016			(19,192)	(19,205)
	2.444	09/25/2015	09/26/2016			(9,386)	(9,392)
BOS	1.907	11/27/2015	02/29/2016			(5,655)	(5,666)
	2.043	12/10/2015	01/11/2016			(13,631)	(13,650)
	2.120	11/20/2015	02/22/2016			(23,037)	(23,098)
BPG	1.781	03/23/2015	03/22/2016			(29,414)	(29,424)
	2.342	09/01/2015	09/01/2016			(37,844)	(38,152)
	2.552	12/11/2015	12/09/2016			(8,286)	(8,300)
BPS	0.190	10/23/2015	01/25/2016		EUR	(825)	(897)
	0.450	12/30/2015	01/25/2016			(3,187)	(3,464)
	0.520	12/30/2015	01/25/2016			(2,945)	(3,201)
	0.650	10/23/2015	01/25/2016			(2,492)	(2,711)
BRC	(1.000)	11/30/2015	TBD	(2)	GBP	(1,097)	(1,615)
	1.450	12/07/2015	03/07/2016		$	(6,962)	(6,970)
	1.650	12/16/2015	02/16/2016			(12,252)	(12,263)
DBL	1.875	11/18/2015	02/18/2016		GBP	(14,112)	(20,855)
	2.662	12/15/2015	09/12/2016		$	(25,349)	(25,359)
DEU	1.300	12/29/2015	01/21/2016			(5,048)	(5,049)
FOB	2.023	10/06/2015	01/06/2016			(1,740)	(1,749)
	2.067	12/14/2015	01/14/2016			(7,147)	(7,156)
	2.172	12/03/2015	03/03/2016			(1,080)	(1,082)
	2.237	12/10/2015	03/10/2016			(1,065)	(1,067)
JML	0.850	11/12/2015	01/12/2016		EUR	(7,588)	(8,257)
	1.250	11/19/2015	01/19/2016		$	(4,560)	(4,567)
	1.250	11/23/2015	01/22/2016			(14,046)	(14,067)
	1.250	12/02/2015	01/06/2016			(12,533)	(12,547)
	1.250	12/30/2015	01/22/2016			(1,460)	(1,460)
	1.350	01/06/2016	02/08/2016			(11,896)	(11,896)
JPS	1.992	12/11/2015	03/11/2016			(5,923)	(5,931)
MSB	2.084	09/08/2015	09/08/2016			(77,853)	(77,975)
	2.143	08/25/2015	08/25/2016			(53,140)	(53,241)
RBE	1.400	10/16/2015	01/18/2016			(10,655)	(15,758)
	1.750	12/18/2015	03/18/2016		GBP	(2,991)	(4,413)
RDR	0.630	12/24/2015	01/14/2016		$	(7,582)	(7,583)
	0.920	07/28/2015	01/28/2016			(5,853)	(5,877)
	0.950	08/10/2015	02/10/2016			(6,569)	(6,594)
	1.150	11/06/2015	05/06/2016			(3,264)	(3,270)
	1.560	11/06/2015	05/06/2016			(13,369)	(13,403)
	1.660	07/15/2015	07/14/2016			(35,692)	(35,977)
	1.810	07/28/2015	07/27/2016			(10,764)	(10,851)
	1.970	11/30/2015	11/29/2016			(983)	(985)
RTA	1.005	09/23/2015	03/23/2016			(3,716)	(3,727)
	1.021	11/12/2015	05/12/2016			(1,534)	(1,536)
	1.377	12/29/2015	07/05/2016			(9,012)	(9,014)
	1.468	10/22/2015	04/22/2016			(1,681)	(1,686)
	1.611	04/07/2015	04/07/2016			(32,567)	(32,963)
	1.619	04/13/2015	04/13/2016			(8,672)	(8,776)
	1.660	05/14/2015	05/16/2016			(44,710)	(45,194)
	1.661	05/12/2015	05/12/2016			(42,099)	(42,559)
	1.678	06/01/2015	05/31/2016			(8,496)	(8,582)
	1.697	06/11/2015	06/10/2016			(11,247)	(11,357)
	1.720	07/22/2015	07/21/2016			(5,705)	(5,750)

82	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
	1.767%	12/29/2015	09/23/2016	$	(9,226)	$(9,229)
	1.872	11/23/2015	11/22/2016		(18,810)	(18,851)
	2.073	12/28/2015	12/22/2016		(11,912)	(11,917)
	2.085	12/30/2015	12/22/2016		(10,844)	(10,847)
SBI	1.222	12/04/2015	03/04/2016		(8,865)	(8,874)
	1.324	10/22/2015	04/22/2016		(3,321)	(3,330)
SOG	0.820	10/23/2015	01/25/2016		(1,597)	(1,600)
	0.860	10/29/2015	01/29/2016		(2,434)	(2,438)
	0.950	11/30/2015	03/01/2016		(14,703)	(14,717)
	1.801	08/05/2015	02/05/2016		(21,397)	(21,560)
	1.824	08/17/2015	02/17/2016		(12,362)	(12,450)
	1.924	10/27/2015	04/27/2016		(10,197)	(10,235)
	1.924	12/30/2015	04/27/2016		(4,739)	(4,740)
	1.941	11/09/2015	05/09/2016		(4,631)	(4,645)
	2.002	11/27/2015	05/27/2016		(19,455)	(19,496)
	2.062	12/08/2015	06/08/2016		(15,171)	(15,194)
	2.087	06/15/2015	06/15/2016		(20,908)	(21,036)
UBS	0.850	10/15/2015	01/15/2016		(1,873)	(1,877)
	0.860	10/16/2015	01/18/2016	EUR	(17,415)	(18,962)
	0.880	10/16/2015	01/18/2016	GBP	(4,702)	(6,946)
	0.900	11/03/2015	05/03/2016	$	(847)	(848)
	0.950	10/15/2015	01/15/2016		(6,845)	(6,860)
	1.000	12/14/2015	01/28/2016		(4,936)	(4,939)
	1.000	12/18/2015	01/28/2016		(1,310)	(1,311)
	1.380	10/28/2015	01/28/2016	GBP	(2,787)	(4,120)
	1.481	10/02/2015	01/05/2016		(11,577)	(17,133)
	1.737	11/06/2015	02/08/2016	$	(4,585)	(4,598)
	1.770	10/23/2015	01/25/2016		(3,354)	(3,366)
	1.790	03/24/2015	01/04/2016		(2,974)	(3,016)

Total Reverse Repurchase Agreements						$(1,100,940)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(1,065,625) at a weighted average interest rate of 1.609%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of December 31, 2015:

(i)	Securities with an aggregate market value of $1,449,647 and cash of $3,628 have been pledged as collateral under the terms of the following master agreements as of December 31, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(158,281)	$0	$(158,281)	$207,082	$48,801
BOS	0	(42,414)	0	(42,414)	59,984	17,570
BPG	0	(75,876)	0	(75,876)	104,341	28,465
BPS	0	(10,273)	0	(10,273)	11,282	1,009
BRC	0	(20,848)	0	(20,848)	25,008	4,160
DBL	0	(46,214)	0	(46,214)	79,578	33,364
DEU	5,100	(5,049)	0	51	955	1,006
FOB	0	(11,054)	0	(11,054)	15,501	4,447
IND	52,103	0	0	52,103	(53,183)	(1,080)
JML	0	(52,794)	0	(52,794)	51,589	1,205
JPS	0	(5,931)	0	(5,931)	8,397	2,466
MSB	0	(131,216)	0	(131,603)	181,625	50,022
RBE	0	(20,171)	0	(20,171)	23,341	3,170
RDR	0	(84,540)	0	(84,540)	101,021	16,481
RTA	0	(221,988)	0	(221,988)	298,608	76,620
SBI	0	(12,204)	0	(12,204)	14,123	1,919
SOG	0	(128,111)	0	(128,111)	175,398	47,287
SSB	5,369	0	0	5,369	(5,479)	(110)
UBS	0	(73,976)	0	(73,976)	90,233	16,257

Total Borrowings and Other Financing Transactions	$62,572	$(1,100,940)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	83

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Asset-Backed Securities	$0	$(8,192)	$(71,310)	$(168,810)	$(248,312)
Corporate Bonds & Notes	0	(102,819)	(51,708)	(15,847)	(170,374)
Non-Agency Mortgage-Backed Securities	0	(87,643)	(107,530)	(458,011)	(653,184)
U.S. Government Agencies	0	(5,878)	(8,026)	(3,270)	(17,174)

Total Borrowings	$0	$(204,532)	$(238,574)	$(645,938)	$(1,089,044)

Gross amount of recognized liabilities for reverse repurchase agreements (5)					$(1,089,044)

(5)	Unsettled reverse repurchase agreements liability of $(11,896) is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	4.000%	06/20/2022	$134,000	$(17,393)	$8,823	$0	$(341)
Pay	3-Month USD-LIBOR	2.500	12/16/2025	310,400	8,481	4,420	1,130	0
Receive	3-Month USD-LIBOR	2.750	03/20/2043	76,400	(2,158)	(3,689)	0	(613)
Receive	3-Month USD-LIBOR	3.750	06/18/2044	12,200	(2,835)	(2,808)	0	(115)
Receive	3-Month USD-LIBOR	3.500	12/17/2044	44,200	(8,005)	(5,398)	0	(408)
Receive	3-Month USD-LIBOR	3.250	06/17/2045	45,600	(5,861)	(2,131)	0	(412)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	3,800	(95)	(139)	0	(32)

					$(27,866)	$(922)	$1,130	$(1,921)

Total Swap Agreements					$(27,866)	$(922)	$1,130	$(1,921)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2015:

(k)	Securities with an aggregate market value of $4,965 and cash of $17,059 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,130	$1,130	$0	$0	$(1,921)	$(1,921)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	01/2016	$		1,042		GBP	691	$0	$(24)

BPS	01/2016		BRL	8,751	$		2,311	99	0
	01/2016	$		2,317		BRL	8,751	0	(105)

CBK	01/2016		BRL	26,294	$		6,734	87	0
	01/2016		EUR	6,414			6,964	0	(7)
	01/2016	$		6,931		BRL	26,294	0	(285)
	01/2016			79,912		GBP	53,626	0	(856)
	02/2016		GBP	42,049	$		62,405	411	0
	02/2016	$		1,198		EUR	1,096	0	(6)

DUB	01/2016		BRL	273,638	$		72,355	3,189	0
	01/2016		GBP	57,968			87,387	1,931	0
	01/2016	$		69,928		BRL	273,638	0	(762)

84	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	02/2016		BRL	167,097	$		42,227	$406	$0
	02/2016	$		2,914		BRL	11,467	0	(44)

GLM	01/2016			806		EUR	742	1	0

HUS	01/2016		BRL	22,093	$		5,658	74	0
	01/2016		EUR	74,006			78,866	0	(1,560)
	01/2016	$		5,788		BRL	22,093	0	(204)

JPM	01/2016		BRL	33,450	$		8,566	111	0
	01/2016	$		8,675		BRL	33,450	0	(220)
	01/2016			4,452		GBP	2,980	0	(59)
	02/2016			683		BRL	2,788	15	0

MSB	01/2016		BRL	22,888	$		5,862	76	0
	01/2016	$		5,876		BRL	22,888	0	(90)

UAG	01/2016			87,032		EUR	79,678	0	(442)
	01/2016			1,007		GBP	671	0	(18)
	02/2016		EUR	79,678	$		87,094	444	0

Total Forward Foreign Currency Contracts								$6,844	$(4,682)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
GST	Chesapeake Energy Corp.	5.000%	09/20/2020	44.490%	$ 100	$(10)	$(60)	$0	$(70)

HUS	Petrobras Global Finance BV	1.000	09/20/2020	10.013	240	(34)	(41)	0	(75)

JPM	Russia Government International Bond	1.000	12/20/2020	3.062	1,200	(138)	28	0	(110)

						$(182)	$(73)	$0	$(255)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
FBF	ABX.HE.AA.6-2 Index	0.170%	05/25/2046	$30,253	$(26,886)	$14,869	$0	$(12,017)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	1-Year BRL-CDI	15.590%	01/04/2021	BRL	6,800	$0	$(32)	$0	$(32)

GLM	Pay	1-Year BRL-CDI	11.680	01/04/2021		9,900	(14)	(313)	0	(327)

MYC	Pay	1-Year BRL-CDI	15.590	01/04/2021		4,730	2	(24)	0	(22)

							$(12)	$(369)	$0	$(381)

Total Swap Agreements							$(27,080)	$14,427	$0	$(12,653)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	85

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of December 31, 2015:

(m)	Securities with an aggregate market value of $15,839 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$0	$0	$0	$0	$(24)	$0	$0	$(24)	$(24)	$0	$(24)
BPS	99	0	0	99	(105)	0	(32)	(137)	(38)	0	(38)
CBK	498	0	0	498	(1,154)	0	0	(1,154)	(656)	762	106
DUB	5,526	0	0	5,526	(806)	0	0	(806)	4,720	(7,710)	(2,990)
FBF	0	0	0	0	0	0	(12,017)	(12,017)	(12,017)	12,081	64
GLM	1	0	0	1	0	0	(327)	(327)	(326)	290	(36)
GST	0	0	0	0	0	0	(70)	(70)	(70)	0	(70)
HUS	74	0	0	74	(1,764)	0	(75)	(1,839)	(1,765)	2,385	620
JPM	126	0	0	126	(279)	0	(110)	(389)	(263)	321	58
MSB	76	0	0	76	(90)	0	0	(90)	(14)	0	(14)
MYC	0	0	0	0	0	0	(22)	(22)	(22)	0	(22)
UAG	444	0	0	444	(460)	0	0	(460)	(16)	0	(16)

Total Over the Counter	$6,844	$0	$0	$6,844	$(4,682)	$0	$(12,653)	$(17,335)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,130	$1,130

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,844	$0	$6,844

	$0	$0	$0	$6,844	$1,130	$7,974

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,921	$1,921

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,682	$0	$4,682
Swap Agreements	0	12,272	0	0	381	12,653

	$0	$12,272	$0	$4,682	$381	$17,335

	$0	$12,272	$0	$4,682	$2,302	$19,256

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended December 31, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$2,409	$2,409

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25,460	$0	$25,460
Swap Agreements	0	(15)	0	0	0	(15)

	$0	$(15)	$0	$25,460	$0	$25,445

	$0	$(15)	$0	$25,460	$2,409	$27,854

86	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2015 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(10,246)	$(10,246)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,192)	$0	$(5,192)
Swap Agreements	0	(409)	0	0	(317)	(726)

	$0	$(409)	$0	$(5,192)	$(317)	$(5,918)

	$0	$(409)	$0	$(5,192)	$(10,563)	$(16,164)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$14,189	$2,779	$16,968
Corporate Bonds & Notes
Banking & Finance	0	106,096	34,707	140,803
Industrials	0	79,139	10,591	89,730
Utilities	0	67,799	0	67,799
Municipal Bonds & Notes
Illinois	0	1,225	0	1,225
U.S. Government Agencies	0	24,352	0	24,352
U.S. Treasury Obligations	0	5,798	0	5,798
Non-Agency Mortgage-Backed Securities	0	1,266,313	26,459	1,292,772
Asset-Backed Securities	0	554,448	189	554,637
Sovereign Issues	0	33,519	0	33,519
Common Stocks
Financials	52	0	683	735
Utilities	8,581	0	0	8,581
Preferred Securities
Banking & Finance	0	3,808	0	3,808

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Short-Term Instruments
Repurchase Agreements	$0	$62,569	$0	$62,569
Short-Term Notes	0	1,800	0	1,800
U.S. Treasury Bills	0	21,350	0	21,350

Total Investments	$8,633	$2,242,405	$75,408	$2,326,446

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,130	0	1,130
Over the counter	0	6,844	0	6,844
	$0	$7,974	$0	$7,974

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,921)	0	(1,921)
Over the counter	0	(17,335)	0	(17,335)
	$0	$(19,256)	$0	$(19,256)

Totals	$8,633	$2,231,123	$75,408	$2,315,164

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$725	$2,132	$0	$2	$0	$(80)	$0	$0	$2,779	$(79)
Corporate Bonds & Notes
Banking & Finance	36,902	0	(227)	48	4	(2,020)	0	0	34,707	(2,029)
Industrials	10,642	0	0	6	0	(57)	0	0	10,591	(57)
Mortgage-Backed Securities	19,218	0	(199)	(8)	10	526	7,157	0	26,459	532
Asset-Backed Securities	0	0	0	(21)	0	(35)	0	0	189	(35)
Common Stocks
Financials	666	0	0	0	0	17	0	0	683	17

Totals	$68,153	$2,132	$(426)	$27	$14	$(1,649)	$7,157	$0	$75,408	$(1,651)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2015	87

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

December 31, 2015 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$662	Other Valuation Techniques (2)	—	—
	2,117	Proxy Pricing	Base Price	95.50
Corporate Bonds & Notes
Banking & Finance	14,695	Reference Instrument	Spread Movement	653.21 bps
	20,012	Proxy Pricing	Base Price	99.87- 102.67
Industrials	10,591	Proxy Pricing	Base Price	100.09
Mortgage-Backed Securities	26,459	Proxy Pricing	Base Price	0.00-106.50
Asset-Backed Securities	189	Proxy Pricing	Base Price	3.78
Common Stocks
Financials	683	Other Valuation Techniques (2)	—	—

Total	$75,408

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

88	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements

December 31, 2015 (Unaudited)

1. ORGANIZATION

PCM Fund, Inc., PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Strategic Income Fund, Inc., PIMCO Dynamic Credit Income Fund and PIMCO Dynamic Income Fund (each a “Fund” and collectively the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Dynamic Credit Income Fund and PIMCO Dynamic Income Fund (each a “Fund” and collectively the “Funds”) were organized as Massachusetts business trusts on the dates shown in the table below. PCM Fund, Inc. and PIMCO Strategic Income Fund, Inc. were organized as Maryland corporations on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date
PCM Fund, Inc.	June 23, 1993
PIMCO Global StocksPLUS® & Income Fund	February 16, 2005
PIMCO Income Opportunity Fund	September 12, 2007
PIMCO Strategic Income Fund, Inc.	December 9, 1993
PIMCO Dynamic Credit Income Fund	September 27, 2012
PIMCO Dynamic Income Fund	January 19, 2011

PCM Fund, Inc. has the authority to issue 300 million shares of $0.001 par value common stock. PIMCO Strategic Income Fund, Inc. has the authority to issue 500 million shares of $0.00001 par value common stock. PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Dynamic Credit Income Fund and PIMCO Dynamic Income Fund have authorized an unlimited number of Common Shares at a par value of $0.00001 per share. PIMCO Dynamic Credit Income Fund issued 121,000,000 shares in its initial public offering. An additional 16,204,500 shares were issued in connection with the underwriter’s over-allotment option. These shares were all issued at $25.00 per share before an underwriting discount of $1.125 per share. Offering costs of $1,895,440 (representing approximately $0.01 per share) were offset against the proceeds of the offering and over-allotment option and have been charged to paid-in capital in excess of par.

Hereinafter, the terms “Trustee” or “Trustees” shall refer to a Director or Directors of applicable Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S.

GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation/depreciation on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized

SEMIANNUAL REPORT	DECEMBER 31, 2015	89

Notes to Financial Statements (Cont.)

appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions — Common Shares  The Funds intend to declare distributions from net investment income and gains from the sale of portfolio securities and other sources to common shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may engage in investment strategies, including the use of derivatives, to, among other things, generate current, distributable income without regard to possible declines in the Fund’s net asset value. A Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains for monthly distributions even in situations when the Fund has experienced a decline in net assets, including losses due to adverse changes in securities markets or the Fund’s portfolio of investments, including derivatives. Consequently, common shareholders may receive distributions and owe tax at a time when their investment in a Fund has declined in value, which tax may be at ordinary income rates. Also, the tax treatment of certain derivatives may be open to different interpretations. Any recharacterization of payments made or received by a Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of distributions.

(d) Statements of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or mortgage dollar rolls, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows, as applicable, have been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11 that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedule of Investments for additional details.

90	PIMCO CLOSED-END FUNDS

December 31, 2015 (Unaudited)

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The net asset value (“NAV”) of a Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign

(non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Fund is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active

SEMIANNUAL REPORT	DECEMBER 31, 2015	91

Notes to Financial Statements (Cont.)

secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market-based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market-based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by

92	PIMCO CLOSED-END FUNDS

December 31, 2015 (Unaudited)

third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedules of Investments of each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedules of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options

SEMIANNUAL REPORT	DECEMBER 31, 2015	93

Notes to Financial Statements (Cont.)

contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices, are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. In general, the value of an inflation-indexed security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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December 31, 2015 (Unaudited)

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of direct investments, participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund or Funds. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.

In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When a Fund purchases assignments from lenders it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans or acting as an originator of loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, lender liability, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans. To the extent that a Fund originates a loan, it may be responsible for all or a substantial portion of the expenses associated with initiating the loan. This may include significant legal and due diligence expenses, which will be indirectly borne by the Fund and its shareholders. A Fund may pay fees and expenses associated with originating a loan, including significant legal and due diligence expenses, irrespective of whether the loan transaction is ultimately consummated or closed.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of December 31, 2015, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial

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mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Fund may invest in various tranches of CMO bonds, including support bonds.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is typically backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

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Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at December 31, 2015 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan

Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where they seek to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the

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same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price (see Note 7, Principal Risks).

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. Sale-buybacks involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price (see Note 7, Principal Risks).

(d) Mortgage Dollar Rolls  Certain Funds may enter into mortgage dollar roll transactions. Mortgage dollar rolls involve a Fund selling securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, same or similar interest rate and maturity) securities on a specified future date. The difference between the selling price and future purchase price is an adjustment to interest income on the Statement of Operations. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund accounts for rolls as financing transactions. A Fund’s dollar roll transactions are intended to enhance the Fund’s yield by earning a spread between the yield on the underlying mortgage securities and short-term interest rates. Dollar rolls involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price (see Note 7, Principal Risks).

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds may use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, (“CDS”), and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

PIMCO Global StocksPLUS® & Income Fund is subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to recent rule changes by the Commodity Futures Trading Commission (the “CFTC”). The Manager has registered with the CFTC as a Commodity Pool Operator and a Commodity Trading Adviser with respect to the Fund, and is a member of the National Futures Association. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to PIMCO Global StocksPLUS® & Income Fund. Compliance with the CFTC’s regulatory requirements could increase PIMCO Global StocksPLUS® & Income Fund’s expenses, adversely affecting its total return.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss.

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Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. The contractual obligations of a buyer or seller of a forward foreign currency contract may generally be satisfied by taking or making physical delivery of the underlying currency, establishing an opposite position in the contract and recognizing the profit or loss on both positions simultaneously on the delivery date or, in some instances, paying a cash settlement before the designated date of delivery. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. Although forwards may be intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, the appropriate payable or receivable for the change in value may be posted or collected by the Fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of variation margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. An option on an instrument (or an index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

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(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap (see below), however, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its full exposure value (i.e., the notional amount for the contract), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash

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December 31, 2015 (Unaudited)

or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. Credit default swaps on asset-backed securities may be used to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Credit default swaps on indices are instruments often used to attempt to protect investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments.

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Notes to Financial Statements (Cont.)

These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. If a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return. A Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Asset Segregation  Certain of the transactions described above can be viewed as constituting a form of borrowing or financing transaction by the Fund. In such event, a Fund may but is not required to cover its commitment under such transactions by segregating or “earmarking” assets in accordance with procedures adopted by the Board of Trustees, in which case such transactions will not be considered “senior securities” by the Fund. With respect to forwards, futures contracts, options and swaps that are contractually permitted or required to cash settle (i.e., where physical delivery of the underlying reference asset is not required), a Fund is permitted to segregate or earmark liquid assets equal to the Fund’s daily marked-to-market net obligation under the derivative instrument, if any, rather than the derivative’s full notional value. By segregating or earmarking liquid assets equal to only its net marked-to-market obligation under derivatives that are required to cash settle, a Fund will have the ability to employ leverage to a greater extent than if a Fund were to segregate or earmark liquid assets equal to the full notional value of the derivative.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than

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securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. The Funds may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value.

Foreign (non U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of a Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. PIMCO, as Manager, seeks to minimize counterparty risks to a Fund in a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to a Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, a Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to a Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the

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Notes to Financial Statements (Cont.)

transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty (cash). Cash collateral received is typically not held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Funds and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared

Over the Counter (“OTC”) derivatives. Cleared derivatives transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. In the United States, counterparty risk is significantly reduced as creditors of a futures broker do not have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. BASIS FOR CONSOLIDATION

PDILS I LLC and PCILS I LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), both Delaware LLC exempted companies, were formed as wholly owned subsidiaries acting as investment vehicles for PIMCO Dynamic Income Fund and PIMCO Dynamic Credit Income Fund (for purposes of this section, each a “Fund” and, collectively, the “Funds”), respectively, in order to effect certain investments consistent with each Fund’s objectives and policies in effect from time to time. PIMCO Dynamic Income Fund’s and PIMCO Dynamic Credit Income Fund’s investment portfolios have been consolidated and include the portfolio holdings of each Fund’s respective Subsidiary. Accordingly, the consolidated financial statements for each Fund include the accounts of each Fund’s respective subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Funds. See the table below for details regarding the structure, incorporation and relationship as of period end of the Subsidiaries (amounts in thousands†).

104	PIMCO CLOSED-END FUNDS

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	PIMCO Dynamic Credit Income Fund	PIMCO Dynamic Income Fund
	PCILS LLC	PDILS I LLC
Date of Formation	03/07/2013	03/12/2013
Consolidated Fund Net Assets	$2,801,620	$1,246,052
Subsidiary % of Consolidated Fund Net Assets	0.0%	0.0%
Subsidiary Financial Statement Information
Total assets	$0	$0
Total liabilities	0	0
Net assets	0	0
Total assets	0	0
Total liabilities	0	0
Total income	0	0
Net investment income (loss)	(23)	(10)
Net realized gain (loss)	0	0
Net change in unrealized appreciation (depreciation)	0	0
Increase (decrease) in net assets resulting from operations	$(23)	$(10)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

9. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, New York Stock Exchange listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate
PCM Fund, Inc.	0.900%	(1)
PIMCO Global StocksPLUS® & Income Fund	1.105%	(2)
PIMCO Income Opportunity Fund	1.055%	(1)
PIMCO Strategic Income Fund, Inc.	0.955%	(3)
PIMCO Dynamic Credit Income Fund	1.150%	(4)
PIMCO Dynamic Income Fund	1.150%	(4)

(1)

Management fees calculated based on the Fund’s average daily “total managed assets”. Total managed assets refer to the total assets of each Fund (including assets attributable to any reverse repurchase agreements, borrowings and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities representing reverse repurchase agreements and borrowings).
(2)

Management fees calculated based on the Fund’s average daily “total managed assets”. Total managed assets refer to the total assets of each Fund (including assets attributable to any preferred shares and borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

(3)	Management fees calculated based on the Fund’s average daily net asset value (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).
(4)

Management fees calculated based on the Fund’s average daily “total managed assets”. Total managed assets includes total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar rolls, borrowings and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities representing reverse repurchase agreements, dollar rolls and borrowings).

(b) Fund Expenses  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loan and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expense, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled investment vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, as may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the

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Notes to Financial Statements (Cont.)

Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an “interested person” under Section 2(a)(19) of the Act, (the “Independent Trustees”) also serves as a trustee of a number of other closed- end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO Managed Accounts Trust, an open-end investment company with multiple series for which PIMCO serves as investment manager (“PMAT” and, together with the PIMCO Closed-End Funds, the “PIMCO-Managed Funds”). In addition, each of the Independent Trustees also serves as a trustee of certain investment companies (together, the “Allianz-Managed Funds”), for which Allianz Global Investors Fund Management (“AGIFM”), an affiliate of PIMCO that served as the investment manager of the PIMCO Managed Funds prior to the close of business on September 5, 2014, serves as investment adviser.

Each Independent Trustee currently receives annual compensation of $225,000 for his or her service on the Boards of the PIMCO-Managed Funds, payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman receives an additional $50,000 annually, payable quarterly. Trustees are also reimbursed for meeting-related expenses.

Each Trustee’s compensation for his or her service as a Trustee on the Boards of the PIMCO Managed Funds and other costs in connection with joint meetings of such Funds are allocated among the PIMCO-Managed Funds, as applicable, on the basis of fixed percentages as between PMAT and the PIMCO Closed-End Funds. Trustee compensation and other costs will then be further allocated pro rata among the individual PIMCO-Managed Funds within each grouping based on each such PIMCO-Managed Fund’s relative net assets.

10. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the periods ended December 31, 2015, as indicated below, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PCM Fund, Inc.	$961	$2,946
PIMCO Global StocksPLUS® & Income Fund	864	4,873
PIMCO Income Opportunity Fund	2,592	12,973
PIMCO Strategic Income Fund, Inc.	2,535	8,749
PIMCO Dynamic Credit Income Fund	18,524	425,758
PIMCO Dynamic Income Fund	36,217	56,367

11. GUARANTEES AND INDEMNIFICATIONS

Under the organizational documents of PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Dynamic Income Fund and PIMCO Dynamic Credit Income Fund each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Under the organizational documents of PCM Fund, Inc., and PIMCO Strategic Income Fund, Inc., each Director and officer is indemnified to the fullest extent permitted, and in accordance with the procedures required, by Maryland law. For PCM Fund, Inc., Directors, officers, employees and agents are indemnified to the maximum extent permitted by Maryland Law and the Act. For PIMCO Strategic Income Fund, Inc., employees and agents may be indemnified to the extent determined by the Board and subject to the limitations of the Act. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

106	PIMCO CLOSED-END FUNDS

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Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2015, as indicated below, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PCM Fund, Inc.	$0	$0	$19,780	$17,173
PIMCO Global StocksPLUS® & Income Fund	0	0	13,922	15,383
PIMCO Income Opportunity Fund	3,599	1,798	23,852	58,050
PIMCO Strategic Income Fund, Inc.	267,162	272,087	36,256	35,532
PIMCO Dynamic Credit Income Fund	21,481	5,283	813,297	662,750
PIMCO Dynamic Income Fund	11,997	6,193	338,012	121,248

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a nonpublic investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Funds may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Each Fund files U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2012-2014, no examinations are in progress or anticipated at this time. No Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of June 30, 2015, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	06/30/2016	06/30/2017	06/30/2018	06/30/2019
PCM Fund, Inc.	$916	$16,168	$1,418	$—
PIMCO Global StocksPLUS® & Income Fund	—	89,083	5,575	—
PIMCO Income Opportunity Fund	—	—	—	—
PIMCO Strategic Income Fund, Inc.	61,816	13,338	—	—
PIMCO Dynamic Credit Income Fund	—	—	—	—
PIMCO Dynamic Income Fund	—	—	—	—

SEMIANNUAL REPORT	DECEMBER 31, 2015	107

Notes to Financial Statements (Cont.)

December 31, 2015 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of June 30, 2015, the Funds had the following post-effective capital losses with no expiration (amounts in thousands):

	Short-Term	Long-Term
PCM Fund, Inc.	$—	$—
PIMCO Global StocksPLUS® & Income Fund	29,137	—
PIMCO Income Opportunity Fund	2,825	1,474
PIMCO Strategic Income Fund, Inc.	18,953	—
PIMCO Dynamic Credit Income Fund	74,579	—
PIMCO Dynamic Income Fund	—	—

As of December 31, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PCM Fund, Inc.	$192,280	$14,752	$(11,797)	$2,955
PIMCO Global StocksPLUS® & Income Fund	160,929	20,815	(11,585)	9,230
PIMCO Income Opportunity Fund	542,704	52,788	(42,723)	10,065
PIMCO Strategic Income Fund, Inc.	860,061	25,933	(15,075)	10,858
PIMCO Dynamic Credit Income Fund	5,161,919	106,989	(387,913)	(280,924)
PIMCO Dynamic Income Fund	2,175,482	255,954	(104,990)	150,964

15. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On January 4, 2016, the following distributions were declared to common shareholders payable February 1, 2016 to shareholders of record on January 14, 2016:

PCM Fund, Inc.	$0.080000 per common share
PIMCO Global StocksPLUS® & Income Fund	$0.183350 per common share
PIMCO Income Opportunity Fund	$0.190000 per common share
PIMCO Strategic Income Fund, Inc.	$0.080000 per common share
PIMCO Dynamic Credit Income Fund	$0.164063 per common share
PIMCO Dynamic Income Fund	$0.220500 per common share

On February 1, 2016, the following distributions were declared to common shareholders payable March 1, 2016 to shareholders of record on February 11, 2016:

PCM Fund, Inc.	$0.080000 per common share
PIMCO Global StocksPLUS® & Income Fund	$0.183350 per common share
PIMCO Income Opportunity Fund	$0.190000 per common share
PIMCO Strategic Income Fund, Inc.	$0.080000 per common share
PIMCO Dynamic Credit Income Fund	$0.164063 per common share
PIMCO Dynamic Income Fund	$0.220500 per common share

There were no other subsequent events identified that require recognition or disclosure.

108	PIMCO CLOSED-END FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RCE	Royal Bank of Canada Europe Limited
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RDR	RBC Dain Rausher, Inc.
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RTA	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FBF	Credit Suisse International	NAB	National Australia Bank Ltd.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	SEK	Swedish Krona
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	USD (or $)	United States Dollar
DKK	Danish Krone

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	NDDUEAFE	MSCI EAFE Index	PENAAA	Penultimate AAA Sub-Index

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company
ADR	American Depositary Receipt	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CDX.HY	Credit Derivatives Index - High Yield	PIK	Payment-in-Kind
BBR	Bank Bill Rate	CDX.IG	Credit Derivatives Index - Investment Grade	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	CLO	Collateralized Loan Obligation	TBD%	Interest rate to be determined when loan settles

SEMIANNUAL REPORT	DECEMBER 31, 2015	109

Investment Strategy Updates

(Unaudited)

Effective October 6, 2015, each Fund adopted the following non-fundamental investment policy:

The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options should generally be treated as illiquid. However, the staff of the SEC has also taken the position that the determination of whether a particular instrument is liquid should be made under guidelines and standards established by a fund’s board of trustees/directors. The SEC staff has provided examples of factors that may be taken into account in determining whether a particular instrument should be treated as liquid. Pursuant to policies adopted by the Fund’s Board of Trustees, purchased OTC options and the assets used as cover for OTC options written by a Fund may be treated as liquid under certain circumstances, such as when PIMCO has the contractual right to terminate or close out the OTC option on behalf of a Fund within seven days. These policies are not fundamental policies of the Funds and may be changed or modified by the Board of Trustees without the approval of shareholders, provided that any such change or modification will be consistent with applicable positions of the SEC staff.

110	PIMCO CLOSED-END FUNDS

General Information

Investment Manager

Pacific Investment Management Company LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of PCM Fund, Inc., PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Strategic Income Fund, Inc., PIMCO Dynamic Credit Income Fund and PIMCO Dynamic Income Fund.

CEF4010SAR_123115

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Income Fund, Inc.

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date:	February 26, 2016

By:	/s/ WILLIAM G. GALIPEAU
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date:	February 26, 2016